UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6332

                           Rochester Portfolio Series
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.


                              ---------------------
                              LIMITED TERM NEW YORK
                              ---------------------
                                 MUNICIPAL FUND
                              ---------------------

DECEMBER 31, 2007

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                                                                 Management
      Limited Term                                              Commentaries
      New York                                                       and
      Municipal Fund                                            Annual Report

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      MANAGEMENT COMMENTARIES

            Market Recap and Outlook

            Listing of Top Holdings

      ANNUAL REPORT                                          [GRAPHIC]

            Fund Performance Discussion

            Listing of Investments

            Financial Statements

"AFTER 25 YEARS IN THE BUSINESS OF MUNICIPAL FUND MANAGEMENT, I STILL DON'T PRETEND TO HAVE SEEN IT ALL. BUT, ALLOWING TAX-FREE YIELDS TO COMPOUND OVER TIME HAS CLEARLY BEEN A WINNING STRATEGY FOR SHAREHOLDERS."

                  -- RONALD H. FIELDING, Chief Strategist, Senior Vice President
                        and Senior Portfolio Manager, OPPENHEIMERFUNDS/ROCHESTER

                                                 [LOGO] OPPENHEIMERFUNDS(R)
                                                        The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
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TOP TEN CATEGORIES
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Tobacco Master Settlement Agreement                                        20.2%
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Hospital/Health Care                                                       11.3
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General Obligation                                                         10.1
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Marine/Aviation Facilities                                                  8.3
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Electric Utilities                                                          6.0
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Government Appropriation                                                    5.4
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Higher Education                                                            4.0
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Multifamily Housing                                                         4.0
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Municipal Leases                                                            3.7
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Airlines                                                                    3.4

Portfolio holdings are subject to change. Percentages are as of December 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
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AAA                                                                        24.7%
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AA                                                                         21.2
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A                                                                          11.5
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BBB                                                                        37.8
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BB or lower                                                                 4.8

Allocations are subject to change. Percentages are as of December 31, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 9.4% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

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                    16 | LIMITED TERM NEW YORK MUNICIPAL FUND

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FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Limited Term New York Municipal Fund distributed high levels of tax-free income to its shareholders during this reporting period, providing higher yields than many fixed-income alternatives on an after-tax basis. As of December 31, 2007, the Fund's Class A shares provided a distribution yield of 4.16% at net asset value. Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3% among the 16 funds in its Other States Short-Intermediate Municipal Debt Funds category as of the same date. 1

      Despite market challenges that put pressure on many funds' dividends, the monthly dividend for Class A shares of Limited Term New York Municipal Fund held steady throughout this reporting period, providing a total distribution of 13.8 cents per Class A share. The Fund paid a small amount of ordinary income this reporting period and announced plans to accrue for a January 2008 payout of 1.2 cents per Class A share. Other share class distributions will be adjusted similarly.

      In this reporting period, bonds backed by proceeds from the tobacco Master Settlement Agreement (MSA) comprised the largest category in the Fund's portfolio. These so-called tobacco bonds are backed by state and/or U.S. territory proceeds from a national litigation settlement with tobacco manufacturers. The Fund benefited in the first half of this reporting period as credit fundamentals remained strong, credit spreads continued to tighten, and two large pre-refundings (by the tobacco authorities in California and New Jersey) elevated bond prices. The sector experienced pricing pressure in the latter half of the reporting period. The causes, we believe, included a general widening of credit spreads, to which tobacco bonds are normally sensitive, and an increase in the national supply of MSA bonds, a technical factor. In other words, the price declines occurred for non-fundamental reasons and not because anything changed regarding the MSA or the sector. We continue to believe that this sector should provide long-term benefits to our yield-focused investors and, as such, took advantage of market conditions this reporting period to buy high-yielding MSA-backed securities.

1. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.


                    17 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
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      Additionally, we believe the risks of industry litigation have been largely overstated. In the history of MSA-backed tobacco bonds, interest payments and scheduled payments of principal on the bonds we hold have never been interrupted--and many bonds have repaid principal earlier than their scheduled final maturity. Some recent courtroom decisions, nonetheless, are worth noting. In July 2007, a federal judge in the Southern District of New York ruled that a smoker's claim for punitive damages cannot be awarded because New York State, which had sued the tobacco industry in 1997, ultimately agreed to participate in the MSA. In August 2007, the Illinois Supreme Court ruled that no further consideration be given to a case challenging Philip Morris USA's marketing of "light" cigarettes. The same month, the U.S. Court of Appeals for the First Circuit ruled that a lower court had erred in dismissing a class-action suit, brought by Maine residents, that challenged the use of the terms "light" and "low tar" when selling and marketing materials used by Philip Morris and others.

      At the end of this reporting period, tobacco bonds accounted for about one-fifth of the Fund's market value. The size of this position reflects our belief that these bonds can continue to help the Fund deliver high levels of tax-free income.

      Airline facility bonds constituted less than 3.5% of the Fund at the end of this reporting period, including a small position (well less than 1% of assets) in bonds backed by Delta Air Lines. The carrier made all scheduled payments of interest and principal throughout its Chapter 11 bankruptcy protection and has continued to honor its financial obligations since it emerged from bankruptcy on April 30, 2007. Overall, we believe this sector can provide long-term benefit to the Fund, especially if the improving world economy creates the expected gains in passenger travel and pricing flexibility.

      The Fund remained invested in the securities in the single-family and multifamily housing sectors this reporting period. The overall credit quality of these investments was largely unaffected by the developments in the sub-prime mortgage market this reporting period. Investors should note that the Fund's single-family housing bonds are high-grade securities that have been issued by state agencies. Additionally, the Fund does not invest in the securities created from pools of sub-prime mortgages nor in collateralized debt obligations (CDOs) and thus has no direct exposure to these credits. As of December 31, 2007, the overall credit quality of the Fund remained at A-plus and 95.2% of the portfolio's securities were investment grade.

      Many bond insurers faced renewed scrutiny from the credit ratings organizations this reporting period, based on their exposure to sub-prime mortgages. Less than 1% of the Fund's assets were insured by ACA Financial Guaranty Corporation; in December, after S&P sharply downgraded the insurer, these assets were re-evaluated by our in-house


                    18 | LIMITED TERM NEW YORK MUNICIPAL FUND credit research team and each holding was assigned an internal rating. Investors should note that the underlying borrowers for all ACA-insured bonds held by the Fund have consistently made their interest and principal payments without any apparent support from the insurer.

      The Fund continues to hold high-yielding bolds that financed energy co-generation facilities owned and operated by the Calpine Corporation. The company filed for bankruptcy protection late in 2005 but always remained current with its scheduled principal and interest payments. In this reporting period, Calpine announced plans to emerge from bankruptcy and affirmed the lease on its facilities. We believe that the company's recent announcements represent a clear indication that any lingering concerns about debt service on the two bonds this Fund holds--Port Authority of NY/NJ (KIAC) and Suffolk County IDA (Nissequogue Co-generation Partners)--are unwarranted.

      The Fund continued to invest in municipal inverse-floating-rate securities this reporting period. These are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates. They generally provide higher tax-free yields than regular fixed-rated bonds of comparable maturity and credit quality, often with greater price volatility.

      On November 5, the U.S. Supreme Court heard DEPARTMENT OF REVENUE OF KENTUCKY V. DAVIS, which addresses the question of whether Kentucky can tax the income that state residents earn on out-of-state municipal securities if the income that residents earn from in-state municipal securities is exempt from taxation. The Court's decision, which is expected by June 2008, could have implications for New York and many other states. Significantly, the exemption from federal income taxes, which provides investors with the greatest benefit, is not in question. We cannot confidently predict what the Court will decide. However, we will continue to serve our shareholders by focusing on how best to create tax-free yield advantages in any current and future market scenario. We remain committed to helping fixed-income investors achieve their financial goals for tax-free income and will continue to offer a full complement of municipal bond funds to serve our shareholders' diverse needs.

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. The Fund uses a dollar-weighted approach to measure the average maturity of its securities. While the average effective maturity of the Fund's portfolio is limited to 5 years or less, the Fund can hold securities with stated and effective maturities of more or less than 5 years. Shareholders should also note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any


                    19 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2007. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, the Merrill Lynch Municipal Index (3-7 Years) and the Consumer Price Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. The Merrill Lynch Municipal Index (3-7 Years) consists of municipal bonds having remaining maturities of between 3 and 7 years. The Consumer Price Index is a non-securities index that measures changes in the inflation rate. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                    20 | LIMITED TERM NEW YORK MUNICIPAL FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Limited Term New York Municipal Fund (Class A)
   Lehman Brothers Municipal Bond Index
   Merrill Lynch Municipal Index (3-7 Years)
   Consumer Price Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Limited Term     Lehman Brothers   Merrill Lynch
            New York Municipal  Municipal Bond   Municipal Index  Consumer Price
              Fund (Class A)         Index         (3-7 Years)        Index
12/31/1997       $ 9,650            $10,000          $10,000         $10,000
03/31/1998       $ 9,782            $10,115          $10,106         $10,056
06/30/1998       $ 9,933            $10,269          $10,221         $10,105
09/30/1998       $10,142            $10,584          $10,503         $10,143
12/31/1998       $10,223            $10,648          $10,595         $10,161
03/31/1999       $10,287            $10,742          $10,691         $10,229
06/30/1999       $10,222            $10,553          $10,562         $10,304
09/30/1999       $10,185            $10,511          $10,650         $10,409
12/31/1999       $10,134            $10,429          $10,664         $10,434
03/31/2000       $10,318            $10,734          $10,791         $10,614
06/30/2000       $10,445            $10,896          $10,972         $10,688
09/30/2000       $10,637            $11,160          $11,197         $10,769
12/31/2000       $10,891            $11,648          $11,543         $10,787
03/31/2001       $11,063            $11,906          $11,868         $10,924
06/30/2001       $11,195            $11,983          $11,994         $11,035
09/30/2001       $11,431            $12,320          $12,310         $11,054
12/31/2001       $11,419            $12,245          $12,233         $10,955
03/31/2002       $11,504            $12,360          $12,279         $11,085
06/30/2002       $11,724            $12,812          $12,822         $11,153
09/30/2002       $12,154            $13,421          $13,322         $11,221
12/31/2002       $12,142            $13,421          $13,469         $11,215
03/31/2003       $12,174            $13,582          $13,603         $11,420
06/30/2003       $12,308            $13,932          $13,881         $11,389
09/30/2003       $12,445            $13,943          $14,006         $11,482
12/31/2003       $12,725            $14,134          $14,037         $11,426
03/31/2004       $12,951            $14,378          $14,223         $11,618
06/30/2004       $12,664            $14,038          $13,932         $11,761
09/30/2004       $13,122            $14,585          $14,333         $11,773
12/31/2004       $13,332            $14,767          $14,446         $11,798
03/31/2005       $13,489            $14,762          $14,298         $11,984
06/30/2005       $13,878            $15,194          $14,583         $12,058
09/30/2005       $13,928            $15,175          $14,577         $12,325
12/31/2005       $14,016            $15,286          $14,628         $12,201
03/31/2006       $14,161            $15,324          $14,627         $12,387
06/30/2006       $14,217            $15,329          $14,657         $12,579
09/30/2006       $14,614            $15,851          $15,034         $12,579
12/31/2006       $14,759            $16,026          $15,130         $12,511
03/31/2007       $14,874            $16,156          $15,267         $12,731
06/30/2007       $14,894            $16,048          $15,241         $12,917
09/30/2007       $14,915            $16,341          $15,621         $12,926
12/31/2007       $15,016            $16,565          $15,929         $13,021

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 12/31/07

1-Year -1.82%   5-Year 3.60%   10-Year 4.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 24 FOR FURTHER INFORMATION.


                    21 | LIMITED TERM NEW YORK MUNICIPAL FUND

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FUND PERFORMANCE DISCUSSION
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CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Limited Term New York Municipal Fund (Class B)
   Lehman Brothers Municipal Bond Index
   Merrill Lynch Municipal Index (3-7 Years)
   Consumer Price Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Limited Term     Lehman Brothers   Merrill Lynch
            New York Municipal  Municipal Bond   Municipal Index  Consumer Price
              Fund (Class B)         Index         (3-7 Years)        Index
12/31/1997       $10,000            $10,000          $10,000         $10,000
03/31/1998       $10,117            $10,115          $10,106         $10,056
06/30/1998       $10,223            $10,269          $10,221         $10,105
09/30/1998       $10,449            $10,584          $10,503         $10,143
12/31/1998       $10,512            $10,648          $10,595         $10,161
03/31/1999       $10,558            $10,742          $10,691         $10,229
06/30/1999       $10,439            $10,553          $10,562         $10,304
09/30/1999       $10,413            $10,511          $10,650         $10,409
12/31/1999       $10,340            $10,429          $10,664         $10,434
03/31/2000       $10,475            $10,734          $10,791         $10,614
06/30/2000       $10,583            $10,896          $10,972         $10,688
09/30/2000       $10,791            $11,160          $11,197         $10,769
12/31/2000       $11,027            $11,648          $11,543         $10,787
03/31/2001       $11,145            $11,906          $11,868         $10,924
06/30/2001       $11,292            $11,983          $11,994         $11,035
09/30/2001       $11,474            $12,320          $12,310         $11,054
12/31/2001       $11,475            $12,245          $12,233         $10,955
03/31/2002       $11,538            $12,360          $12,279         $11,085
06/30/2002       $11,737            $12,812          $12,822         $11,153
09/30/2002       $12,109            $13,421          $13,322         $11,221
12/31/2002       $12,109            $13,421          $13,469         $11,215
03/31/2003       $12,080            $13,582          $13,603         $11,420
06/30/2003       $12,227            $13,932          $13,881         $11,389
09/30/2003       $12,301            $13,943          $14,006         $11,482
12/31/2003       $12,600            $14,134          $14,037         $11,426
03/31/2004       $12,823            $14,378          $14,223         $11,618
06/30/2004       $12,539            $14,038          $13,932         $11,761
09/30/2004       $12,992            $14,585          $14,333         $11,773
12/31/2004       $13,201            $14,767          $14,446         $11,798
03/31/2005       $13,356            $14,762          $14,298         $11,984
06/30/2005       $13,741            $15,194          $14,583         $12,058
09/30/2005       $13,791            $15,175          $14,577         $12,325
12/31/2005       $13,877            $15,286          $14,628         $12,201
03/31/2006       $14,022            $15,324          $14,627         $12,387
06/30/2006       $14,076            $15,329          $14,657         $12,579
09/30/2006       $14,470            $15,851          $15,034         $12,579
12/31/2006       $14,613            $16,026          $15,130         $12,511
03/31/2007       $14,727            $16,156          $15,267         $12,731
06/30/2007       $14,747            $16,048          $15,241         $12,917
09/30/2007       $14,768            $16,341          $15,621         $12,926
12/31/2007       $14,868            $16,565          $15,929         $13,021

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 12/31/07

1-Year -2.96%   5-Year 3.35%   10-Year 4.05%


                    22 | LIMITED TERM NEW YORK MUNICIPAL FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Limited Term New York Municipal Fund (Class C)
   Lehman Brothers Municipal Bond Index
   Merrill Lynch Municipal Index (3-7 Years)
   Consumer Price Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Limited Term     Lehman Brothers   Merrill Lynch
            New York Municipal  Municipal Bond   Municipal Index  Consumer Price
              Fund (Class C)         Index         (3-7 Years)        Index
12/31/1997       $10,000            $10,000          $10,000         $10,000
03/31/1998       $10,118            $10,115          $10,106         $10,056
06/30/1998       $10,255            $10,269          $10,221         $10,105
09/30/1998       $10,483            $10,584          $10,503         $10,143
12/31/1998       $10,515            $10,648          $10,595         $10,161
03/31/1999       $10,593            $10,742          $10,691         $10,229
06/30/1999       $10,474            $10,553          $10,562         $10,304
09/30/1999       $10,416            $10,511          $10,650         $10,409
12/31/1999       $10,344            $10,429          $10,664         $10,434
03/31/2000       $10,511            $10,734          $10,791         $10,614
06/30/2000       $10,621            $10,896          $10,972         $10,688
09/30/2000       $10,797            $11,160          $11,197         $10,769
12/31/2000       $11,034            $11,648          $11,543         $10,787
03/31/2001       $11,187            $11,906          $11,868         $10,924
06/30/2001       $11,299            $11,983          $11,994         $11,035
09/30/2001       $11,516            $12,320          $12,310         $11,054
12/31/2001       $11,482            $12,245          $12,233         $10,955
03/31/2002       $11,546            $12,360          $12,279         $11,085
06/30/2002       $11,745            $12,812          $12,822         $11,153
09/30/2002       $12,154            $13,421          $13,322         $11,221
12/31/2002       $12,118            $13,421          $13,469         $11,215
03/31/2003       $12,127            $13,582          $13,603         $11,420
06/30/2003       $12,238            $13,932          $13,881         $11,389
09/30/2003       $12,351            $13,943          $14,006         $11,482
12/31/2003       $12,605            $14,134          $14,037         $11,426
03/31/2004       $12,805            $14,378          $14,223         $11,618
06/30/2004       $12,497            $14,038          $13,932         $11,761
09/30/2004       $12,926            $14,585          $14,333         $11,773
12/31/2004       $13,109            $14,767          $14,446         $11,798
03/31/2005       $13,239            $14,762          $14,298         $11,984
06/30/2005       $13,556            $15,194          $14,583         $12,058
09/30/2005       $13,619            $15,175          $14,577         $12,325
12/31/2005       $13,679            $15,286          $14,628         $12,201
03/31/2006       $13,795            $15,324          $14,627         $12,387
06/30/2006       $13,781            $15,329          $14,657         $12,579
09/30/2006       $14,183            $15,851          $15,034         $12,579
12/31/2006       $14,297            $16,026          $15,130         $12,511
03/31/2007       $14,383            $16,156          $15,267         $12,731
06/30/2007       $14,375            $16,048          $15,241         $12,917
09/30/2007       $14,368            $16,341          $15,621         $12,926
12/31/2007       $14,436            $16,565          $15,929         $13,021

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 12/31/07

1-Year -0.01%   5-Year 3.56%   10-Year 3.74%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 24 FOR FURTHER INFORMATION.


                    23 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/18/91. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    24 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2007.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                    25 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                              BEGINNING     ENDING             EXPENSES
                              ACCOUNT       ACCOUNT            PAID DURING
                              VALUE         VALUE              6 MONTHS ENDED
ACTUAL                        JULY 1, 2007  DECEMBER 31, 2007  DECEMBER 31, 2007
--------------------------------------------------------------------------------
Class A                       $1,000.00     $1,008.20          $4.77
--------------------------------------------------------------------------------
Class B                        1,000.00      1,007.10           8.89
--------------------------------------------------------------------------------
Class C                        1,000.00      1,004.30           8.78

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                        1,000.00      1,020.47           4.80
--------------------------------------------------------------------------------
Class B                        1,000.00      1,016.38           8.93
--------------------------------------------------------------------------------
Class C                        1,000.00      1,016.48           8.83

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended December 31, 2007 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          0.94%
--------------------------
Class B          1.75
--------------------------
Class C          1.73

The expense ratios reflect reduction to custodian. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                    26 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--103.6%
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK--84.0%
$      20,000  Albany County, NY Airport Authority                               5.125%  12/15/2019     12/15/2010 A  $      21,059
-----------------------------------------------------------------------------------------------------------------------------------
      785,000  Albany County, NY Airport Authority                               5.300   12/15/2009     12/15/2008 A        801,791
-----------------------------------------------------------------------------------------------------------------------------------
      160,000  Albany County, NY Airport Authority                               5.300   12/15/2015     12/15/2008 A        163,355
-----------------------------------------------------------------------------------------------------------------------------------
      795,000  Albany County, NY Airport Authority                               5.375   12/15/2017     12/15/2008 A        811,616
-----------------------------------------------------------------------------------------------------------------------------------
    2,405,000  Albany County, NY Airport Authority                               5.500   12/15/2019     12/15/2008 A      2,455,361
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000  Albany County, NY IDA (Albany College of
               Pharmacy)                                                         5.250   12/01/2019     12/01/2014 A      1,515,960
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  Albany, NY GO                                                     7.000   01/15/2010     07/01/2008 A          5,016
-----------------------------------------------------------------------------------------------------------------------------------
      250,000  Albany, NY Hsg. Authority                                         6.250   10/01/2012 1   04/01/2008 A        250,478
-----------------------------------------------------------------------------------------------------------------------------------
      200,000  Albany, NY Hsg. Authority (Lark Drive)                            5.200   12/01/2013     12/01/2010 A        206,528
-----------------------------------------------------------------------------------------------------------------------------------
      150,000  Albany, NY Hsg. Authority (Lark Drive)                            5.400   12/01/2018     12/01/2010 A        153,846
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  Albany, NY IDA (Albany Law School)                                5.750   10/01/2030     10/01/2010 A        101,639
-----------------------------------------------------------------------------------------------------------------------------------
    1,365,000  Albany, NY IDA (Brighter Choice
               Charter School)                                                   4.500   04/01/2018     04/11/2017 B      1,278,882
-----------------------------------------------------------------------------------------------------------------------------------
    5,335,000  Albany, NY IDA (Charitable Leadership)                            5.500   07/01/2011     07/13/2010 B      5,463,520
-----------------------------------------------------------------------------------------------------------------------------------
    8,810,000  Albany, NY IDA (Charitable Leadership)                            6.000   07/01/2019 1   07/01/2013 A      8,968,580
-----------------------------------------------------------------------------------------------------------------------------------
    2,660,000  Albany, NY IDA (Daughters of Sarah
               Nursing Home)                                                     5.250   10/20/2021     04/20/2014 A      2,809,332
-----------------------------------------------------------------------------------------------------------------------------------
    1,350,000  Albany, NY IDA (H. Johnson Office Park)                           4.750   03/01/2018     03/01/2008 C      1,348,650
-----------------------------------------------------------------------------------------------------------------------------------
      125,000  Albany, NY IDA (University Heights-Albany
               Law School)                                                       6.750   12/01/2019 1   12/01/2009 A        135,028
-----------------------------------------------------------------------------------------------------------------------------------
    1,935,000  Albany, NY Municipal Water
               Finance Authority                                                 5.250   12/01/2017     06/01/2008 A      1,952,163
-----------------------------------------------------------------------------------------------------------------------------------
      200,000  Albany, NY Municipal Water
               Finance Authority                                                 5.250   12/01/2019     06/01/2008 A        201,578
-----------------------------------------------------------------------------------------------------------------------------------
    2,915,000  Albany, NY Municipal Water
               Finance Authority                                                 5.250   12/01/2020     06/01/2008 A      2,937,999
-----------------------------------------------------------------------------------------------------------------------------------
    3,235,000  Albany, NY Municipal Water
               Finance Authority 2                                               5.250   12/01/2022     06/01/2008 A      3,258,195
-----------------------------------------------------------------------------------------------------------------------------------
    2,590,000  Albany, NY Municipal Water
               Finance Authority                                                 5.250   12/01/2023     06/01/2008 A      2,608,570
-----------------------------------------------------------------------------------------------------------------------------------
    1,110,000  Albany, NY Parking Authority                                      5.625   07/15/2020 1   07/15/2011 A      1,214,174
-----------------------------------------------------------------------------------------------------------------------------------
      890,000  Albany, NY Parking Authority                                      5.625   07/15/2020 1   07/15/2011 A        929,258
-----------------------------------------------------------------------------------------------------------------------------------
      445,000  Albany, NY Parking Authority                                      5.625   07/15/2025 1   07/15/2011 A        460,811
-----------------------------------------------------------------------------------------------------------------------------------
      140,000  Allegany County, NY IDA (Houghton College)                        5.000   01/15/2010     01/15/2008 A        141,513
-----------------------------------------------------------------------------------------------------------------------------------
    4,380,000  Allegany County, NY IDA (Houghton College)                        5.250   01/15/2018     01/15/2008 A      4,425,771
-----------------------------------------------------------------------------------------------------------------------------------
    1,550,000  Amherst, NY IDA (Daemen College)                                  5.750   10/01/2011     04/26/2010 B      1,625,423
-----------------------------------------------------------------------------------------------------------------------------------
    9,800,000  Amherst, NY IDA (Daemen College) 3                                6.000 4 10/01/2036     01/10/2008 C      9,800,000
-----------------------------------------------------------------------------------------------------------------------------------
      490,000  Amherst, NY IDA (Faculty-Student Assoc.
               of SUNY at Buffalo)                                               5.750   04/01/2016     04/01/2012 A        494,263


                    27 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     720,000  Amherst, NY IDA (Faculty-Student Assoc.
               of SUNY at Buffalo)                                               5.750%  04/01/2017 1   04/01/2012 A  $     725,177
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  Arlington, NY Central School District                             5.000   12/15/2015     12/15/2009 A         51,987
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Arlington, NY Central School District                             5.625   05/15/2022     05/15/2009 E         10,364
-----------------------------------------------------------------------------------------------------------------------------------
    6,940,000  Babylon, NY IDA (WSNCHS East, Inc.)                               6.500   08/01/2019 1   08/01/2010 A      7,331,694
-----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia, NY GO                                                    5.000   11/01/2015     11/01/2015          117,306
-----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia, NY GO                                                    5.000   11/01/2016     11/01/2015 A        116,623
-----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia, NY GO                                                    5.000   11/01/2017     11/01/2015 A        115,944
-----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia, NY GO                                                    5.000   11/01/2018     11/01/2015 A        115,181
-----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia, NY GO                                                    5.000   11/01/2019     11/01/2015 A        114,512
-----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia, NY GO                                                    5.000   11/01/2020     11/01/2015 A        113,922
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000  Battery Park, NY City Authority, Series A                         5.250   11/01/2022     11/01/2013 A      6,454,320
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  Bethlehem, NY Water System                                        5.500   03/01/2022     03/01/2013 A        524,905
-----------------------------------------------------------------------------------------------------------------------------------
       85,000  Blauvelt, NY Volunteer Fire Company                               6.000   10/15/2008     10/15/2008           85,270
-----------------------------------------------------------------------------------------------------------------------------------
      645,000  Brookhaven, NY IDA (Alternatives for
               Children)                                                         7.000   02/01/2013     03/22/2011 B        649,683
-----------------------------------------------------------------------------------------------------------------------------------
      965,000  Brookhaven, NY IDA (Dowling College)                              6.500   11/01/2012     11/01/2012        1,012,671
-----------------------------------------------------------------------------------------------------------------------------------
      860,000  Brookhaven, NY IDA (Enecon Corp.)                                 5.800   11/01/2018     10/15/2014 B        834,707
-----------------------------------------------------------------------------------------------------------------------------------
      130,000  Brookhaven, NY IDA (Stony Brook
               Foundation)                                                       5.750   11/01/2008     11/01/2008          130,540
-----------------------------------------------------------------------------------------------------------------------------------
      645,000  Broome County, NY COP                                             5.250   04/01/2022 1   04/01/2008 A        645,974
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Broome County, NY GO                                              5.400   04/15/2011     04/15/2008 A         10,065
-----------------------------------------------------------------------------------------------------------------------------------
      925,000  Bushnell Basin, NY Fire Assoc.
               (Volunteer Fire Dept.)                                            5.250   11/01/2015     12/14/2013 B        900,848
-----------------------------------------------------------------------------------------------------------------------------------
      320,000  Cattaraugus County, NY IDA
               (Olean General Hospital)                                          5.250   08/01/2023     08/01/2010 A        325,974
-----------------------------------------------------------------------------------------------------------------------------------
    4,275,000  Cayuga County, NY COP
               (Auburn Memorial Hospital)                                        6.000   01/01/2021     07/01/2008 A      4,280,387
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000  Chautauqua County, NY Tobacco Asset
               Securitization Corp.                                              6.000   07/01/2012     07/01/2010 A      1,296,800
-----------------------------------------------------------------------------------------------------------------------------------
    1,075,000  Chautauqua County, NY Tobacco Asset
               Securitization Corp.                                              6.250   07/01/2016     07/01/2010 A      1,114,711
-----------------------------------------------------------------------------------------------------------------------------------
    3,780,000  Chautauqua County, NY Tobacco Asset
               Securitization Corp.                                              6.500   07/01/2024     07/01/2010 A      3,931,578
-----------------------------------------------------------------------------------------------------------------------------------
   18,160,000  Chautauqua County, NY Tobacco Asset
               Securitization Corp.                                              6.750   07/01/2040     07/01/2010 A     18,913,277
-----------------------------------------------------------------------------------------------------------------------------------
    2,440,000  Clarence, NY IDA (Bristol Village)                                6.000   01/20/2044     01/20/2013 A      2,626,806
-----------------------------------------------------------------------------------------------------------------------------------
       45,000  Clifton Park, NY Water Authority                                  5.000   10/01/2029     10/01/2009 A         45,875
-----------------------------------------------------------------------------------------------------------------------------------
    4,195,000  Cortland County, NY IDA
               (Cortland Memorial Hospital)                                      5.625   07/01/2024 1   07/01/2012 A      4,335,994
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  Cortland, NY GO                                                   5.625   05/01/2010     05/01/2008 A         50,415
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  Deerfield, NY GO                                                  5.250   06/15/2008     06/15/2008            5,034


                    28 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      10,000  Deerfield, NY GO                                                  5.250%  06/15/2009     06/15/2009    $      10,201
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                  5.250   06/15/2010     06/15/2010           10,307
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                  5.250   06/15/2011     06/15/2011           10,404
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                  5.250   06/15/2012     06/15/2012           10,466
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                  5.250   06/15/2013     06/15/2013           10,554
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                  5.500   06/15/2014     06/15/2014           10,749
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                  5.500   06/15/2015     06/15/2015           10,791
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                  5.500   06/15/2016     06/15/2016           10,814
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                  5.500   06/15/2017     06/15/2016 A         10,784
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                  5.500   06/15/2018     06/15/2016 A         10,722
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  Deerfield, NY GO                                                  5.500   06/15/2019     06/15/2016 A         16,018
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  Deerfield, NY GO                                                  5.500   06/15/2020     06/15/2016 A         15,942
-----------------------------------------------------------------------------------------------------------------------------------
      295,000  Dutchess County, NY IDA (Bard College)                            5.500   08/01/2020     08/01/2010 A        315,582
-----------------------------------------------------------------------------------------------------------------------------------
    5,205,000  Dutchess County, NY IDA (Marist College)                          5.150   07/01/2017     07/01/2013 A      5,448,178
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  East Hampton, NY Town GO                                          5.000   04/15/2018     04/15/2008 A         25,368
-----------------------------------------------------------------------------------------------------------------------------------
      515,000  East Rochester, NY Hsg. Authority
               (Gates Senior Hsg.)                                               5.200   04/20/2021     10/20/2013 A        534,807
-----------------------------------------------------------------------------------------------------------------------------------
    2,800,000  East Rochester, NY Hsg. Authority
               (Rochester St. Mary's Residence Facility)                         5.375   12/20/2022 1   12/20/2015 A      2,961,560
-----------------------------------------------------------------------------------------------------------------------------------
    8,300,000  East Rochester, NY Hsg. Authority
               (St. John's Meadows)                                              5.000   08/15/2027     08/15/2020 A      8,322,659
-----------------------------------------------------------------------------------------------------------------------------------
      210,000  East Syracuse, NY Hsg. Authority
               (Bennett Manor Associates)                                        6.700   04/01/2021     04/01/2010 A        222,812
-----------------------------------------------------------------------------------------------------------------------------------
      415,000  Elmira, NY GO                                                     5.000   10/01/2015     10/01/2015          440,635
-----------------------------------------------------------------------------------------------------------------------------------
      440,000  Elmira, NY GO                                                     5.000   10/01/2016     10/01/2016          467,082
-----------------------------------------------------------------------------------------------------------------------------------
      460,000  Elmira, NY GO                                                     5.000   10/01/2017     10/01/2015 A        485,203
-----------------------------------------------------------------------------------------------------------------------------------
      485,000  Elmira, NY GO                                                     5.000   10/01/2018     10/01/2017 A        507,887
-----------------------------------------------------------------------------------------------------------------------------------
      505,000  Elmira, NY GO                                                     5.000   10/01/2019     10/01/2017 A        525,473
-----------------------------------------------------------------------------------------------------------------------------------
    1,300,000  Erie County, NY IDA
               (Buffalo City School District)                                    5.750   05/01/2025     05/01/2014 A      1,442,194
-----------------------------------------------------------------------------------------------------------------------------------
    6,500,000  Erie County, NY IDA
               (Buffalo City School District)                                    5.750   05/01/2026     05/01/2014 A      7,210,970
-----------------------------------------------------------------------------------------------------------------------------------
    1,535,000  Erie County, NY IDA (Medaille College)                            6.875   10/01/2013     03/17/2011 B      1,574,373
-----------------------------------------------------------------------------------------------------------------------------------
      295,000  Erie County, NY IDA (Medaille College)                            7.250   11/01/2010     11/19/2009 B        302,171
-----------------------------------------------------------------------------------------------------------------------------------
   29,615,000  Erie County, NY Tobacco Asset
               Securitization Corp.                                              5.000   06/01/2031     03/22/2017 B     28,068,801
-----------------------------------------------------------------------------------------------------------------------------------
    9,750,000  Erie County, NY Tobacco Asset
               Securitization Corp.                                              5.000   06/01/2038     08/15/2020 B      9,177,090
-----------------------------------------------------------------------------------------------------------------------------------
    1,635,000  Erie County, NY Tobacco Asset
               Securitization Corp.                                              5.750   07/15/2013     07/15/2010 E      1,756,137
-----------------------------------------------------------------------------------------------------------------------------------
    7,305,000  Erie County, NY Tobacco Asset
               Securitization Corp.                                              6.000   07/15/2020     07/15/2010 E      7,890,496


                    29 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     250,000  Essex County, NY IDA
               (International Paper Company)                                     6.450%  11/15/2023     11/15/2009 A  $     256,208
-----------------------------------------------------------------------------------------------------------------------------------
      690,000  Essex County, NY IDA (North Country
               Community College Foundation)                                     4.600   06/01/2015     12/25/2013 B        679,126
-----------------------------------------------------------------------------------------------------------------------------------
      540,000  Franklin County, NY IDA (North Country
               Community College Foundation)                                     4.600   06/01/2015     12/24/2013 B        531,490
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  Hamilton County, NY IDA
               (Adirondack Historical Assoc.)                                    5.250   11/01/2018     11/01/2008 A        512,180
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  Hempstead Village, NY GO                                          5.000   09/15/2017     09/15/2016 A         76,722
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  Hempstead Village, NY GO                                          5.000   07/01/2018     07/01/2014 A        506,500
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  Hempstead Village, NY GO                                          5.000   09/15/2018     09/15/2016 A         76,239
-----------------------------------------------------------------------------------------------------------------------------------
    1,195,000  Hempstead Village, NY GO                                          5.000   07/01/2019     07/01/2014 A      1,205,217
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  Hempstead Village, NY GO                                          5.000   09/15/2019     09/15/2016 A         75,812
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  Hempstead Village, NY GO                                          5.000   09/15/2020     09/15/2016 A         75,389
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  Hempstead Village, NY GO                                          5.000   09/15/2021     09/15/2021           74,884
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  Hempstead Village, NY GO                                          5.000   09/15/2022     09/15/2022           74,417
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  Hempstead Village, NY GO                                          5.000   09/15/2023     09/15/2023           73,912
-----------------------------------------------------------------------------------------------------------------------------------
    1,635,000  Hempstead Village, NY GO                                          5.250   07/01/2023     07/01/2014 A      1,646,183
-----------------------------------------------------------------------------------------------------------------------------------
    1,730,000  Hempstead Village, NY GO                                          5.250   07/01/2024     07/01/2014 A      1,736,142
-----------------------------------------------------------------------------------------------------------------------------------
    1,700,000  Hempstead, NY IDA (Adelphi University)                            5.750   06/01/2022 1   06/01/2012 A      1,778,642
-----------------------------------------------------------------------------------------------------------------------------------
    1,350,000  Hempstead, NY IDA (Hofstra University)                            5.800   07/01/2015     07/01/2008 A      1,368,009
-----------------------------------------------------------------------------------------------------------------------------------
    2,740,000  Hempstead, NY IDA (Lynbrook Facilities)                           6.000   11/01/2017     08/10/2013 B      2,727,807
-----------------------------------------------------------------------------------------------------------------------------------
       60,000  Herkimer County, NY GO                                            5.000   09/15/2012     03/15/2008 A         62,039
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  Herkimer County, NY GO                                            5.000   09/15/2012     03/15/2008 A         40,153
-----------------------------------------------------------------------------------------------------------------------------------
      465,000  Herkimer County, NY IDA (Burrows Paper)                           8.000   01/01/2009     07/01/2008 A        465,967
-----------------------------------------------------------------------------------------------------------------------------------
      370,000  Herkimer County, NY IDA (Herkimer
               County College Foundation)                                        5.850   11/01/2010     11/15/2009 B        377,352
-----------------------------------------------------------------------------------------------------------------------------------
    1,275,000  Herkimer, NY Hsg. Authority                                       7.150   03/01/2011     03/01/2008 A      1,278,302
-----------------------------------------------------------------------------------------------------------------------------------
      300,000  Hudson, NY IDA (Hudson Fabrics)                                   6.000   11/01/2012     10/10/2010 B        292,254
-----------------------------------------------------------------------------------------------------------------------------------
    3,500,000  Islip, NY IDA (United Cerebral Palsy Assoc.)                      5.500   12/01/2016     01/17/2013 B      3,326,540
-----------------------------------------------------------------------------------------------------------------------------------
      410,000  Islip, NY IDA (United Cerebral Palsy Assoc.)                      5.500   12/01/2016     01/17/2013 B        389,680
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  Islip, NY Res Rec, Series D                                       6.500   07/01/2009     07/01/2008 A         15,216
-----------------------------------------------------------------------------------------------------------------------------------
    2,990,000  Islip, NY Res Rec, Series E                                       5.625   07/01/2017     07/01/2014 A      3,259,220
-----------------------------------------------------------------------------------------------------------------------------------
    1,175,000  Islip, NY Res Rec, Series E                                       5.750   07/01/2019     07/01/2014 A      1,278,941
-----------------------------------------------------------------------------------------------------------------------------------
      250,000  Jamestown, NY GO                                                  5.000   08/01/2024     08/01/2014 A        258,990
-----------------------------------------------------------------------------------------------------------------------------------
      250,000  Jamestown, NY GO                                                  5.000   08/01/2025     08/01/2014 A        258,123
-----------------------------------------------------------------------------------------------------------------------------------
    1,385,000  Jamestown, NY Hsg. Authority                                      6.125   07/01/2010     09/27/2009 B      1,366,164
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  Kenmore, NY Hsg. Authority (SUNY at
               Buffalo)                                                          5.500   08/01/2024     08/01/2011 A      1,019,450
-----------------------------------------------------------------------------------------------------------------------------------
    2,210,000  Livingston County, NY IDA
               (Nicholas H. Noyes Memorial Hospital)                             5.875   07/01/2022     07/01/2010 A      2,210,000


                    30 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,010,000  Livingston County, NY IDA (Nicholas H.
               Noyes Memorial Hospital)                                          6.000%  07/01/2030     04/22/2027 B  $   1,006,909
-----------------------------------------------------------------------------------------------------------------------------------
       70,000  Livonia, NY GO                                                    5.000   06/15/2020     06/15/2017 A         73,856
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  Livonia, NY GO                                                    5.000   06/15/2021     06/15/2017 A         78,715
-----------------------------------------------------------------------------------------------------------------------------------
       80,000  Livonia, NY GO                                                    5.000   06/15/2022     06/15/2017 A         83,395
-----------------------------------------------------------------------------------------------------------------------------------
       85,000  Livonia, NY GO                                                    5.000   06/15/2023     06/15/2017 A         88,275
-----------------------------------------------------------------------------------------------------------------------------------
       90,000  Livonia, NY GO                                                    5.000   06/15/2024     06/15/2017 A         93,117
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  Livonia, NY GO                                                    5.000   06/15/2025     06/15/2017 A         77,249
-----------------------------------------------------------------------------------------------------------------------------------
    2,065,000  Madison County, NY IDA (Morrisville State
               College Foundation)                                               5.000   06/01/2022     06/01/2016 A      2,154,993
-----------------------------------------------------------------------------------------------------------------------------------
    2,260,000  Madison County, NY IDA
               (Oneida Healthcare Center)                                        5.500   02/01/2016     02/01/2011 A      2,343,869
-----------------------------------------------------------------------------------------------------------------------------------
      145,000  Medina, NY Hsg. Corp.                                             8.250   08/15/2011 1   02/15/2008 A        145,278
-----------------------------------------------------------------------------------------------------------------------------------
    2,965,000  Monroe County, NY COP                                             8.050   01/01/2011 1   07/01/2008 A      2,986,941
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  Monroe County, NY GO                                              5.000   06/01/2017     06/01/2008 A         50,536
-----------------------------------------------------------------------------------------------------------------------------------
      265,000  Monroe County, NY GO                                              5.250   02/01/2016     02/01/2008 A        268,040
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  Monroe County, NY GO                                              5.350   03/01/2012     03/01/2008 A         75,858
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  Monroe County, NY GO                                              6.100   03/01/2008     03/01/2008           40,203
-----------------------------------------------------------------------------------------------------------------------------------
      510,000  Monroe County, NY IDA (Canal Ponds)                               7.000   06/15/2013 1   06/15/2008 A        516,446
-----------------------------------------------------------------------------------------------------------------------------------
    1,285,000  Monroe County, NY IDA (DePaul
               Community Facilities)                                             6.500   02/01/2024 1   02/01/2008 A      1,287,506
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  Monroe County, NY IDA
               (Nazareth College of Rochester)                                   5.250   10/01/2021     10/01/2011 A         80,025
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  Monroe County, NY IDA (Rochester
               Institute of Technology)                                          5.000   04/01/2010     04/01/2010           25,202
-----------------------------------------------------------------------------------------------------------------------------------
      340,000  Monroe County, NY IDA (Summit at
               Brighton)                                                         5.000   07/01/2016     10/26/2012 B        324,802
-----------------------------------------------------------------------------------------------------------------------------------
    2,055,000  Monroe County, NY IDA (West End
               Business Center)                                                  5.125   12/01/2014     05/29/2011 B      2,009,708
-----------------------------------------------------------------------------------------------------------------------------------
   13,810,000  Monroe County, NY Tobacco Asset
               Securitization Corp. (TASC)                                       6.150   06/01/2025     01/26/2010 D     14,671,606
-----------------------------------------------------------------------------------------------------------------------------------
       60,000  Monroe County, NY Water Authority                                 5.250   08/01/2011     02/01/2008 A         60,105
-----------------------------------------------------------------------------------------------------------------------------------
      285,000  Monroe, NY Newpower Corp.                                         4.500   01/01/2011     10/01/2010 B        282,127
-----------------------------------------------------------------------------------------------------------------------------------
      155,000  Monroe, NY Newpower Corp.                                         4.700   01/01/2012     10/01/2011 B        154,861
-----------------------------------------------------------------------------------------------------------------------------------
      410,000  Monroe, NY Newpower Corp.                                         4.800   01/01/2013     10/01/2012 B        408,688
-----------------------------------------------------------------------------------------------------------------------------------
   7,800,000   Monroe, NY Newpower Corp.                                         6.375   01/01/2024     07/01/2009 A      8,069,334
-----------------------------------------------------------------------------------------------------------------------------------
      280,000  Mount Vernon, NY IDA (Kings Court)                                5.125   12/01/2023     12/01/2015 A        280,420
-----------------------------------------------------------------------------------------------------------------------------------
      975,000  Mount Vernon, NY IDA (Macedonia
               Towers)                                                           5.125   12/01/2023     12/01/2015 A        976,463
-----------------------------------------------------------------------------------------------------------------------------------
      185,000  Mount Vernon, NY IDA (Meadowview)                                 6.000   06/01/2009     12/06/2008 B        185,771
-----------------------------------------------------------------------------------------------------------------------------------
    5,275,000  Mount Vernon, NY IDA (Section 8),
               Series A                                                          5.250   12/01/2014 1   06/01/2008 A      5,406,664


                    31 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      50,000  Municipal Assistance Corp. for Troy, NY                           5.000%  01/15/2016     01/15/2008 A  $      50,451
-----------------------------------------------------------------------------------------------------------------------------------
    1,965,000  Nassau County, NY (CSMR)                                          5.950   11/01/2022     11/01/2022        1,960,716
-----------------------------------------------------------------------------------------------------------------------------------
      300,000  Nassau County, NY Bridge Authority                                5.250   10/01/2026     04/01/2008 A        306,366
-----------------------------------------------------------------------------------------------------------------------------------
      305,000  Nassau County, NY IDA (ACDS)                                      5.950   11/01/2022     11/01/2022          304,335
-----------------------------------------------------------------------------------------------------------------------------------
      605,000  Nassau County, NY IDA (ACDS)                                      6.000   12/01/2019     04/02/2017 B        592,035
-----------------------------------------------------------------------------------------------------------------------------------
      440,000  Nassau County, NY IDA (ALIA-ACDS)                                 7.000   10/01/2016     11/01/2011 A        457,327
-----------------------------------------------------------------------------------------------------------------------------------
      680,000  Nassau County, NY IDA (ALIA-ACLD)                                 5.750   09/01/2011     06/03/2010 B        680,768
-----------------------------------------------------------------------------------------------------------------------------------
      655,000  Nassau County, NY IDA (ALIA-CMA)                                  7.000   10/01/2016     11/01/2011 A        680,794
-----------------------------------------------------------------------------------------------------------------------------------
      505,000  Nassau County, NY IDA (ALIA-CRR)                                  7.000   10/01/2016     11/01/2011 A        524,887
-----------------------------------------------------------------------------------------------------------------------------------
      110,000  Nassau County, NY IDA (ALIA-FREE)                                 7.000   10/01/2016     11/01/2011 A        114,332
-----------------------------------------------------------------------------------------------------------------------------------
      460,000  Nassau County, NY IDA (ALIA-HKSB)                                 7.000   10/01/2016     11/01/2011 A        478,115
-----------------------------------------------------------------------------------------------------------------------------------
    1,745,000  Nassau County, NY IDA (CSMR)                                      6.000   12/01/2019     12/27/2016 B      1,707,605
-----------------------------------------------------------------------------------------------------------------------------------
      740,000  Nassau County, NY IDA (Epilepsy
               Foundation of L.I.)                                               6.000   12/01/2019     11/17/2016 B        723,905
-----------------------------------------------------------------------------------------------------------------------------------
      250,000  Nassau County, NY IDA (Epilepsy
               Foundation of L.I. )                                              5.950   11/01/2022     11/01/2022          249,455
-----------------------------------------------------------------------------------------------------------------------------------
      335,000  Nassau County, NY IDA (Hispanic
               Counseling Center)                                                6.000   11/01/2017     11/01/2017          334,350
-----------------------------------------------------------------------------------------------------------------------------------
      265,000  Nassau County, NY IDA (Life's WORCA)                              5.950   11/01/2022     11/01/2022          264,422
-----------------------------------------------------------------------------------------------------------------------------------
       80,000  Nassau County, NY IDA (North Shore
               CFGA)                                                             5.750   05/01/2008     05/01/2008           80,093
-----------------------------------------------------------------------------------------------------------------------------------
      505,000  Nassau County, NY IDA (PLUS Group
               Home)                                                             6.150   11/01/2022     11/01/2022          503,864
-----------------------------------------------------------------------------------------------------------------------------------
      755,000  Nassau County, NY IDA (United Cerebral
               Palsy)                                                            5.750   11/01/2009     02/06/2009 B        755,491
-----------------------------------------------------------------------------------------------------------------------------------
      130,000  Nassau County, NY IDA (United Veteran's
               Beacon House)                                                     6.000   11/01/2017     11/01/2017          129,748
-----------------------------------------------------------------------------------------------------------------------------------
      490,000  Nassau County, NY IDA (WORCA)                                     6.000   12/01/2019     12/23/2016 B        479,343
-----------------------------------------------------------------------------------------------------------------------------------
      140,000  Nassau County, NY IDA, Series C                                   6.000   12/01/2019     12/22/2016 B        136,955
-----------------------------------------------------------------------------------------------------------------------------------
      680,000  Nassau County, NY Interim Finance
               Authority                                                         5.125   11/15/2021     05/15/2008 A        680,932
-----------------------------------------------------------------------------------------------------------------------------------
       80,000  Nassau County, NY Interim Finance
               Authority                                                         5.375   11/15/2012     05/15/2008 A         80,148
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  Nassau County, NY Interim Finance
               Authority                                                         5.375   11/15/2013     05/15/2008 A         35,065
-----------------------------------------------------------------------------------------------------------------------------------
   21,000,000  Nassau County, NY Tobacco Settlement Corp.                        0.000 5 06/01/2026     12/03/2017 B     19,207,020
-----------------------------------------------------------------------------------------------------------------------------------
      725,000  Nassau County, NY Tobacco Settlement Corp.                        6.000   07/15/2017     07/15/2009 E        765,230
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  Nassau County, NY Tobacco Settlement Corp.                        6.000   07/15/2018     07/15/2009 A         26,387
-----------------------------------------------------------------------------------------------------------------------------------
    4,125,000  Nassau County, NY Tobacco Settlement Corp.                        6.250   07/15/2020 1   07/15/2009 A      4,369,324
-----------------------------------------------------------------------------------------------------------------------------------
    2,255,000  Nassau County, NY Tobacco Settlement Corp.                        6.250   07/15/2021     07/15/2009 A      2,388,564
-----------------------------------------------------------------------------------------------------------------------------------
    4,925,000  Nassau County, NY Tobacco Settlement Corp.                        6.300   07/15/2021     07/15/2009 A      5,220,352
-----------------------------------------------------------------------------------------------------------------------------------
    1,320,000  Nassau County, NY Tobacco Settlement Corp.                        6.300   07/15/2022     07/15/2009 A      1,399,160


                    32 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  15,050,000  Nassau County, NY Tobacco Settlement Corp.                        6.500%  07/15/2027     07/15/2009 A  $  15,997,548
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  Nassau County, NY Tobacco Settlement Corp.                        6.600   07/15/2039     07/15/2009 A      5,322,250
-----------------------------------------------------------------------------------------------------------------------------------
      265,000  Nassau, NY IDA (EBS North Hills LLC)                              7.000   11/01/2013     01/03/2011 B        268,127
-----------------------------------------------------------------------------------------------------------------------------------
      120,000  Nassau, NY IDA (EBS North Hills LLC)                              7.000   11/01/2013     01/03/2011 B        121,416
-----------------------------------------------------------------------------------------------------------------------------------
      160,000  Nassau, NY IDA (EBS North Hills LLC)                              7.000   11/01/2013     01/08/2011 B        176,171
-----------------------------------------------------------------------------------------------------------------------------------
      175,000  Nassau, NY IDA (EBS North Hills LLC)                              7.000   11/01/2013     01/03/2011 B        177,065
-----------------------------------------------------------------------------------------------------------------------------------
      175,000  Nassau, NY IDA (EBS North Hills LLC)                              7.000   11/01/2013     01/03/2011 B        177,065
-----------------------------------------------------------------------------------------------------------------------------------
    1,235,000  New Rochelle, NY IDA (College of New
               Rochelle)                                                         5.500   07/01/2019     07/01/2009 A      1,269,358
-----------------------------------------------------------------------------------------------------------------------------------
       80,000  New Rochelle, NY Municipal Hsg. Authority,
               Series B                                                          6.500   12/01/2014     12/01/2008 E         84,442
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  New Windsor, NY GO                                                5.300   05/01/2010     05/01/2008 A         15,109
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Newburgh, NY GO                                                   7.600   04/01/2008     04/01/2008           10,112
-----------------------------------------------------------------------------------------------------------------------------------
    1,310,000  Newburgh, NY IDA (Bourne & Kenney
               Redevel. Company)                                                 5.650   08/01/2020 1   08/01/2009 A      1,338,322
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  Newburgh, NY IDA (Bourne & Kenney
               Redevel. Company) 6                                               5.750   02/01/2032     08/01/2009 A      1,023,540
-----------------------------------------------------------------------------------------------------------------------------------
      150,000  Niagara County, NY IDA (American Ref-Fuel
               Company)                                                          5.550   11/15/2024     11/15/2011 A        150,840
-----------------------------------------------------------------------------------------------------------------------------------
    1,350,000  Niagara County, NY IDA (Niagara Falls
               Memorial Medical Center)                                          5.250   06/01/2018     10/04/2016 B      1,271,241
-----------------------------------------------------------------------------------------------------------------------------------
   13,360,000  Niagara County, NY IDA (Niagara Falls
               Memorial Medical Center)                                          5.500   11/01/2035     01/03/2025 B     11,734,890
-----------------------------------------------------------------------------------------------------------------------------------
    6,250,000  Niagara County, NY IDA (Solid Waste
               Disposal)                                                         5.450   11/15/2025     11/15/2012 A      6,293,375
-----------------------------------------------------------------------------------------------------------------------------------
    9,360,000  Niagara County, NY IDA (Solid Waste
               Disposal)                                                         5.550   11/15/2024     11/15/2011 A      9,472,694
-----------------------------------------------------------------------------------------------------------------------------------
   12,450,000  Niagara County, NY IDA (Solid Waste
               Disposal)                                                         5.625   11/15/2024     11/15/2012 A     12,595,914
-----------------------------------------------------------------------------------------------------------------------------------
      170,000  Niagara County, NY Tobacco Asset
               Securitization Corp.                                              5.375   05/15/2018     05/15/2009 F        167,521
-----------------------------------------------------------------------------------------------------------------------------------
      175,000  Niagara County, NY Tobacco Asset
               Securitization Corp.                                              5.500   05/15/2019     05/15/2011 A        177,256
-----------------------------------------------------------------------------------------------------------------------------------
       90,000  Niagara County, NY Tobacco Asset
               Securitization Corp.                                              5.500   05/15/2020     05/15/2011 A         91,069
-----------------------------------------------------------------------------------------------------------------------------------
    1,175,000  Niagara County, NY Tobacco Asset
               Securitization Corp.                                              5.875   05/15/2022     05/15/2011 A      1,201,238
-----------------------------------------------------------------------------------------------------------------------------------
    1,045,000  Niagara County, NY Tobacco Asset
               Securitization Corp.                                              6.250   05/15/2034     11/15/2010 A      1,075,702
-----------------------------------------------------------------------------------------------------------------------------------
      945,000  Niagara County, NY Tobacco Asset
               Securitization Corp.                                              6.250   05/15/2040     05/15/2010 A        969,825
-----------------------------------------------------------------------------------------------------------------------------------
   11,995,000  Niagara County, NY Tobacco Asset
               Securitization Corp.                                              6.750   05/15/2029 1   05/15/2010 A     12,506,107


                    33 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       5,000  Niagara Falls, NY HDC (Niagara Towers)                            5.150%  10/01/2010     10/01/2008 A  $       5,056
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  Niagara Falls, NY Public Water Authority                          5.500   07/15/2034     07/15/2015 A      1,076,420
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  Niagara, NY Frontier Transportation
               Authority (Buffalo Niagara International
               Airport)                                                          5.000   04/01/2013     04/01/2008 A         35,432
-----------------------------------------------------------------------------------------------------------------------------------
    7,630,000  Niagara, NY Frontier Transportation
               Authority (Buffalo Niagara International
               Airport)                                                          5.625   04/01/2029 1   04/01/2009 A      7,832,500
-----------------------------------------------------------------------------------------------------------------------------------
      210,000  Niagara, NY Frontier Transportation
               Authority (Buffalo Niagara International
               Airport)                                                          5.750   04/01/2019     04/01/2009 A        217,898
-----------------------------------------------------------------------------------------------------------------------------------
      610,000  North Babylon, NY Volunteer Fire Company                          5.750   08/01/2022     02/01/2008 A        624,414
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  North Elba, NY GO                                                 5.400   06/01/2009     06/01/2008 A         25,237
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  North Hempstead, NY GO                                            5.375   05/15/2016     05/15/2008 A         25,209
-----------------------------------------------------------------------------------------------------------------------------------
      375,000  NY Capital District Youth Center                                  6.000   02/01/2017     02/01/2008 A        379,316
-----------------------------------------------------------------------------------------------------------------------------------
    1,100,000  NY Carnegie Redevel. Corp. 3                                      6.500   09/01/2011     11/17/2009 B      1,083,544
-----------------------------------------------------------------------------------------------------------------------------------
    9,625,000  NY Counties Tobacco Trust I                                       6.300   06/01/2019 1   06/01/2010 E     10,431,768
-----------------------------------------------------------------------------------------------------------------------------------
    4,670,000  NY Counties Tobacco Trust I                                       6.300   06/01/2019 1   06/01/2010 A      4,838,073
-----------------------------------------------------------------------------------------------------------------------------------
    8,650,000  NY Counties Tobacco Trust I                                       6.500   06/01/2035     06/01/2010 E      9,415,006
-----------------------------------------------------------------------------------------------------------------------------------
    4,310,000  NY Counties Tobacco Trust I                                       6.500   06/01/2035     06/01/2010 A      4,465,117
-----------------------------------------------------------------------------------------------------------------------------------
    3,295,000  NY Counties Tobacco Trust I                                       6.625   06/01/2042 1   06/01/2010 A      3,418,991
-----------------------------------------------------------------------------------------------------------------------------------
   21,415,000  NY Counties Tobacco Trust II (TASC)                               5.250   06/01/2025     12/17/2011 B     21,044,735
-----------------------------------------------------------------------------------------------------------------------------------
      150,000  NY Counties Tobacco Trust II (TASC)                               5.500   06/01/2011     06/01/2011          153,432
-----------------------------------------------------------------------------------------------------------------------------------
      865,000  NY Counties Tobacco Trust II (TASC)                               5.625   06/01/2035     06/01/2012 A        873,019
-----------------------------------------------------------------------------------------------------------------------------------
    1,055,000  NY Counties Tobacco Trust II (TASC)                               5.750   06/01/2013     06/01/2011 A      1,095,227
-----------------------------------------------------------------------------------------------------------------------------------
    1,925,000  NY Counties Tobacco Trust II (TASC)                               5.750   06/01/2014     06/01/2011 A      1,989,873
-----------------------------------------------------------------------------------------------------------------------------------
      750,000  NY Counties Tobacco Trust II (TASC)                               5.750   06/01/2043     06/01/2012 A        759,128
-----------------------------------------------------------------------------------------------------------------------------------
    2,120,000  NY Counties Tobacco Trust II (TASC)                               6.000   06/01/2015     06/01/2011 A      2,207,620
-----------------------------------------------------------------------------------------------------------------------------------
    2,330,000  NY Counties Tobacco Trust II (TASC)                               6.000   06/01/2016     06/01/2011 A      2,417,375
-----------------------------------------------------------------------------------------------------------------------------------
   10,175,000  NY Counties Tobacco Trust III                                     5.000   06/01/2027     11/19/2009 D     10,186,498
-----------------------------------------------------------------------------------------------------------------------------------
    4,980,000  NY Counties Tobacco Trust III                                     5.750   06/01/2033     09/26/2012 D      5,017,450
-----------------------------------------------------------------------------------------------------------------------------------
   16,575,000  NY Counties Tobacco Trust III                                     6.000   06/01/2043     06/01/2013 A     17,008,436
-----------------------------------------------------------------------------------------------------------------------------------
    4,490,000  NY Counties Tobacco Trust IV                                      4.250   06/01/2021     03/14/2012 B      4,236,135
-----------------------------------------------------------------------------------------------------------------------------------
   38,400,000  NY Counties Tobacco Trust IV (TASC)                               0.000 5 06/01/2041     08/03/2019 B     35,472,768
-----------------------------------------------------------------------------------------------------------------------------------
    4,520,000  NY Counties Tobacco Trust IV (TASC)                               4.750   06/01/2026     10/12/2009 B      4,152,931
-----------------------------------------------------------------------------------------------------------------------------------
   38,400,000  NY Counties Tobacco Trust IV (TASC)                               6.650   06/01/2041     06/01/2010 A      5,271,168
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  NY Grand Central BID (Grand Central
               District Management)                                              5.000   01/01/2022     01/01/2014 A        529,500
-----------------------------------------------------------------------------------------------------------------------------------
       85,000  NY MTA Commuter Facilities (Grand
               Central Terminal)                                                 5.500   07/01/2012     07/01/2008 E         85,119
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  NY MTA Commuter Facilities, Series 7                              5.625   07/01/2016 1   07/01/2008 E         25,891
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NY MTA Commuter Facilities, Series B                              5.000   07/01/2017     07/01/2009 E          5,107


                    34 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      50,000  NY MTA Commuter Facilities, Series B                              5.125%  07/01/2024     07/01/2008 A  $      51,063
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NY MTA Commuter Facilities, Series D                              5.000   07/01/2016     07/01/2008 E          5,246
-----------------------------------------------------------------------------------------------------------------------------------
       55,000  NY MTA Service Contract, Series 3                                 7.375   07/01/2008     07/01/2008           56,042
-----------------------------------------------------------------------------------------------------------------------------------
    8,500,000  NY MTA Service Contract, Series A                                 5.125   01/01/2024     07/01/2012 A      8,939,535
-----------------------------------------------------------------------------------------------------------------------------------
   15,350,000  NY MTA Service Contract, Series A                                 5.750   07/01/2031     07/01/2012 A     16,544,537
-----------------------------------------------------------------------------------------------------------------------------------
      540,000  NY MTA, Series A                                                  5.000   11/15/2026     11/15/2016 A        558,943
-----------------------------------------------------------------------------------------------------------------------------------
    4,100,000  NY MTA, Series A                                                  5.125   11/15/2031     11/15/2012 A      4,188,273
-----------------------------------------------------------------------------------------------------------------------------------
   11,075,000  NY MTA, Series A                                                  5.500   11/15/2026     11/15/2012 A     11,884,361
-----------------------------------------------------------------------------------------------------------------------------------
   25,000,000  NY MTA, Series A                                                  5.750   11/15/2032     11/15/2012 A     26,883,750
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NY MTA, Series E                                                  5.500   11/15/2021     11/15/2012 A         54,267
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NY New Hartford-Sunset Wood Funding
               Corp.                                                             5.950   08/01/2027     02/01/2008 A         50,939
-----------------------------------------------------------------------------------------------------------------------------------
    1,345,000  NY Newark-Wayne Community Hospital                                7.600   09/01/2015     03/01/2008 A      1,346,076
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NY Oneida Healthcare Corp. (Oneida
               Health Systems)                                                   5.300   02/01/2021     02/01/2011 A         51,055
-----------------------------------------------------------------------------------------------------------------------------------
    3,895,000  NY Oneida Healthcare Corp. (Oneida
               Health Systems)                                                   5.500   02/01/2016 1   02/01/2011 A      4,039,543
-----------------------------------------------------------------------------------------------------------------------------------
   32,000,000  NY Sales Tax Asset Receivables Corp.,
               Series A                                                          5.250   10/15/2027     10/15/2014 A     34,013,440
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NY Seneca Nation Indians Capital
               Improvements 2                                                    5.250   12/01/2016     06/14/2015 B      5,072,650
-----------------------------------------------------------------------------------------------------------------------------------
      575,000  NY Tobacco Settlement Financing Corp.
               (TASC)                                                            5.000   06/01/2011     06/01/2008 A        575,765
-----------------------------------------------------------------------------------------------------------------------------------
      135,000  NY Tobacco Settlement Financing Corp.
               (TASC)                                                            5.250   06/01/2012     06/01/2008 A        135,211
-----------------------------------------------------------------------------------------------------------------------------------
   11,905,000  NY Tobacco Settlement Financing Corp.
               (TASC)                                                            5.250   06/01/2013     06/01/2008 A     11,987,621
-----------------------------------------------------------------------------------------------------------------------------------
    4,420,000  NY Tobacco Settlement Financing Corp.
               (TASC)                                                            5.250   06/01/2013     06/01/2008 A      4,448,995
-----------------------------------------------------------------------------------------------------------------------------------
    2,220,000  NY Tobacco Settlement Financing Corp.
               (TASC)                                                            5.250   06/01/2021     06/01/2013 A      2,361,081
-----------------------------------------------------------------------------------------------------------------------------------
   19,550,000  NY Tobacco Settlement Financing Corp.
               (TASC)                                                            5.500   06/01/2014     06/01/2009 A     20,072,963
-----------------------------------------------------------------------------------------------------------------------------------
    8,250,000  NY Tobacco Settlement Financing Corp.
               (TASC)                                                            5.500   06/01/2015     06/01/2010 A      8,589,075
-----------------------------------------------------------------------------------------------------------------------------------
   11,900,000  NY Tobacco Settlement Financing Corp.
               (TASC)                                                            5.500   06/01/2016     06/01/2008 A     12,375,048
-----------------------------------------------------------------------------------------------------------------------------------
    5,020,000  NY Tobacco Settlement Financing Corp.
               (TASC)                                                            5.500   06/01/2017     06/01/2011 A      5,288,369
-----------------------------------------------------------------------------------------------------------------------------------
   21,000,000  NY Tobacco Settlement Financing Corp.
               (TASC)                                                            5.500   06/01/2018     06/01/2012 A     22,381,170
-----------------------------------------------------------------------------------------------------------------------------------
   20,500,000  NY Tobacco Settlement Financing Corp.
               (TASC)                                                            5.500   06/01/2019     06/01/2013 A     21,957,755


                    35 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  11,000,000  NY Tobacco Settlement Financing Corp.
               (TASC)                                                            5.500%  06/01/2020     06/01/2013 A  $  11,782,210
-----------------------------------------------------------------------------------------------------------------------------------
   18,395,000  NY Tobacco Settlement Financing Corp.
               (TASC)                                                            5.500   06/01/2021     06/01/2013 A     19,684,673
-----------------------------------------------------------------------------------------------------------------------------------
   14,965,000  NY Tobacco Settlement Financing Corp.
               (TASC)                                                            5.500   06/01/2022     06/01/2013 A     15,984,117
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  NY Triborough Bridge & Tunnel Authority                           5.000   01/01/2024     07/01/2008 A         40,049
-----------------------------------------------------------------------------------------------------------------------------------
    1,335,000  NY Triborough Bridge & Tunnel Authority,
               Series A                                                          5.000   01/01/2024     07/01/2008 E      1,336,642
-----------------------------------------------------------------------------------------------------------------------------------
      845,000  NY Triborough Bridge & Tunnel Authority,
               Series A                                                          5.200   01/01/2020     07/01/2008 A        874,457
-----------------------------------------------------------------------------------------------------------------------------------
  135,160,000  NY TSASC, Inc. (TFABs)                                            4.750   06/01/2022     10/09/2011 B    131,779,648
-----------------------------------------------------------------------------------------------------------------------------------
       45,000  NY United Nations Devel. Corp., Series A                          5.250   07/01/2012     07/01/2008 A         45,073
-----------------------------------------------------------------------------------------------------------------------------------
    1,575,000  NY United Nations Devel. Corp., Series A                          5.250   07/01/2013     07/01/2008 A      1,577,567
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000  NY United Nations Devel. Corp., Series A                          5.250   07/01/2014     07/01/2008 A      1,502,445
-----------------------------------------------------------------------------------------------------------------------------------
    1,565,000  NY United Nations Devel. Corp., Series A                          5.250   07/01/2015     07/01/2008 A      1,567,551
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NY United Nations Devel. Corp., Series A                          5.250   07/01/2016     07/01/2008 A         10,016
-----------------------------------------------------------------------------------------------------------------------------------
    5,755,000  NY United Nations Devel. Corp., Series A                          5.250   07/01/2018     07/01/2008 A      5,761,503
-----------------------------------------------------------------------------------------------------------------------------------
    6,530,000  NY United Nations Devel. Corp., Series A                          5.250   07/01/2019     07/01/2008 A      6,537,379
-----------------------------------------------------------------------------------------------------------------------------------
    6,900,000  NY United Nations Devel. Corp., Series A                          5.250   07/01/2020     07/01/2008 A      6,907,797
-----------------------------------------------------------------------------------------------------------------------------------
    2,970,000  NY United Nations Devel. Corp., Series A                          5.250   07/01/2021     07/01/2008 A      2,973,356
-----------------------------------------------------------------------------------------------------------------------------------
    3,050,000  NY United Nations Devel. Corp., Series A 2                        5.250   07/01/2022     07/01/2008 A      3,053,447
-----------------------------------------------------------------------------------------------------------------------------------
    2,185,000  NY United Nations Devel. Corp., Series A                          5.250   07/01/2023     07/01/2008 A      2,187,469
-----------------------------------------------------------------------------------------------------------------------------------
    3,020,000  NY United Nations Devel. Corp., Series A                          5.250   07/01/2024     07/01/2008 A      3,023,413
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  NY United Nations Devel. Corp., Series A                          5.250   07/01/2025     07/01/2008 A        100,111
-----------------------------------------------------------------------------------------------------------------------------------
      225,000  NY United Nations Devel. Corp., Series A                          5.250   07/01/2026     07/01/2008 A        225,250
-----------------------------------------------------------------------------------------------------------------------------------
      180,000  NY Valley Health Devel. Corp.                                     6.750   05/20/2022     05/20/2010 A        198,392
-----------------------------------------------------------------------------------------------------------------------------------
   29,000,000  NYC GO 7                                                          5.000   06/01/2023     06/01/2015 A     30,024,860
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                            0.000 5 03/15/2029     03/30/2025 B         47,189
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                            5.000   08/01/2015     08/01/2008 A         15,304
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                            5.000   08/15/2016     08/15/2008 A         20,419
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                            5.000   05/15/2018     05/15/2008 A         15,240
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                            5.000   05/15/2018     05/15/2008 A          5,089
-----------------------------------------------------------------------------------------------------------------------------------
      445,000  NYC GO                                                            5.000   08/01/2018     02/01/2008 A        449,828
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                            5.000   08/01/2018     02/01/2008 A         20,226
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                            5.000   08/15/2018     08/15/2008 A         50,833
-----------------------------------------------------------------------------------------------------------------------------------
    1,055,000  NYC GO                                                            5.000   12/01/2018     12/01/2014 A      1,116,855
-----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYC GO                                                            5.000   08/15/2019     08/15/2008 A         91,499
-----------------------------------------------------------------------------------------------------------------------------------
      425,000  NYC GO                                                            5.000   08/01/2020     08/01/2014 A        445,111
-----------------------------------------------------------------------------------------------------------------------------------
      570,000  NYC GO                                                            5.000   03/15/2021     03/15/2009 A        579,850
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000  NYC GO                                                            5.000   08/01/2021     08/01/2015 A      4,172,840
-----------------------------------------------------------------------------------------------------------------------------------
      110,000  NYC GO                                                            5.000   08/01/2022     02/01/2009 A        111,766


                    36 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      85,000  NYC GO                                                            5.000%  08/01/2022     02/01/2008 A  $      85,946
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYC GO                                                            5.000   08/01/2022     02/01/2008 A         25,260
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                            5.000   08/01/2022     08/01/2008 A         10,182
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC GO                                                            5.000   08/01/2022     08/01/2015 A      1,039,930
-----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYC GO                                                            5.000   08/01/2022     08/01/2010 A         65,863
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYC GO                                                            5.000   08/01/2022     08/01/2008 A         25,455
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000  NYC GO                                                            5.000   08/01/2022     08/01/2015 A      1,559,895
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                            5.000   08/01/2022     08/01/2008 A         10,182
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYC GO                                                            5.000   08/15/2022     08/15/2008 A         30,690
-----------------------------------------------------------------------------------------------------------------------------------
      175,000  NYC GO                                                            5.000   08/15/2022     08/15/2008 A        177,916
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYC GO                                                            5.000   09/15/2022     09/15/2013 A         41,248
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000  NYC GO                                                            5.000   11/01/2022     11/01/2014 A      2,591,275
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                            5.000   05/15/2023     05/15/2008 A         15,228
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC GO                                                            5.000   08/01/2023     08/01/2015 A      1,036,010
-----------------------------------------------------------------------------------------------------------------------------------
      250,000  NYC GO                                                            5.000   08/01/2023     08/01/2008 A        253,233
-----------------------------------------------------------------------------------------------------------------------------------
      615,000  NYC GO                                                            5.000   08/01/2023     08/01/2015 A        637,146
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                            5.000   08/01/2023     02/01/2008 A         50,564
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000  NYC GO                                                            5.000   08/01/2023     08/01/2015 A      4,144,040
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                            5.000   08/01/2023     02/01/2008 A         10,117
-----------------------------------------------------------------------------------------------------------------------------------
    1,105,000  NYC GO                                                            5.000   08/01/2023     02/01/2008 A      1,117,464
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000  NYC GO                                                            5.000   08/15/2023     08/15/2014 A     10,320,700
-----------------------------------------------------------------------------------------------------------------------------------
    6,750,000  NYC GO                                                            5.000   11/01/2023     11/01/2014 A      6,972,278
-----------------------------------------------------------------------------------------------------------------------------------
   11,340,000  NYC GO                                                            5.000   12/01/2023     12/01/2014 A     11,789,518
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC GO                                                            5.000   01/01/2024     01/01/2017 A      2,075,580
-----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYC GO                                                            5.000   04/15/2024     04/15/2009 A         92,393
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC GO                                                            5.000   06/01/2024     06/01/2016 A      5,178,700
-----------------------------------------------------------------------------------------------------------------------------------
    1,150,000  NYC GO                                                            5.000   08/01/2024     08/01/2015 A      1,187,674
-----------------------------------------------------------------------------------------------------------------------------------
    3,040,000  NYC GO                                                            5.000   08/01/2024     08/01/2015 A      3,139,590
-----------------------------------------------------------------------------------------------------------------------------------
    8,000,000  NYC GO                                                            5.000   08/01/2024     02/01/2016 A      8,276,480
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC GO                                                            5.000   08/01/2024     08/01/2016 A      5,181,600
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC GO                                                            5.000   09/01/2024     09/01/2015 A      5,165,200
-----------------------------------------------------------------------------------------------------------------------------------
    3,650,000  NYC GO                                                            5.000   12/01/2024     12/01/2014 A      3,785,853
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000  NYC GO                                                            5.000   06/01/2025     06/01/2015 A      6,173,820
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC GO                                                            5.000   08/01/2025     08/01/2015 A      1,029,520
-----------------------------------------------------------------------------------------------------------------------------------
    5,335,000  NYC GO                                                            5.000   09/01/2025     09/01/2015 A      5,493,823
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC GO                                                            5.000   12/01/2025     12/01/2014 A      1,035,410
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC GO                                                            5.000   04/01/2026     04/01/2015 A      5,132,600
-----------------------------------------------------------------------------------------------------------------------------------
    6,920,000  NYC GO                                                            5.000   08/01/2026     08/01/2015 A      7,110,854
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC GO                                                            5.000   08/01/2026     08/01/2015 A      5,137,900
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000  NYC GO                                                            5.000   08/01/2026     08/01/2015 A      4,110,320
-----------------------------------------------------------------------------------------------------------------------------------
    8,760,000  NYC GO                                                            5.000   08/01/2026     02/01/2016 A      9,014,828


                    37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   5,000,000  NYC GO                                                            5.000%  08/01/2026     08/01/2017 A  $   5,167,100
-----------------------------------------------------------------------------------------------------------------------------------
    1,830,000  NYC GO                                                            5.000   11/01/2027     11/01/2014 A      1,874,012
-----------------------------------------------------------------------------------------------------------------------------------
    7,125,000  NYC GO                                                            5.000   08/01/2028     08/01/2016 A      7,317,304
-----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYC GO                                                            5.000   03/15/2029     03/15/2009 A         91,491
-----------------------------------------------------------------------------------------------------------------------------------
      135,000  NYC GO                                                            5.000   03/15/2029     03/15/2009 A        136,362
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                            5.000   04/15/2029     04/15/2009 A         10,170
-----------------------------------------------------------------------------------------------------------------------------------
    6,450,000  NYC GO                                                            5.000   03/01/2030     03/01/2015 A      6,576,033
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000  NYC GO                                                            5.000   04/01/2030     04/01/2015 A     10,197,200
-----------------------------------------------------------------------------------------------------------------------------------
      270,000  NYC GO                                                            5.100   08/15/2027     08/15/2014 A        277,852
-----------------------------------------------------------------------------------------------------------------------------------
      195,000  NYC GO                                                            5.125   08/01/2011     02/01/2008 A        197,250
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                            5.125   11/15/2011     11/15/2008 A         20,234
-----------------------------------------------------------------------------------------------------------------------------------
      115,000  NYC GO                                                            5.125   08/01/2018     08/01/2008 A        116,952
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                            5.125   03/15/2019     03/15/2009 A         10,359
-----------------------------------------------------------------------------------------------------------------------------------
    8,360,000  NYC GO                                                            5.125   08/01/2022     02/01/2009 A      8,470,854
-----------------------------------------------------------------------------------------------------------------------------------
      195,000  NYC GO                                                            5.125   03/15/2025     03/15/2012 A        209,771
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                            5.125   03/15/2025     03/15/2012 A          5,255
-----------------------------------------------------------------------------------------------------------------------------------
       45,000  NYC GO                                                            5.125   08/01/2025     08/01/2008 A         45,819
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYC GO                                                            5.125   08/01/2025     08/01/2008 A         30,687
-----------------------------------------------------------------------------------------------------------------------------------
      505,000  NYC GO                                                            5.125   08/01/2025     08/01/2008 A        513,423
-----------------------------------------------------------------------------------------------------------------------------------
      185,000  NYC GO                                                            5.125   08/01/2025     02/01/2008 A        186,928
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                            5.125   03/01/2028     03/01/2008 A         10,137
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYC GO                                                            5.125   05/15/2029     05/15/2009 A         25,709
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                            5.125   05/15/2029     05/15/2009 A         15,591
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                            5.200   08/01/2021     08/01/2008 A         50,879
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                            5.200   08/01/2021     08/01/2008 A         20,412
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                            5.250   08/01/2011     02/01/2008 A         50,575
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYC GO                                                            5.250   05/01/2012     05/01/2008 A         25,177
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                            5.250   08/01/2012     02/01/2008 A          5,059
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                            5.250   08/15/2013     08/15/2008 A         51,124
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                            5.250   02/01/2014     02/01/2008 A         50,596
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYC GO                                                            5.250   08/01/2014     02/01/2008 A         35,413
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                            5.250   08/01/2014     08/01/2008 A          5,058
-----------------------------------------------------------------------------------------------------------------------------------
      245,000  NYC GO                                                            5.250   08/01/2015     02/01/2008 A        247,889
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                            5.250   08/01/2015     02/01/2008 A         10,116
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                            5.250   08/01/2016     02/01/2008 A         20,236
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  NYC GO                                                            5.250   08/01/2017     02/01/2008 A         75,884
-----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYC GO                                                            5.250   08/01/2019     08/01/2008 A         91,618
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  NYC GO                                                            5.250   08/01/2020     02/01/2008 A         75,884
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                            5.250   08/01/2020     02/01/2008 A         15,177
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                            5.250   05/01/2021     05/01/2008 A         10,056
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYC GO                                                            5.250   11/15/2021 1   05/15/2008 A         40,444


                    38 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       5,000  NYC GO                                                            5.250%  01/15/2023     01/15/2013 A  $       5,465
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                            5.250   01/15/2023     01/15/2013 A         20,875
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                            5.250   08/15/2023     08/15/2008 A         15,277
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC GO                                                            5.250   08/15/2024     08/15/2014 A      1,046,860
-----------------------------------------------------------------------------------------------------------------------------------
    5,110,000  NYC GO                                                            5.250   08/15/2026     08/15/2014 A      5,325,642
-----------------------------------------------------------------------------------------------------------------------------------
      140,000  NYC GO                                                            5.250   06/01/2027     06/01/2012 A        144,017
-----------------------------------------------------------------------------------------------------------------------------------
      220,000  NYC GO                                                            5.250   01/15/2028     01/15/2013 A        227,511
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                            5.250   01/15/2033     01/15/2013 A         21,859
-----------------------------------------------------------------------------------------------------------------------------------
      180,000  NYC GO                                                            5.250   01/15/2033     01/15/2013 A        187,074
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                            5.300   08/01/2024     08/01/2008 A         20,368
-----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYC GO                                                            5.300   01/15/2026     01/15/2013 A         71,191
-----------------------------------------------------------------------------------------------------------------------------------
       70,000  NYC GO                                                            5.300   01/15/2026     01/15/2013 A         74,082
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                            5.350   08/01/2013     02/01/2008 A         20,259
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC GO                                                            5.375   08/01/2015     08/01/2008 A      2,044,860
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                            5.375   08/01/2017     08/01/2010 A          5,336
-----------------------------------------------------------------------------------------------------------------------------------
       45,000  NYC GO                                                            5.375   08/01/2017     08/01/2010 A         47,799
-----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYC GO                                                            5.375   11/15/2017     05/15/2008 A         65,711
-----------------------------------------------------------------------------------------------------------------------------------
      135,000  NYC GO                                                            5.375   08/01/2019     02/01/2008 A        136,605
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                            5.375   08/01/2019     02/01/2008 A         50,595
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                            5.375   08/01/2019     08/01/2009 A         10,342
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                            5.375   08/01/2020     08/01/2009 A          5,171
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYC GO                                                            5.375   03/01/2027     03/01/2013 A         38,530
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                            5.375   03/01/2027     03/01/2013 A         52,052
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                            5.375   08/01/2027     08/01/2008 A          5,122
-----------------------------------------------------------------------------------------------------------------------------------
      580,000  NYC GO                                                            5.375   08/01/2027     08/01/2008 A        591,449
-----------------------------------------------------------------------------------------------------------------------------------
      350,000  NYC GO                                                            5.375   11/15/2027     05/15/2008 A        354,162
-----------------------------------------------------------------------------------------------------------------------------------
       80,000  NYC GO                                                            5.500   08/01/2010     02/01/2008 E         80,948
-----------------------------------------------------------------------------------------------------------------------------------
      110,000  NYC GO                                                            5.500   08/01/2022     02/01/2008 A        111,253
-----------------------------------------------------------------------------------------------------------------------------------
      810,000  NYC GO                                                            5.500   06/01/2023     06/01/2013 A        855,895
-----------------------------------------------------------------------------------------------------------------------------------
    6,825,000  NYC GO                                                            5.500   06/01/2023     06/01/2013 A      7,584,350
-----------------------------------------------------------------------------------------------------------------------------------
    1,630,000  NYC GO                                                            5.500   05/15/2024 1   05/15/2010 A      1,709,022
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                            5.500   02/15/2026     02/15/2008 A         20,352
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                            5.500   02/15/2026     02/15/2008 A         50,149
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  NYC GO                                                            5.500   11/15/2037     05/15/2008 A         75,854
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYC GO                                                            5.500   11/15/2037     05/15/2008 A        101,149
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                            5.600   12/01/2009     06/01/2008 A         10,099
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                            5.600   12/01/2010     06/01/2008 A         15,143
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYC GO                                                            5.600   12/01/2013     06/01/2008 A         30,298
-----------------------------------------------------------------------------------------------------------------------------------
       45,000  NYC GO                                                            5.625   08/15/2008     02/15/2008 A         45,094
-----------------------------------------------------------------------------------------------------------------------------------
      185,000  NYC GO                                                            5.625   08/15/2009     02/15/2008 A        185,381


                    39 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      95,000  NYC GO                                                            5.625%  10/01/2020     04/01/2008 A  $      95,177
-----------------------------------------------------------------------------------------------------------------------------------
      220,000  NYC GO                                                            5.700   08/15/2010     02/15/2008 A        220,464
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                            5.750   05/15/2012     05/15/2008 A         10,021
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                            5.750   05/15/2012     05/15/2008 A         10,021
-----------------------------------------------------------------------------------------------------------------------------------
    1,910,000  NYC GO                                                            5.750   08/01/2012     02/01/2008 A      1,933,016
-----------------------------------------------------------------------------------------------------------------------------------
      465,000  NYC GO                                                            5.750   03/01/2018     03/01/2013 A        520,140
-----------------------------------------------------------------------------------------------------------------------------------
      570,000  NYC GO                                                            5.750   03/01/2018     03/01/2013 A        620,548
-----------------------------------------------------------------------------------------------------------------------------------
      190,000  NYC GO                                                            5.750   08/01/2018     08/01/2012 A        210,625
-----------------------------------------------------------------------------------------------------------------------------------
      310,000  NYC GO                                                            5.750   08/01/2018     08/01/2012 A        335,197
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC GO                                                            5.750   08/01/2018     08/01/2012 A        540,640
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC GO                                                            5.750   03/01/2020     03/01/2013 A        559,290
-----------------------------------------------------------------------------------------------------------------------------------
    5,010,000  NYC GO                                                            5.750   03/01/2021     03/01/2013 E      5,604,086
-----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYC GO                                                            5.875   08/01/2015     02/01/2008 A         65,790
-----------------------------------------------------------------------------------------------------------------------------------
    7,155,000  NYC GO                                                            5.875   06/01/2019     06/01/2012 A      7,753,158
-----------------------------------------------------------------------------------------------------------------------------------
    4,770,000  NYC GO                                                            5.875   08/01/2019     08/01/2012 A      5,182,557
-----------------------------------------------------------------------------------------------------------------------------------
    5,495,000  NYC GO                                                            5.875   06/01/2020     06/01/2012 A      5,954,382
-----------------------------------------------------------------------------------------------------------------------------------
    6,645,000  NYC GO                                                            5.875   06/01/2021     06/01/2012 A      7,200,522
-----------------------------------------------------------------------------------------------------------------------------------
       60,000  NYC GO                                                            6.000   05/15/2011     05/15/2008 A         60,137
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                            6.000   02/01/2012     02/01/2008 A          5,049
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYC GO                                                            6.000   04/15/2012     04/15/2008 A         25,280
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                            6.000   08/01/2017     02/01/2008 A          5,061
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                            6.000   05/15/2018     05/15/2010 A         10,609
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                            6.000   02/01/2022     02/01/2008 A          5,047
-----------------------------------------------------------------------------------------------------------------------------------
      115,000  NYC GO                                                            6.000   05/15/2022     05/15/2010 A        123,841
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                            6.000   05/15/2022     05/15/2010 A         15,896
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYC GO                                                            6.000   02/15/2024     02/15/2008 A         35,095
-----------------------------------------------------------------------------------------------------------------------------------
      255,000  NYC GO                                                            6.350   05/15/2014     05/15/2008 A        260,470
-----------------------------------------------------------------------------------------------------------------------------------
    1,130,000  NYC GO                                                            6.500   05/15/2017     05/15/2010 A      1,211,518
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                            7.000   02/01/2009     02/01/2008 A          5,016
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                            7.000   12/01/2010     06/01/2008 A          5,078
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                            7.000   02/01/2011     02/01/2008 A          5,016
-----------------------------------------------------------------------------------------------------------------------------------
       80,000  NYC GO                                                            7.000   02/01/2012     02/01/2008 A         80,248
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                            7.000   02/01/2018     02/01/2008 A          5,013
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                            7.500   02/01/2009     02/01/2008 A         15,053
-----------------------------------------------------------------------------------------------------------------------------------
       45,000  NYC GO                                                            7.750   08/15/2027     02/15/2008 A         45,216
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYC GO RIBS                                                       7.332 8 08/13/2009     02/01/2008 A        100,409
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO RIBS                                                       7.332 8 07/29/2010     02/01/2008 A         50,205
-----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYC GO RIBS                                                       7.535 8 08/29/2008     02/01/2008 A         90,372
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYC GO RIBS                                                       7.633 8 08/22/2013     02/01/2008 A        100,416
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO RIBS                                                       7.633 8 08/27/2015     02/01/2008 A         50,208
-----------------------------------------------------------------------------------------------------------------------------------
      450,000  NYC GO RIBS                                                       8.120 8 09/01/2011     02/01/2008 A        452,093


                    40 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
   PRINCIPAL                                                                                              MATURITY
      AMOUNT                                                                  COUPON       MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  17,800,000  NYC HDC                                                         6.500% 4  11/01/2040     01/11/2008 A  $  17,800,000
-----------------------------------------------------------------------------------------------------------------------------------
   20,000,000  NYC HDC (125 West 31st Street Hsg.)                             6.250 4   05/15/2038     01/15/2008 C     20,000,000
-----------------------------------------------------------------------------------------------------------------------------------
      565,000  NYC HDC (Multifamily Hsg.)                                      5.050     11/01/2023     11/01/2012 A        577,470
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000  NYC HDC (Multifamily Hsg.)                                      5.100     11/01/2027     06/19/2023 B      2,489,025
-----------------------------------------------------------------------------------------------------------------------------------
   18,340,000  NYC HDC (Multifamily Hsg.) 3                                    5.250 4   11/01/2015     11/01/2015       18,340,000
-----------------------------------------------------------------------------------------------------------------------------------
    4,610,000  NYC HDC (Multifamily Hsg.)                                      5.250     11/01/2030     05/01/2014 A      4,753,555
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC HDC (Multifamily Hsg.)                                      5.250     11/01/2031     11/01/2010 A         20,211
-----------------------------------------------------------------------------------------------------------------------------------
      400,000  NYC HDC (Multifamily Hsg.)                                      5.600     11/01/2019     11/01/2009 A        411,596
-----------------------------------------------------------------------------------------------------------------------------------
      900,000  NYC HDC (Multifamily Hsg.), Series A                            5.375     11/01/2023     05/01/2012 A        912,906
-----------------------------------------------------------------------------------------------------------------------------------
      450,000  NYC HDC (Multifamily Hsg.), Series A                            5.500     11/01/2009     05/01/2008 A        452,759
-----------------------------------------------------------------------------------------------------------------------------------
      845,000  NYC HDC (Multifamily Hsg.), Series A                            5.625     05/01/2012     05/01/2008 A        852,951
-----------------------------------------------------------------------------------------------------------------------------------
    1,950,000  NYC HDC (Multifamily Hsg.), Series E                            6.250     05/01/2036     11/01/2009 A      2,025,660
-----------------------------------------------------------------------------------------------------------------------------------
   17,510,000  NYC HDC, Series A 7                                             5.000     07/01/2025     05/01/2012 A     18,192,015
-----------------------------------------------------------------------------------------------------------------------------------
      185,000  NYC HDC, Series A                                               5.000     07/01/2010       07/01/2010        192,872
-----------------------------------------------------------------------------------------------------------------------------------
   10,340,000  NYC HDC, Series A 2                                             5.000     07/01/2025     07/01/2015 A     10,742,743
-----------------------------------------------------------------------------------------------------------------------------------
    2,215,000  NYC HDC, Series C                                               5.000     11/01/2026     07/06/2022 B      2,189,550
-----------------------------------------------------------------------------------------------------------------------------------
   27,750,000  NYC Health & Hospital Corp.                                     5.250     02/15/2017 1   02/15/2010 A     28,198,995
-----------------------------------------------------------------------------------------------------------------------------------
    1,010,000  NYC Health & Hospital Corp.                                     5.450     02/15/2026     02/15/2012 A      1,027,655
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000  NYC Health & Hospital Corp. (Health
               System)                                                         5.250     02/15/2022     02/15/2013 A      3,187,710
-----------------------------------------------------------------------------------------------------------------------------------
      480,000  NYC IDA (Acme Architectural Products)                           5.875     11/01/2009     03/04/2009 B        476,021
-----------------------------------------------------------------------------------------------------------------------------------
    9,400,000  NYC IDA (AIRIS JFK I/JFK International
               Airport)                                                        5.500     07/01/2028     09/16/2023 B      8,849,818
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000  NYC IDA (AIRIS JFK I/JFK International
               Airport) 2                                                      6.000     07/01/2015     07/01/2011 A     10,094,000
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYC IDA (Atlantic Veal & Lamb)                                  7.250     12/01/2008     12/01/2008          100,495
-----------------------------------------------------------------------------------------------------------------------------------
    3,370,000  NYC IDA (Beth Abraham Health Services)                          6.000     02/15/2013     12/10/2010 B      3,422,067
-----------------------------------------------------------------------------------------------------------------------------------
      730,000  NYC IDA (Beth Abraham Health Services)                          6.000     11/15/2013     06/28/2010 B        742,673
-----------------------------------------------------------------------------------------------------------------------------------
      350,000  NYC IDA (Beth Abraham Health Services)                          6.000     11/15/2013     10/04/2010 B        356,076
-----------------------------------------------------------------------------------------------------------------------------------
      790,000  NYC IDA (Calhoun School)                                        6.250     12/01/2016     11/22/2012 B        819,349
-----------------------------------------------------------------------------------------------------------------------------------
    5,255,000  NYC IDA (Calhoun School)                                        6.250     12/01/2017     06/01/2008 A      5,273,077
-----------------------------------------------------------------------------------------------------------------------------------
      605,000  NYC IDA (Center for Elimination of Family
               Violence)                                                       6.250     11/01/2016     03/25/2013 B        609,289
-----------------------------------------------------------------------------------------------------------------------------------
    7,625,000  NYC IDA (Chapin School)                                         4.800     11/01/2018     09/21/2014 B      7,398,766
-----------------------------------------------------------------------------------------------------------------------------------
      115,000  NYC IDA (Chardan Corp.)                                         6.250     11/01/2008     11/01/2008          117,742
-----------------------------------------------------------------------------------------------------------------------------------
      235,000  NYC IDA (College of New Rochelle)                               6.200     09/01/2010 1   03/01/2008 A        235,512
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC IDA (College of New Rochelle)                               6.300     09/01/2015 1   03/01/2008 A        500,890
-----------------------------------------------------------------------------------------------------------------------------------
      780,000  NYC IDA (Comprehensive Care Management)                         5.625     11/01/2015     12/30/2011 B        755,625
-----------------------------------------------------------------------------------------------------------------------------------
      595,000  NYC IDA (Comprehensive Care Management)                         5.625     11/01/2015     03/21/2012 B        576,406
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYC IDA (Comprehensive Care Management)                         5.750     11/01/2008     11/01/2008           99,784
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYC IDA (Comprehensive Care Management)                         5.750     11/01/2008     11/01/2008           39,860


                    41 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,705,000  NYC IDA (Comprehensive Care Management)                           5.750%  08/01/2018     12/04/2014 B  $   2,610,974
-----------------------------------------------------------------------------------------------------------------------------------
    2,770,000  NYC IDA (Comprehensive Care Management)                           5.750   11/01/2018     12/04/2014 B      2,672,108
-----------------------------------------------------------------------------------------------------------------------------------
    2,885,000  NYC IDA (Comprehensive Care Management)                           5.750   05/01/2019     12/03/2015 B      2,793,546
-----------------------------------------------------------------------------------------------------------------------------------
      125,000  NYC IDA (Essie Cosmetics)                                         5.500   11/01/2008     11/01/2008          125,033
-----------------------------------------------------------------------------------------------------------------------------------
      785,000  NYC IDA (Family Support Systems)                                  6.500   11/01/2014     05/01/2008 A        785,510
-----------------------------------------------------------------------------------------------------------------------------------
    3,340,000  NYC IDA (Gateway School of New York)                              5.300   06/01/2019     05/01/2015 B      3,279,412
-----------------------------------------------------------------------------------------------------------------------------------
      935,000  NYC IDA (Global Country World Peace)                              6.250   11/01/2015     01/19/2013 B        905,052
-----------------------------------------------------------------------------------------------------------------------------------
      875,000  NYC IDA (Global Country World Peace)                              6.250   11/01/2025     12/20/2012 B        846,974
-----------------------------------------------------------------------------------------------------------------------------------
    1,530,000  NYC IDA (Gourmet Boutique)                                        5.250   05/01/2013     08/21/2010 B      1,477,582
-----------------------------------------------------------------------------------------------------------------------------------
    1,795,000  NYC IDA (Guttmacher Institute)                                    5.250   12/01/2016     12/29/2012 B      1,704,909
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC IDA (Independent Living Assoc.)                               6.200   07/01/2020     05/04/2015 B        481,305
-----------------------------------------------------------------------------------------------------------------------------------
   33,190,000  NYC IDA (Japan Airlines)                                          6.000   11/01/2015     05/01/2008 A     33,550,443
-----------------------------------------------------------------------------------------------------------------------------------
   16,350,000  NYC IDA (JFK International Airport)                               8.000   08/01/2012     08/01/2012       17,396,891
-----------------------------------------------------------------------------------------------------------------------------------
    2,355,000  NYC IDA (Lycee Francais De New York)                              5.500   06/01/2013     12/01/2012 A      2,409,259
-----------------------------------------------------------------------------------------------------------------------------------
      730,000  NYC IDA (Lycee Francais De New York)                              5.500   06/01/2015     12/01/2012 A        743,950
-----------------------------------------------------------------------------------------------------------------------------------
    2,880,000  NYC IDA (Lycee Francais De New York)                              5.500   06/01/2016     12/01/2012 A      2,923,776
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC IDA (Lycee Francais De New York)                              5.500   06/01/2017     12/01/2012 A      2,022,620
-----------------------------------------------------------------------------------------------------------------------------------
    3,210,000  NYC IDA (Lycee Francais De New York)                              5.500   06/01/2018     12/01/2012 A      3,232,470
-----------------------------------------------------------------------------------------------------------------------------------
      795,000  NYC IDA (Manhattan Community Access
               Corp.)                                                            5.250   12/01/2016     12/24/2012 B        758,549
-----------------------------------------------------------------------------------------------------------------------------------
      250,000  NYC IDA (Marymount School of New York)                            5.125   09/01/2021     07/30/2017 B        236,800
-----------------------------------------------------------------------------------------------------------------------------------
    1,545,000  NYC IDA (Metro Biofuels) 6                                        5.500   11/01/2013     12/12/2011 B      1,545,000
-----------------------------------------------------------------------------------------------------------------------------------
    1,800,000  NYC IDA (Metropolitan College of New York)                        5.750   03/01/2020     03/14/2018 B      1,733,562
-----------------------------------------------------------------------------------------------------------------------------------
    4,585,000  NYC IDA (MMC Corp.)                                               5.125   11/01/2025     11/01/2010 A      4,675,416
-----------------------------------------------------------------------------------------------------------------------------------
    5,865,000  NYC IDA (Montefiore Medical Center Corp.)                         5.125   11/01/2035     11/01/2010 A      5,949,456
-----------------------------------------------------------------------------------------------------------------------------------
    1,810,000  NYC IDA (Polytechnic University)                                  5.250   11/01/2008     11/01/2008        1,845,078
-----------------------------------------------------------------------------------------------------------------------------------
    2,005,000  NYC IDA (Polytechnic University)                                  5.750   11/01/2010     11/01/2010        2,150,503
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC IDA (Polytechnic University)                                  5.750   11/01/2012     11/01/2010 A        540,875
-----------------------------------------------------------------------------------------------------------------------------------
      175,000  NYC IDA (Precision Gear)                                          5.875   11/01/2009     05/02/2009 B        174,785
-----------------------------------------------------------------------------------------------------------------------------------
      145,000  NYC IDA (Precision Gear)                                          5.875   11/01/2009     01/04/2009 B        144,459
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYC IDA (Precision Gear)                                          6.500   11/01/2009     05/02/2009 B         30,110
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000  NYC IDA (Reece School)                                            6.500   12/01/2017     12/14/2013 B      1,193,448
-----------------------------------------------------------------------------------------------------------------------------------
      405,000  NYC IDA (Reece School)                                            6.500   12/01/2017     12/18/2013 B        402,789
-----------------------------------------------------------------------------------------------------------------------------------
      225,000  NYC IDA (Rockefeller Foundation)                                  5.375   07/01/2023     07/01/2008 A        225,263
-----------------------------------------------------------------------------------------------------------------------------------
    3,560,000  NYC IDA (Rosco, Inc.)                                             5.625   06/01/2022     06/01/2008 C      3,540,527
-----------------------------------------------------------------------------------------------------------------------------------
    4,100,000  NYC IDA (Samaritan Aids Services)                                 5.000   11/01/2024     11/01/2011 A      4,193,644
-----------------------------------------------------------------------------------------------------------------------------------
      790,000  NYC IDA (Showman Fabricators)                                     7.125   11/01/2013     03/24/2011 B        775,259
-----------------------------------------------------------------------------------------------------------------------------------
      255,000  NYC IDA (Special Needs Facilities Pooled
               Program)                                                          5.950   07/01/2008     07/01/2008          258,063
-----------------------------------------------------------------------------------------------------------------------------------
    1,170,000  NYC IDA (Stallion)                                                5.000   11/01/2016     11/01/2016        1,107,581
-----------------------------------------------------------------------------------------------------------------------------------
      575,000  NYC IDA (Stallion)                                                5.500   11/01/2017     11/01/2017          568,388


                    42 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,265,000  NYC IDA (Studio School)                                           6.250%  11/01/2018     11/12/2016 B  $   1,200,827
-----------------------------------------------------------------------------------------------------------------------------------
    5,855,000  NYC IDA (Terminal One Group Assoc.)                               5.500   01/01/2017     01/01/2016 A      6,196,347
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000  NYC IDA (Terminal One Group Assoc.)                               5.500   01/01/2018     01/01/2016 A      6,312,900
-----------------------------------------------------------------------------------------------------------------------------------
   11,670,000  NYC IDA (Terminal One Group Assoc.)                               5.500   01/01/2019     01/01/2016 A     12,215,339
-----------------------------------------------------------------------------------------------------------------------------------
    8,000,000  NYC IDA (Terminal One Group Assoc.)                               5.500   01/01/2020     01/01/2016 A      8,330,640
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC IDA (Terminal One Group Assoc.)                               5.500   01/01/2021     01/01/2016 A      2,071,940
-----------------------------------------------------------------------------------------------------------------------------------
   28,500,000  NYC IDA (Terminal One Group Assoc.) 6                             5.500   01/01/2024     01/01/2016 A     29,184,855
-----------------------------------------------------------------------------------------------------------------------------------
    1,595,000  NYC IDA (The Child School)                                        7.000   06/01/2013     12/26/2010 B      1,652,835
-----------------------------------------------------------------------------------------------------------------------------------
    7,910,000  NYC IDA (Unicef)                                                  5.050   11/01/2018     09/30/2014 B      7,562,672
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC IDA (Urban Resource Institute)                                5.250   03/01/2023     03/01/2013 A      1,064,970
-----------------------------------------------------------------------------------------------------------------------------------
    1,025,000  NYC IDA (Urban Resource Institute)                                6.500   11/01/2013     11/01/2008 A      1,027,050
-----------------------------------------------------------------------------------------------------------------------------------
      925,000  NYC IDA (Vaughn College Aeronautics)                              5.000   12/01/2016     09/15/2013 B        911,569
-----------------------------------------------------------------------------------------------------------------------------------
    3,010,000  NYC IDA (Vaughn College Aeronautics)                              5.000   12/01/2016     10/21/2012 B      2,966,295
-----------------------------------------------------------------------------------------------------------------------------------
    4,200,000  NYC IDA (Visy Paper)                                              7.800   01/01/2016     07/01/2008 A      4,209,576
-----------------------------------------------------------------------------------------------------------------------------------
      765,000  NYC IDA (Vocational Instruction)                                  7.250   02/01/2013     10/21/2010 B        643,212
-----------------------------------------------------------------------------------------------------------------------------------
    5,820,000  NYC IDA (Yeled Yalda Early Childhood)                             5.350   11/01/2017     10/02/2013 B      5,572,359
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC IDA (YMCA of Greater New York)                                5.250   08/01/2021     02/01/2011 A        511,605
-----------------------------------------------------------------------------------------------------------------------------------
    6,490,000  NYC IDA (YMCA of Greater New York)                                5.800   08/01/2016 1   01/01/2009 A      6,705,079
-----------------------------------------------------------------------------------------------------------------------------------
      400,000  NYC IDA (Zeluck, Inc.)                                            6.250   11/01/2011     05/01/2008 A        400,732
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC Municipal Water Finance Authority                             4.875   06/15/2021     06/15/2008 A         20,310
-----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYC Municipal Water Finance Authority                             5.000   06/15/2027     06/15/2008 A         66,000
-----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYC Municipal Water Finance Authority                             5.000   06/15/2027     06/15/2008 A         66,000
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC Municipal Water Finance Authority                             5.000   06/15/2027     06/15/2008 A         50,765
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC Municipal Water Finance Authority                             5.000   06/15/2027     06/15/2008 A         15,231
-----------------------------------------------------------------------------------------------------------------------------------
      140,000  NYC Municipal Water Finance Authority                             5.000   06/15/2029     06/15/2009 A        143,472
-----------------------------------------------------------------------------------------------------------------------------------
   15,010,000  NYC Municipal Water Finance Authority                             5.000   06/15/2034     06/15/2013 A     15,405,664
-----------------------------------------------------------------------------------------------------------------------------------
   20,000,000  NYC Municipal Water Finance Authority                             5.000   06/15/2039     06/15/2012 A     20,410,600
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC Municipal Water Finance Authority                             5.125   06/15/2031     06/15/2011 A      2,080,140
-----------------------------------------------------------------------------------------------------------------------------------
      855,000  NYC Municipal Water Finance Authority                             5.750   06/15/2013 1   06/15/2008 A        898,237
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC Municipal Water Finance Authority                             5.750   06/15/2013 1   06/15/2008 E         52,529
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYC Transitional Finance Authority                                5.000   05/01/2026 1   05/01/2008 A         30,508
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYC Transitional Finance Authority                                5.000   05/01/2026 1   05/01/2008 A         35,486
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC Transitional Finance Authority, Series E                      5.000   02/01/2026     02/01/2013 A      2,069,240
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC Trust for Cultural Resources (American
               Museum of Natural History)                                        5.250   07/01/2019     07/01/2009 A         10,435
-----------------------------------------------------------------------------------------------------------------------------------
   31,000,000  NYC Trust for Cultural Resources
               (Manhatta School of Music) 3                                      6.000 4 10/01/2029 1   01/10/2008 C     31,000,000
-----------------------------------------------------------------------------------------------------------------------------------
    3,880,000  NYC Trust for Cultural Resources (Museum
               of American Folk Art) 6                                           6.000   07/01/2022 1   03/01/2020 B      3,884,229
-----------------------------------------------------------------------------------------------------------------------------------
    2,720,000  NYC Trust for Cultural Resources (Museum
               of American Folk Art)                                             6.125   07/01/2030 1   04/23/2027 B      2,680,832


                    43 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     250,000  NYC Trust for Cultural Resources (Museum
               of Modern Art)                                                    5.125%  07/01/2031     07/01/2012 A  $     259,435
-----------------------------------------------------------------------------------------------------------------------------------
      595,000  NYC Trust for Cultural Resources (Museum
               of Modern Art)                                                    5.500   01/01/2016     07/01/2008 A        602,104
-----------------------------------------------------------------------------------------------------------------------------------
    1,035,000  NYC Trust for Cultural Resources (Museum
               of Modern Art)                                                    5.500   01/01/2021     07/01/2008 A      1,047,161
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (Amsterdam Memorial Hospital)                              6.000   08/01/2025     02/01/2008 A         25,294
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (Audit & Control)                                          5.500   04/01/2023     04/01/2009 A         25,841
-----------------------------------------------------------------------------------------------------------------------------------
      250,000  NYS DA (Augustana Lutheran Home)                                  5.500   02/01/2041 1   02/01/2012 A        260,488
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS DA (Brookdale Hospital Medical Center)                        5.200   02/15/2016     02/15/2010 A         15,249
-----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYS DA (Brookdale Hospital Medical Center)                        5.300   02/15/2017     02/15/2008 A         66,080
-----------------------------------------------------------------------------------------------------------------------------------
       60,000  NYS DA (Brooklyn Hospital Center)                                 5.100   02/01/2019     02/01/2009 A         61,598
-----------------------------------------------------------------------------------------------------------------------------------
    1,300,000  NYS DA (Canisius College)                                         5.000   07/01/2022     07/01/2015 A      1,364,181
-----------------------------------------------------------------------------------------------------------------------------------
    1,120,000  NYS DA (Catskill Regional Medical Center)                         5.250   02/15/2023     02/15/2015 A      1,189,922
-----------------------------------------------------------------------------------------------------------------------------------
    1,350,000  NYS DA (Chapel Oaks) 2                                            5.375   07/01/2017 1   07/01/2008 A      1,390,271
-----------------------------------------------------------------------------------------------------------------------------------
      960,000  NYS DA (City University)                                          5.000   07/01/2017     07/01/2008 A        974,880
-----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYS DA (City University)                                          5.000   07/01/2026     07/01/2008 A         66,624
-----------------------------------------------------------------------------------------------------------------------------------
       60,000  NYS DA (City University)                                          5.250   07/01/2012     07/01/2008 A         61,137
-----------------------------------------------------------------------------------------------------------------------------------
      145,000  NYS DA (City University)                                          5.250   07/01/2025     07/01/2008 A        149,002
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (Culinary Institute of America)                            5.000   07/01/2022     07/01/2009 A         20,592
-----------------------------------------------------------------------------------------------------------------------------------
      350,000  NYS DA (Dept. of Health)                                          5.000   07/01/2021     07/01/2014 A        365,481
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (Dept. of Health)                                          5.000   07/01/2024     07/01/2008 A         10,130
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS DA (Dept. of Health)                                          5.000   07/01/2028     07/01/2009 A         35,865
-----------------------------------------------------------------------------------------------------------------------------------
      880,000  NYS DA (Dept. of Health)                                          5.250   07/01/2023     07/01/2014 A        928,761
-----------------------------------------------------------------------------------------------------------------------------------
    4,620,000  NYS DA (Dept. of Health)                                          5.250   07/01/2024     07/01/2015 A      4,894,289
-----------------------------------------------------------------------------------------------------------------------------------
      820,000  NYS DA (Dept. of Health)                                          5.500   07/01/2021     07/01/2008 A        836,835
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS DA (Eger Health Care Center &
               Rehabilitation Center)                                            5.100   02/01/2028     02/01/2010 A         51,049
-----------------------------------------------------------------------------------------------------------------------------------
    2,525,000  NYS DA (Ellis Hospital)                                           5.050   08/15/2024     08/15/2014 A      2,605,825
-----------------------------------------------------------------------------------------------------------------------------------
      180,000  NYS DA (Ellis Hospital)                                           5.500   08/01/2015     02/01/2008 A        180,315
-----------------------------------------------------------------------------------------------------------------------------------
      150,000  NYS DA (Ellis Hospital)                                           5.600   08/01/2025     02/01/2008 A        150,236
-----------------------------------------------------------------------------------------------------------------------------------
      175,000  NYS DA (Ellis Hospital)                                           5.625   08/01/2035 1   02/01/2008 A        175,278
-----------------------------------------------------------------------------------------------------------------------------------
      160,000  NYS DA (Episcopal Health)                                         5.900   08/01/2020 1   02/01/2008 A        160,227
-----------------------------------------------------------------------------------------------------------------------------------
      150,000  NYS DA (FNHC/KR/MMWNHC Obligated
               Group)                                                            5.500   07/01/2010 1   07/01/2008 A        150,240
-----------------------------------------------------------------------------------------------------------------------------------
      600,000  NYS DA (FNHC/KR/MMWNHC Obligated
               Group)                                                            5.750   07/01/2017     07/01/2008 A        612,642
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYS DA (Fordham University)                                       5.000   07/01/2028     07/01/2008 A         30,476
-----------------------------------------------------------------------------------------------------------------------------------
    3,835,000  NYS DA (Frances Schervier Home & Hospital
               Obligated Group)                                                  5.500   07/01/2017 1   07/01/2008 A      3,917,913
-----------------------------------------------------------------------------------------------------------------------------------
   10,055,000  NYS DA (Frances Schervier Home & Hospital
               Obligated Group)                                                  5.500   07/01/2027 1   07/01/2008 A     10,103,767


                    44 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     240,000  NYS DA (Frances Schervier Home &
               Hospital Obligated Group)                                         5.500%  07/01/2027 1   07/01/2008 A  $     241,541
-----------------------------------------------------------------------------------------------------------------------------------
       60,000  NYS DA (German Masonic Home)                                      5.950   08/01/2026 1   08/01/2008 A         60,614
-----------------------------------------------------------------------------------------------------------------------------------
      145,000  NYS DA (German Masonic Home)                                      6.000   08/01/2036     02/01/2008 A        150,245
-----------------------------------------------------------------------------------------------------------------------------------
      445,000  NYS DA (Grace Manor Health Care Facility)                         6.150   07/01/2018     07/01/2008 A        449,966
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (Hamilton College)                                         5.125   07/01/2016     07/01/2009 A         10,421
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS DA (Hamilton College)                                         5.125   07/01/2016     07/01/2009 A          5,191
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS DA (Health Center/BFCC/USBFCC
               Obligated Group)                                                  5.000   11/15/2019     11/15/2011 A      1,048,110
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (Health)                                                   5.750   02/15/2012     02/15/2008 A         20,439
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS DA (Hebrew Hospital Home of
               Westchester)                                                      5.625   08/01/2016     02/01/2008 A         35,417
-----------------------------------------------------------------------------------------------------------------------------------
    1,960,000  NYS DA (Highland Community Devel. Corp.)                          5.500   07/01/2023     07/16/2008 C      1,975,602
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  NYS DA (Hospital for Special Surgery)                             5.000   02/01/2018     02/01/2008 A         75,842
-----------------------------------------------------------------------------------------------------------------------------------
      140,000  NYS DA (Hospital for Special Surgery)                             5.000   02/01/2028     02/01/2008 A        141,527
-----------------------------------------------------------------------------------------------------------------------------------
   17,315,000  NYS DA (Hospital)                                                 6.450   08/15/2024     08/15/2012 A     18,619,166
-----------------------------------------------------------------------------------------------------------------------------------
    2,255,000  NYS DA (Hunts Point Multi-Service Center) 2                       5.625   07/01/2022     07/01/2008 A      2,303,821
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYS DA (Ideal Senior Living Center Hsg.)                          5.900   08/01/2026     02/01/2008 A        100,669
-----------------------------------------------------------------------------------------------------------------------------------
    1,240,000  NYS DA (Ideal Senior Living Center Hsg.)                          5.900   08/01/2026     02/01/2008 A      1,248,469
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS DA (John T. Mather Memorial Hospital)                         5.250   07/01/2015     07/01/2008 A         35,236
-----------------------------------------------------------------------------------------------------------------------------------
      130,000  NYS DA (John T. Mather Memorial Hospital)                         5.375   07/01/2019     07/01/2008 A        130,879
-----------------------------------------------------------------------------------------------------------------------------------
    1,585,000  NYS DA (John T. Mather Memorial Hospital)                         5.750   07/01/2025     07/01/2008 A      1,599,027
-----------------------------------------------------------------------------------------------------------------------------------
   15,210,000  NYS DA (Kaleida Health)                                           5.050   02/15/2025     02/15/2014 A     15,722,425
-----------------------------------------------------------------------------------------------------------------------------------
      965,000  NYS DA (L.I. University) 2                                        5.125   09/01/2010     09/01/2009 E        992,889
-----------------------------------------------------------------------------------------------------------------------------------
      325,000  NYS DA (Lakeside Home)                                            6.000   02/01/2037     02/01/2008 A        329,066
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (Le Moyne College)                                         5.000   07/01/2009     07/01/2008 A         10,015
-----------------------------------------------------------------------------------------------------------------------------------
      725,000  NYS DA (Le Moyne College)                                         5.000   07/01/2018     07/01/2008 A        725,950
-----------------------------------------------------------------------------------------------------------------------------------
    1,100,000  NYS DA (Leake & Watts Services)                                   5.000   07/01/2023     07/01/2014 A      1,144,209
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (Lenox Hill Hospital Obligated
               Group)                                                            5.750   07/01/2016     07/01/2012 A         10,275
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYS DA (Lenox Hill Hospital Obligated
               Group)                                                            5.750   07/01/2017     07/01/2012 A      2,058,980
-----------------------------------------------------------------------------------------------------------------------------------
      465,000  NYS DA (Long Beach Medical Center)                                5.550   08/01/2015     02/01/2008 A        475,904
-----------------------------------------------------------------------------------------------------------------------------------
      605,000  NYS DA (Long Beach Medical Center)                                5.625   08/01/2022     02/01/2008 A        616,519
-----------------------------------------------------------------------------------------------------------------------------------
    2,200,000  NYS DA (Maimonides Medical Center)                                5.750   08/01/2024     02/01/2008 A      2,203,784
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  NYS DA (March of Dimes)                                           5.600   07/01/2012     07/01/2008 A         75,152
-----------------------------------------------------------------------------------------------------------------------------------
      615,000  NYS DA (Master BOCES Program)                                     5.250   08/15/2023     08/15/2013 A        658,770
-----------------------------------------------------------------------------------------------------------------------------------
      175,000  NYS DA (Menorah Campus)                                           6.100   02/01/2037     02/01/2008 A        178,815
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYS DA (Mental Health Services Facilities)                        5.000   02/15/2025     02/15/2015 A      2,075,680
-----------------------------------------------------------------------------------------------------------------------------------
      225,000  NYS DA (Mental Health Services Facilities)                        5.250   02/15/2023     02/15/2014 A        236,819
-----------------------------------------------------------------------------------------------------------------------------------
      245,000  NYS DA (Mental Health Services Facilities)                        5.250   08/15/2024     08/15/2009 A        256,410
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS DA (Mental Health Services Facilities)                        5.250   08/15/2024     08/15/2009 A         41,420


                    45 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      15,000  NYS DA (Mental Health Services Facilities)                        5.750%  08/15/2012     02/15/2008 A  $      15,329
-----------------------------------------------------------------------------------------------------------------------------------
      445,000  NYS DA (Mental Health)                                            5.000   02/15/2023     08/15/2008 A        453,135
-----------------------------------------------------------------------------------------------------------------------------------
      220,000  NYS DA (Mental Health)                                            5.000   02/15/2029     02/15/2009 A        223,128
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS DA (Mental Health)                                            5.375   02/15/2026     02/15/2008 A          5,009
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS DA (Mental Health)                                            5.500   08/15/2017     02/15/2008 A          5,097
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (Mental Health)                                            5.625   02/15/2021     02/15/2008 A         10,207
-----------------------------------------------------------------------------------------------------------------------------------
       55,000  NYS DA (Mental Health)                                            5.750   08/15/2011     02/15/2008 E         56,209
-----------------------------------------------------------------------------------------------------------------------------------
      800,000  NYS DA (Millard Fillmore Hospital)                                5.375   02/01/2017     02/01/2008 A        817,280
-----------------------------------------------------------------------------------------------------------------------------------
       70,000  NYS DA (Millard Fillmore Hospital)                                5.375   02/01/2032     02/01/2008 A         71,490
-----------------------------------------------------------------------------------------------------------------------------------
    5,360,000  NYS DA (Miriam Osborn Memorial Home
               Assoc.) 2                                                         6.875   07/01/2019 1   07/01/2010 A      5,640,918
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS DA (Montefiore Medical Center)                                5.000   02/01/2022     02/01/2015 A      1,046,980
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYS DA (Montefiore Medical Center)                                5.000   08/01/2023     02/01/2015 A      5,216,250
-----------------------------------------------------------------------------------------------------------------------------------
    4,500,000  NYS DA (Montefiore Medical Center)                                5.000   02/01/2028     02/01/2015 A      4,639,140
-----------------------------------------------------------------------------------------------------------------------------------
      790,000  NYS DA (Montefiore Medical Center)                                5.250   08/01/2019     08/01/2010 A        818,258
-----------------------------------------------------------------------------------------------------------------------------------
      430,000  NYS DA (Montefiore Medical Center)                                5.500   08/01/2038     08/01/2009 A        445,639
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  NYS DA (Mount Sinai School of Medicine)                           5.000   07/01/2015     07/01/2008 A         75,079
-----------------------------------------------------------------------------------------------------------------------------------
       70,000  NYS DA (Mount Sinai School of Medicine)                           5.000   07/01/2016     07/01/2008 A         70,244
-----------------------------------------------------------------------------------------------------------------------------------
    1,025,000  NYS DA (Mount Sinai School of Medicine)                           5.000   07/01/2021     07/01/2008 A      1,026,128
-----------------------------------------------------------------------------------------------------------------------------------
   21,540,000  NYS DA (Mount St. Mary College) 3                                 6.000 4 07/01/2035     01/10/2008 C     21,540,000
-----------------------------------------------------------------------------------------------------------------------------------
   11,540,000  NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group) 7                                                6.500   07/01/2015     07/01/2010 A     12,170,661
-----------------------------------------------------------------------------------------------------------------------------------
   11,330,000  NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group) 7                                                6.500   07/01/2016     07/01/2010 A     11,921,709
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000  NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                                  5.000   07/01/2013     07/01/2008 A      4,012,040
-----------------------------------------------------------------------------------------------------------------------------------
    7,280,000  NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                                  5.500   07/01/2026     07/01/2008 A      7,320,404
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                                  6.000   07/01/2013     07/01/2010 A         41,873
-----------------------------------------------------------------------------------------------------------------------------------
      150,000  NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group) 6                                                6.500   07/01/2025     07/01/2011 A        156,320
-----------------------------------------------------------------------------------------------------------------------------------
    1,330,000  NYS DA (Mt. Sinai Hospital)                                       6.625   07/01/2019     07/01/2010 A      1,396,912
-----------------------------------------------------------------------------------------------------------------------------------
    5,750,000  NYS DA (Mt. Sinai/NYU Health) 6                                   5.500   07/01/2026     07/01/2008 A      5,767,825
-----------------------------------------------------------------------------------------------------------------------------------
      295,000  NYS DA (Mt. Sinai/NYU Health)                                     6.000   07/01/2010     07/01/2010          307,942
-----------------------------------------------------------------------------------------------------------------------------------
      200,000  NYS DA (Mt. Sinai/NYU Health)                                     6.100   07/01/2012     07/01/2010 A        210,124
-----------------------------------------------------------------------------------------------------------------------------------
    4,925,000  NYS DA (Mt. Sinai/NYU Health)                                     6.500   07/01/2017     07/01/2010 A      5,173,860
-----------------------------------------------------------------------------------------------------------------------------------
      645,000  NYS DA (Mt. Sinai/NYU Health)                                     6.750   07/01/2020     07/01/2010 A        678,553
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (Municipal Health Facilities)                              5.000   01/15/2023     01/15/2009 A         25,582
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS DA (Municipal Health Facilities)                              5.500   05/15/2016     05/15/2008 A         40,340
-----------------------------------------------------------------------------------------------------------------------------------
      320,000  NYS DA (Municipal Health Facilities)                              5.500   05/15/2024     05/15/2008 A        322,323
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS DA (New York & Presbyterian Hospital)                         5.000   02/01/2019     02/01/2008 A         15,168


                    46 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      30,000  NYS DA (New York Downtown Hospital)                               5.300%  02/15/2020     02/15/2008 A  $      30,491
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (New York Hospital Medical
               Center of Queens)                                                 5.450   08/15/2019     08/15/2009 A         20,815
-----------------------------------------------------------------------------------------------------------------------------------
    1,415,000  NYS DA (New York Hospital Medical Center)                         5.550   08/15/2029 1   08/15/2009 A      1,472,506
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYS DA (New York Medical College)                                 5.000   07/01/2021     07/01/2008 A        101,792
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS DA (New York Methodist Hospital)                              5.250   07/01/2024     07/01/2014 A      1,002,450
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS DA (Niagara Lutheran Devel.)                                  5.450   08/01/2017     02/01/2008 A          5,109
-----------------------------------------------------------------------------------------------------------------------------------
    4,200,000  NYS DA (North General Hospital)                                   5.750   02/15/2019     02/15/2013 A      4,562,292
-----------------------------------------------------------------------------------------------------------------------------------
    3,750,000  NYS DA (North General Hospital)                                   5.750   02/15/2020     02/15/2013 A      4,062,788
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (North Shore University Hospital)                          5.000   11/01/2023     11/01/2008 A         25,684
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS DA (North Shore University Hospital)                          5.000   11/01/2023     11/01/2008 A         35,539
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS DA (Northeast Parent & Child)                                 5.500   07/01/2018     07/01/2009 A         41,602
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS DA (NSUH/NSUH-Glen
               Cove/NSUH-Plainview Obligated Group)                              5.000   11/01/2023     11/01/2008 A          5,137
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS DA (NSUH/NSUH-Glen
               Cove/NSUH-Plainview Obligated Group)                              5.000   11/01/2023     11/01/2008 A          5,105
-----------------------------------------------------------------------------------------------------------------------------------
   10,455,000  NYS DA (NSUH/NSUH-Glen
               Cove/NSUH-Plainview Obligated Group)                              5.200   11/01/2017     11/01/2008 A     10,709,057
-----------------------------------------------------------------------------------------------------------------------------------
    1,400,000  NYS DA (NYU Hospitals Center)                                     5.250   07/01/2024     01/27/2018 B      1,348,410
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000  NYS DA (Ozanam Hall of Queens Nursing
               Home)                                                             5.000   11/01/2021     11/01/2016 A      2,600,300
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYS DA (Park Ridge Hsg.)                                          6.375   08/01/2020 1   08/01/2010 A      2,106,420
-----------------------------------------------------------------------------------------------------------------------------------
    1,595,000  NYS DA (Park Ridge Hsg.)                                          6.500   08/01/2025 1   08/01/2010 A      1,675,165
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYS DA (Pratt Institute)                                          6.000   07/01/2024     07/01/2010 A        104,179
-----------------------------------------------------------------------------------------------------------------------------------
    6,195,000  NYS DA (Pratt Institute) 3                                        6.000 4 07/01/2034     01/10/2008 C      6,195,000
-----------------------------------------------------------------------------------------------------------------------------------
    3,680,000  NYS DA (Providence Rest) 2                                        5.000   07/01/2021     07/12/2020 B      3,402,123
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000  NYS DA (Providence Rest)                                          5.125   07/01/2030     08/06/2028 B      1,090,175
-----------------------------------------------------------------------------------------------------------------------------------
      120,000  NYS DA (Resurrection Rest Home Castleton
               on Hudson)                                                        6.050   08/01/2035 1   02/01/2008 A        120,212
-----------------------------------------------------------------------------------------------------------------------------------
    8,730,000  NYS DA (Rochester General Hospital)                               5.000   12/01/2025     10/25/2021 B      8,668,366
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS DA (Rochester Institute of Technology)                        5.250   07/01/2025     07/01/2012 A         52,804
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (Rockefeller University)                                   5.000   07/01/2028     07/01/2008 A         20,321
-----------------------------------------------------------------------------------------------------------------------------------
    5,100,000  NYS DA (Ryan-Clinton Community Health
               Center)                                                           6.100   07/01/2019 1   01/01/2010 A      5,390,904
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYS DA (School District Financing) 2                              5.750   10/01/2022 1   10/01/2012 A      5,453,800
-----------------------------------------------------------------------------------------------------------------------------------
      120,000  NYS DA (SCHRC)                                                    5.500   07/01/2022     07/01/2009 A        124,492
-----------------------------------------------------------------------------------------------------------------------------------
      345,000  NYS DA (SCHRC/CHSLI Obligated Group)                              5.800   07/01/2015     07/01/2009 A        360,860
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)                           5.750   07/01/2020     07/01/2010 A         15,389
-----------------------------------------------------------------------------------------------------------------------------------
   15,000,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)                           6.500   07/01/2020 1   07/01/2010 A     15,689,400
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (Service Contract)                                         5.250   07/01/2019     07/01/2008 A         20,190
-----------------------------------------------------------------------------------------------------------------------------------
   15,480,000  NYS DA (SFH/GSHMC/MMC/SCHRC
               Obligated Group)                                                  5.000   07/01/2021     07/01/2014 A     15,599,506


                    47 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      35,000  NYS DA (Skidmore College)                                         5.000%  07/01/2028     07/01/2008 A  $      35,555
-----------------------------------------------------------------------------------------------------------------------------------
      200,000  NYS DA (Southside Hospital)                                       5.000   02/15/2018     02/15/2008 A        203,214
-----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYS DA (Special Act School Districts)                             5.625   07/01/2009     07/01/2008 A         65,134
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYS DA (Special Act School Districts)                             5.700   07/01/2010     07/01/2008 A         30,063
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (Special Act School Districts)                             5.750   07/01/2011     07/01/2008 A         10,022
-----------------------------------------------------------------------------------------------------------------------------------
      320,000  NYS DA (Special Act School Districts)                             5.875   07/01/2013     07/01/2008 A        320,720
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS DA (Special Act School Districts)                             6.000   07/01/2016     07/01/2008 A         15,035
-----------------------------------------------------------------------------------------------------------------------------------
      510,000  NYS DA (Special Act School Districts)                             6.000   07/01/2019     07/01/2008 A        511,122
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYS DA (St. Barnabas Hospital)                                    5.450   08/01/2035     02/01/2008 A        101,029
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYS DA (St. Clare's Hospital)                                     5.300   02/15/2019     02/15/2008 A         30,515
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYS DA (St. Francis Hospital)                                     5.500   07/01/2029     07/01/2009 A        103,564
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS DA (St. John's Health Care Corp.)                             6.250   02/01/2036     02/01/2008 A         35,088
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (St. John's University)                                    5.250   07/01/2018     07/01/2008 A         20,434
-----------------------------------------------------------------------------------------------------------------------------------
    5,040,000  NYS DA (St. Joseph's Hospital Health Center)                      5.250   07/01/2018 1   07/01/2008 A      5,147,906
-----------------------------------------------------------------------------------------------------------------------------------
    3,685,000  NYS DA (St. Lawrence)                                             5.400   08/15/2026     08/15/2017 A      4,056,080
-----------------------------------------------------------------------------------------------------------------------------------
  101,000,000  NYS DA (St. Lukes Roosevelt Hospital) 7                           4.800   08/15/2025     08/15/2015 A    102,925,060
-----------------------------------------------------------------------------------------------------------------------------------
    2,005,000  NYS DA (St. Vincent DePaul Residence)                             5.300   07/01/2018 1   07/01/2009 A      2,056,729
-----------------------------------------------------------------------------------------------------------------------------------
       80,000  NYS DA (State University Athletic Facilities)                     5.250   07/01/2018     07/01/2008 A         81,532
-----------------------------------------------------------------------------------------------------------------------------------
      375,000  NYS DA (State University Educational
               Facilities)                                                       5.125   05/15/2021     05/15/2008 A        380,404
-----------------------------------------------------------------------------------------------------------------------------------
      255,000  NYS DA (State University Educational
               Facilities)                                                       5.125   05/15/2021     05/01/2008 A        259,157
-----------------------------------------------------------------------------------------------------------------------------------
    9,700,000  NYS DA (State University Educational
               Facilities)                                                       5.375   05/15/2011     05/15/2008 A      9,868,586
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (Staten Island University Hospital)                        5.000   07/01/2017     07/01/2008 A         10,155
-----------------------------------------------------------------------------------------------------------------------------------
      345,000  NYS DA (Suffern Free Library Assoc.)                              5.000   07/01/2020     07/01/2008 A        354,646
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS DA (The Highlands Living)                                     6.600   02/01/2034     02/01/2008 A          5,036
-----------------------------------------------------------------------------------------------------------------------------------
    3,035,000  NYS DA (The Rosalind & Joseph Gurwin
               Jewish Geriatric Center of Long Island)                           5.400   02/01/2015     02/01/2008 A      3,120,830
-----------------------------------------------------------------------------------------------------------------------------------
      170,000  NYS DA (The Rosalind & Joseph Gurwin
               Jewish Geriatric Center of Long Island)                           5.700   02/01/2037     02/01/2008 A        173,645
-----------------------------------------------------------------------------------------------------------------------------------
    2,145,000  NYS DA (United Cerebral Palsy Assoc. of
               Nassau County)                                                    5.500   07/01/2024     07/01/2008 A      2,166,514
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000  NYS DA (United Cerebral Palsy Assoc.
               of NYC)                                                           5.750   07/01/2018 1   07/01/2012 A      1,372,750
-----------------------------------------------------------------------------------------------------------------------------------
      175,000  NYS DA (United Health Services Hospitals)                         5.375   08/01/2027     02/01/2008 A        178,726
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (United Health Services Hospitals)                         5.500   08/01/2017     02/01/2010 A         20,451
-----------------------------------------------------------------------------------------------------------------------------------
       45,000  NYS DA (University of Rochester)                                  5.000   07/01/2027     07/01/2008 A         45,713
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (Upstate Community Colleges)                               5.000   07/01/2028     07/01/2009 A         20,379
-----------------------------------------------------------------------------------------------------------------------------------
    1,905,000  NYS DA (Upstate Community Colleges)                               5.125   07/01/2021     07/01/2014 A      1,998,250
-----------------------------------------------------------------------------------------------------------------------------------
    1,165,000  NYS DA (Upstate Community Colleges)                               5.125   07/01/2022     07/01/2014 A      1,218,660
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS DA (W.K. Nursing Home)                                        6.050   02/01/2026     02/01/2008 A         35,785


                    48 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,445,000  NYS DA (W.K. Nursing Home)                                        6.125%  02/01/2036     02/01/2008 A  $   2,451,137
-----------------------------------------------------------------------------------------------------------------------------------
      620,000  NYS DA (Wesley Gardens)                                           6.125   08/01/2035     02/01/2008 A        627,316
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYS DA (Willow Towers)                                            5.250   02/01/2022     08/01/2012 A        526,330
-----------------------------------------------------------------------------------------------------------------------------------
      250,000  NYS DA (Wyckoff Heights Medical Center)                           5.200   02/15/2013     02/15/2008 A        254,363
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS DA (Wyckoff Heights Medical Center)                           5.200   02/15/2014     02/15/2008 A      1,017,220
-----------------------------------------------------------------------------------------------------------------------------------
    1,020,000  NYS DA (Wyckoff Heights Medical Center)                           5.300   08/15/2021     02/15/2008 A      1,037,646
-----------------------------------------------------------------------------------------------------------------------------------
    2,230,000  NYS DA Service Contract (CCFDP)                                   5.375   04/01/2020     04/01/2012 A      2,422,583
-----------------------------------------------------------------------------------------------------------------------------------
    2,350,000  NYS DA Service Contract (CCFDP)                                   5.375   04/01/2021     04/01/2012 A      2,552,946
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS DA, Series B                                                  5.500   08/15/2017     02/15/2008 A         15,327
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS DA, Series B                                                  5.625   02/15/2021     02/15/2008 A         35,762
-----------------------------------------------------------------------------------------------------------------------------------
   39,570,000  NYS DA, Series B                                                  6.650   08/15/2030     08/15/2012 A     42,790,998
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS EFC                                                           5.600   09/15/2013     03/15/2008 A         15,030
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS EFC                                                           5.650   02/15/2017     02/15/2008 A      1,022,030
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS EFC (Clean Water & Drinking
               Revolving Funds)                                                  5.000   06/15/2019     06/15/2008 A         15,264
-----------------------------------------------------------------------------------------------------------------------------------
    3,195,000  NYS EFC (Clean Water & Drinking
               Revolving Funds)                                                  5.000   06/15/2019     06/15/2008 A      3,251,711
-----------------------------------------------------------------------------------------------------------------------------------
      930,000  NYS EFC (L.I. Water Corp.)                                        5.250   08/01/2027     02/01/2008 A        930,744
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS EFC (NYC Municipal Water Finance
               Authority)                                                        5.875   06/15/2014     06/15/2008 A         20,674
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS EFC (NYS Water Services)                                      5.700   07/15/2012     01/15/2008 A         25,052
-----------------------------------------------------------------------------------------------------------------------------------
    1,410,000  NYS EFC (NYS Water Services)                                      6.875   06/15/2010 1   06/15/2008 A      1,422,732
-----------------------------------------------------------------------------------------------------------------------------------
    1,705,000  NYS EFC (NYS Water Services)                                      6.875   06/15/2014 1   06/15/2008 A      1,710,234
-----------------------------------------------------------------------------------------------------------------------------------
      445,000  NYS EFC (NYS Water Services)                                      7.250   06/15/2010 1   06/15/2008 A        446,504
-----------------------------------------------------------------------------------------------------------------------------------
      700,000  NYS EFC (NYS Water Services)                                      7.500   06/15/2012 1   06/15/2008 A        731,731
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS EFC (NYS Water Services)                                      7.500   06/15/2012 1   06/15/2008 A         15,287
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYS EFC (Pollution Control)                                       5.550   08/15/2014     02/15/2008 A        510,895
-----------------------------------------------------------------------------------------------------------------------------------
      870,000  NYS EFC (Spring Valley Water Company)                             5.650   11/01/2023     05/01/2008 A        878,161
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYS EFC (Spring Valley Water Company)                             6.300   08/01/2024     02/01/2008 A      2,018,620
-----------------------------------------------------------------------------------------------------------------------------------
    1,260,000  NYS EFC (State Water Revolving Fund)                              5.800   01/15/2014     01/15/2008 A      1,262,759
-----------------------------------------------------------------------------------------------------------------------------------
    4,250,000  NYS EFC (Waste Management)                                        4.450   07/01/2017     07/01/2009 C      4,257,013
-----------------------------------------------------------------------------------------------------------------------------------
   10,175,000  NYS ERDA (Brooklyn Union Gas Company)                             5.500   01/01/2021     07/01/2008 A     10,191,280
-----------------------------------------------------------------------------------------------------------------------------------
  132,710,000  NYS ERDA (Con Ed)                                                 4.700   06/01/2036     04/03/2008 A    132,794,934
-----------------------------------------------------------------------------------------------------------------------------------
       70,000  NYS ERDA (Corning Natural Gas)                                    8.250   12/01/2018     06/01/2008 A         70,277
-----------------------------------------------------------------------------------------------------------------------------------
    8,770,000  NYS ERDA (LILCO)                                                  5.150   03/01/2016     03/01/2008 A      8,837,968
-----------------------------------------------------------------------------------------------------------------------------------
    1,030,000  NYS ERDA (LILCO)                                                  5.150   03/01/2016     03/01/2008 A      1,031,720
-----------------------------------------------------------------------------------------------------------------------------------
    4,475,000  NYS ERDA (LILCO)                                                  5.150   03/01/2016     03/01/2008 A      4,493,258
-----------------------------------------------------------------------------------------------------------------------------------
    4,245,000  NYS ERDA (LILCO)                                                  5.150   03/01/2016     03/01/2008 A      4,277,899
-----------------------------------------------------------------------------------------------------------------------------------
    2,140,000  NYS ERDA (Niagara Mohawk)                                         5.150   11/01/2025     11/01/2008 A      2,207,175
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS GO                                                            5.000   09/15/2017     09/15/2008 A          5,115
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYS GO                                                            5.250   10/01/2012     04/01/2008 A        100,175


                    49 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      15,000  NYS GO                                                            5.250%  11/15/2017     05/15/2008 A  $      15,116
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS GO                                                            5.250   05/01/2018     05/01/2008 A         35,220
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS GO                                                            5.250   11/15/2021     05/15/2008 A          5,032
-----------------------------------------------------------------------------------------------------------------------------------
       80,000  NYS GO                                                            5.300   07/15/2015     01/15/2008 A         80,542
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS GO                                                            5.300   07/15/2017     01/15/2008 A         10,067
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS GO                                                            5.500   07/15/2024     01/15/2008 A         35,231
-----------------------------------------------------------------------------------------------------------------------------------
      485,000  NYS GO                                                            5.500   07/15/2024     07/15/2008 A        488,216
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS GO                                                            6.600   12/01/2014     06/01/2008 A         40,575
-----------------------------------------------------------------------------------------------------------------------------------
      830,000  NYS HFA (Golden Age Apartments)                                   5.000   02/15/2037     03/01/2023 B        799,763
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS HFA (Hospital & Nursing Home)                                 5.150   11/01/2016     11/01/2009 A         15,082
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS HFA (Hospital & Nursing Home)                                 5.500   11/01/2012     05/01/2008 E          5,479
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS HFA (Hospital & Nursing Home)                                 5.875   11/01/2010     05/01/2008 E         16,013
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS HFA (Hospital & Nursing Home)                                 5.900   11/01/2010     05/01/2008 E          5,362
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS HFA (Hospital & Nursing Home)                                 6.000   11/01/2013     02/01/2008 A         11,345
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS HFA (Hospital & Nursing Home)                                 6.000   11/01/2014     05/01/2008 E         40,264
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS HFA (Hospital & Nursing Home)                                 6.875   11/01/2009     05/01/2008 E          5,329
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS HFA (Loewn Devel. of Wappingers Falls)                        5.250   08/15/2019     02/15/2009 A         25,397
-----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYS HFA (Meadow Manor)                                            7.750   11/01/2019 1   05/01/2008 A         66,204
-----------------------------------------------------------------------------------------------------------------------------------
      345,000  NYS HFA (Multifamily Hsg.)                                        5.300   08/15/2022     08/15/2012 A        349,985
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS HFA (Multifamily Hsg.)                                        5.400   02/15/2016     02/15/2011 A         51,365
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS HFA (Multifamily Hsg.)                                        5.600   02/15/2011     08/15/2009 A         40,439
-----------------------------------------------------------------------------------------------------------------------------------
      465,000  NYS HFA (Multifamily Hsg.)                                        5.850   08/15/2013 1   02/15/2008 A        474,886
-----------------------------------------------------------------------------------------------------------------------------------
      435,000  NYS HFA (Multifamily Hsg.)                                        5.950   08/15/2024 1   02/15/2008 A        439,220
-----------------------------------------------------------------------------------------------------------------------------------
      210,000  NYS HFA (Multifamily Hsg.)                                        6.000   08/15/2027 1   02/15/2008 A        218,763
-----------------------------------------------------------------------------------------------------------------------------------
      240,000  NYS HFA (Multifamily Hsg.)                                        6.050   08/15/2032     02/15/2008 A        242,218
-----------------------------------------------------------------------------------------------------------------------------------
      925,000  NYS HFA (Multifamily Hsg.)                                        6.100   08/15/2016 1   08/15/2008 A        931,706
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS HFA (Multifamily Hsg.)                                        6.100   08/15/2028     02/15/2008 A         50,398
-----------------------------------------------------------------------------------------------------------------------------------
      465,000  NYS HFA (Multifamily Hsg.)                                        6.100   11/15/2036     05/15/2008 A        480,940
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS HFA (Multifamily Hsg.)                                        6.250   08/15/2014     02/15/2008 A         15,026
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS HFA (Multifamily Hsg.)                                        6.250   08/15/2014 1   02/15/2008 A         10,018
-----------------------------------------------------------------------------------------------------------------------------------
      140,000  NYS HFA (Multifamily Hsg.)                                        6.250   08/15/2025     02/15/2008 A        141,537
-----------------------------------------------------------------------------------------------------------------------------------
      165,000  NYS HFA (Multifamily Hsg.)                                        6.250   08/15/2027 1   02/15/2008 A        166,140
-----------------------------------------------------------------------------------------------------------------------------------
      280,000  NYS HFA (Multifamily Hsg.)                                        6.350   08/15/2023 1   02/15/2008 A        283,514
-----------------------------------------------------------------------------------------------------------------------------------
      395,000  NYS HFA (Multifamily Hsg.)                                        6.625   08/15/2012     02/15/2008 A        395,648
-----------------------------------------------------------------------------------------------------------------------------------
    1,365,000  NYS HFA (Multifamily Hsg.)                                        6.700   08/15/2025 1   02/15/2008 A      1,366,611
-----------------------------------------------------------------------------------------------------------------------------------
      450,000  NYS HFA (Multifamily Hsg.)                                        6.750   11/15/2036     05/15/2008 A        457,506
-----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYS HFA (Multifamily Hsg.)                                        6.850   11/01/2019 1   05/01/2008 A         92,722
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYS HFA (Nonprofit Hsg.)                                          6.200   11/01/2008     05/01/2008 A         30,576
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYS HFA (Nonprofit Hsg.)                                          6.200   11/01/2009     05/01/2008 A         30,607
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS HFA (Nonprofit Hsg.)                                          6.200   11/01/2010     11/01/2008 A         10,202
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS HFA (Nonprofit Hsg.)                                          6.200   11/01/2011     05/01/2008 A         51,012


                    50 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      40,000  NYS HFA (Nonprofit Hsg.) 3                                        6.200%  11/01/2012     05/01/2008 A  $      40,498
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS HFA (Nonprofit Hsg.)                                          6.200   11/01/2013     05/01/2008 A         25,506
-----------------------------------------------------------------------------------------------------------------------------------
        6,000  NYS HFA (Nonprofit Hsg.)                                          6.600   11/01/2009     05/01/2008 A          6,169
-----------------------------------------------------------------------------------------------------------------------------------
        9,000  NYS HFA (Nonprofit Hsg.)                                          6.875   11/01/2010     05/01/2008 A          9,274
-----------------------------------------------------------------------------------------------------------------------------------
      445,000  NYS HFA (Nonprofit Hsg.)                                          8.400   11/01/2008     05/01/2008 A        452,267
-----------------------------------------------------------------------------------------------------------------------------------
    4,275,000  NYS HFA (NYC Health Facilities)                                   6.000   05/01/2008     05/01/2008        4,309,200
-----------------------------------------------------------------------------------------------------------------------------------
    2,255,000  NYS HFA (Phillips Village)                                        7.750   08/15/2017     02/15/2008 A      2,295,139
-----------------------------------------------------------------------------------------------------------------------------------
    3,175,000  NYS HFA (Senior Devel. Hsg.)                                      5.100   11/15/2023     11/15/2017 A      3,200,305
-----------------------------------------------------------------------------------------------------------------------------------
       55,000  NYS HFA (Service Contract)                                        5.375   03/15/2023     03/15/2008 A         55,080
-----------------------------------------------------------------------------------------------------------------------------------
      580,000  NYS HFA (Service Contract)                                        5.500   09/15/2018     03/15/2008 A        588,323
-----------------------------------------------------------------------------------------------------------------------------------
    1,890,000  NYS HFA (Service Contract)                                        5.500   09/15/2022 1   03/15/2008 A      1,916,101
-----------------------------------------------------------------------------------------------------------------------------------
      560,000  NYS HFA (Service Contract)                                        6.000   03/15/2026     03/15/2008 A        566,642
-----------------------------------------------------------------------------------------------------------------------------------
    1,865,000  NYS HFA (Simeon Dewitt)                                           8.000   11/01/2018 1   05/01/2008 A      1,902,356
-----------------------------------------------------------------------------------------------------------------------------------
      400,000  NYS HFA (Tiffany Gardens)                                         4.500   08/15/2015     04/28/2012 B        408,316
-----------------------------------------------------------------------------------------------------------------------------------
      275,000  NYS HFA (Wyndham Lawn Home for
               Children)                                                         5.900   08/15/2017     02/15/2008 A        286,360
-----------------------------------------------------------------------------------------------------------------------------------
      115,000  NYS HFA, Series A                                                 5.800   11/01/2009     05/01/2008 A        115,399
-----------------------------------------------------------------------------------------------------------------------------------
      130,000  NYS HFA, Series A                                                 5.875   11/01/2010     05/01/2008 A        131,102
-----------------------------------------------------------------------------------------------------------------------------------
   12,125,000  NYS HFA, Series A                                                 6.100   11/01/2015 1   05/01/2008 A     12,242,128
-----------------------------------------------------------------------------------------------------------------------------------
    6,370,000  NYS HFA, Series A                                                 6.125   11/01/2020 1   05/01/2008 A      6,416,310
-----------------------------------------------------------------------------------------------------------------------------------
    3,650,000  NYS HFA, Series C                                                 5.500   09/15/2018     03/15/2008 A      3,702,049
-----------------------------------------------------------------------------------------------------------------------------------
       55,000  NYS LGAC                                                          4.875   04/01/2020     04/01/2008 A         55,736
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS LGAC                                                          5.000   04/01/2021     04/01/2008 A         35,486
-----------------------------------------------------------------------------------------------------------------------------------
      165,000  NYS LGSC (SCSB) 3                                                 6.375   12/15/2009     03/22/2009 B        166,572
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYS Medcare (Hospital & Nursing Home)                             5.400   08/15/2033 1   02/15/2008 A        505,095
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS Medcare (Hospital & Nursing Home)                             6.100   08/15/2015     02/15/2008 A          5,016
-----------------------------------------------------------------------------------------------------------------------------------
      550,000  NYS Medcare (Hospital & Nursing Home)                             6.200   08/15/2013     02/15/2008 A        551,227
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000  NYS Medcare (Hospital & Nursing Home)                             6.300   08/15/2023     02/15/2008 A      1,202,436
-----------------------------------------------------------------------------------------------------------------------------------
      305,000  NYS Medcare (Hospital & Nursing Home)                             7.000   08/15/2032     02/15/2008 A        306,647
-----------------------------------------------------------------------------------------------------------------------------------
      175,000  NYS Medcare (Hospital & Nursing Home)                             7.400   11/01/2016 1   05/01/2008 A        175,830
-----------------------------------------------------------------------------------------------------------------------------------
      110,000  NYS Medcare (Hospital & Nursing Home)                             9.375   11/01/2016 1   05/01/2008 A        111,652
-----------------------------------------------------------------------------------------------------------------------------------
      150,000  NYS Medcare (M.G. Nursing Home)                                   6.375   02/15/2035     02/15/2008 A        150,306
-----------------------------------------------------------------------------------------------------------------------------------
       80,000  NYS Medcare (Montefiore Medical Center)                           5.700   02/15/2012     02/15/2008 A         80,157
-----------------------------------------------------------------------------------------------------------------------------------
    7,100,000  NYS Medcare (Montefiore Medical Center)                           5.750   02/15/2015     02/15/2008 A      7,285,878
-----------------------------------------------------------------------------------------------------------------------------------
    8,920,000  NYS Medcare (Montefiore Medical Center)                           5.750   02/15/2025 1   02/15/2008 A      9,118,916
-----------------------------------------------------------------------------------------------------------------------------------
      615,000  NYS Medcare (Montefiore Medical Center) 6                         6.000   02/15/2035     02/15/2008 A        616,033
-----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYS Medcare (St. Peter's Hospital)                                5.375   11/01/2013     05/01/2008 A         90,396
-----------------------------------------------------------------------------------------------------------------------------------
      280,000  NYS Medcare (St. Peter's Hospital)                                5.375   11/01/2020     05/01/2008 A        281,232
-----------------------------------------------------------------------------------------------------------------------------------
   10,710,000  NYS Municipal Bond Bank Agency
               (Special School Purpose)                                          5.250   12/01/2019     06/01/2013 A     11,471,588


                    51 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,930,000  NYS Municipal Bond Bank Agency
               (Special School Purpose)                                          5.500%  06/01/2015     06/01/2013 A $    3,186,316
-----------------------------------------------------------------------------------------------------------------------------------
    2,285,000  NYS Power Authority                                               5.250   11/15/2030     11/15/2010 A      2,374,184
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS Power Authority                                               5.875   01/01/2010     07/01/2008 A          5,126
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS Thruway Authority                                             5.250   04/01/2012     04/01/2008 A         15,229
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYS Thruway Authority                                             5.250   04/01/2013     04/01/2008 A        507,605
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS Thruway Authority                                             5.250   04/01/2015     04/01/2008 A         20,304
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS Thruway Authority Service Contract
               (Highway & Bridge)                                                5.375   04/01/2013     04/01/2008 A         15,234
-----------------------------------------------------------------------------------------------------------------------------------
       55,000  NYS Thruway Authority, Series B                                   5.250   04/01/2014     04/01/2008 A         55,837
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000  NYS UDC (Personal Income Tax)                                     5.250   03/15/2034     03/15/2014 A     10,493,600
-----------------------------------------------------------------------------------------------------------------------------------
   55,305,000  NYS UDC (South Mall) CAB 6                                        5.601 9 01/01/2011     12/12/2009 B     46,354,992
-----------------------------------------------------------------------------------------------------------------------------------
      445,000  NYS UDC (South Mall) CAB 6                                        5.851 9 01/01/2011     12/12/2009 B        370,885
-----------------------------------------------------------------------------------------------------------------------------------
      410,000  NYS UDC (South Mall) CAB 6                                        6.033 9 01/01/2011     12/12/2009 B        341,715
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000  NYS UDC (Subordinated Lien)                                       5.125   07/01/2020     07/01/2014 A      4,207,400
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS UDC (Subordinated Lien)                                       5.125   07/01/2021     07/01/2014 A      1,047,800
-----------------------------------------------------------------------------------------------------------------------------------
      140,000  NYS UDC (Subordinated Lien)                                       5.375   07/01/2022     07/01/2008 A        141,425
-----------------------------------------------------------------------------------------------------------------------------------
   15,510,000  NYS UDC (Subordinated Lien)                                       5.500   07/01/2016 1   07/01/2008 A     15,695,189
-----------------------------------------------------------------------------------------------------------------------------------
    4,765,000  NYS UDC (Subordinated Lien)                                       5.500   07/01/2016     07/01/2008 A      4,815,128
-----------------------------------------------------------------------------------------------------------------------------------
    6,495,000  NYS UDC (Subordinated Lien)                                       5.500   07/01/2022 1   07/01/2008 A      6,549,818
-----------------------------------------------------------------------------------------------------------------------------------
    2,210,000  NYS UDC (Subordinated Lien)                                       5.500   07/01/2026     07/01/2008 A      2,238,929
-----------------------------------------------------------------------------------------------------------------------------------
    6,720,000  NYS UDC (Subordinated Lien)                                       5.600   07/01/2026 1   07/01/2008 A      6,780,010
-----------------------------------------------------------------------------------------------------------------------------------
       70,000  Oneida County, NY GO                                              5.400   03/15/2011     03/15/2008 A         70,325
-----------------------------------------------------------------------------------------------------------------------------------
    2,285,000  Oneida County, NY IDA (Faxton Hospital)                           6.625   01/01/2015 1   01/01/2010 A      2,423,471
-----------------------------------------------------------------------------------------------------------------------------------
      600,000  Oneida County, NY IDA (Presbyterian
               Home)                                                             6.100   06/01/2020     06/01/2010 A        630,138
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  Oneida County, NY IDA (Presbyterian
               Home)                                                             6.250   06/01/2015     06/01/2010 A      1,060,790
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  Onondaga County, NY GO                                            5.000   02/15/2011     02/15/2008 A         15,034
-----------------------------------------------------------------------------------------------------------------------------------
      215,000  Onondaga County, NY IDA (Coltec
               Industries)                                                       7.250   06/01/2008 1   06/01/2008          215,570
-----------------------------------------------------------------------------------------------------------------------------------
      365,000  Onondaga County, NY IDA (Coltec
               Industries)                                                       9.875   10/01/2010     04/01/2008 A        369,344
-----------------------------------------------------------------------------------------------------------------------------------
      920,000  Onondaga County, NY IDA (Le Moyne
               College)                                                          5.500   03/01/2014     03/01/2009 A        940,599
-----------------------------------------------------------------------------------------------------------------------------------
   17,245,000  Onondaga County, NY Res Rec                                       5.000   05/01/2010     10/24/2009 B     17,032,887
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  Ontario County, NY GO                                             5.550   08/15/2009     02/15/2008 A         25,073
-----------------------------------------------------------------------------------------------------------------------------------
      230,000  Orange County, NY IDA (Glen Arden)                                5.400   01/01/2008     01/01/2008          230,000
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  Orange County, NY IDA (Orange Mental
               Retardation Properties)                                           6.000   05/01/2008     05/01/2008           40,346
-----------------------------------------------------------------------------------------------------------------------------------
       60,000  Orange County, NY IDA (Orange Mental
               Retardation Properties)                                           6.125   05/01/2016 1   05/01/2008 A         60,430


                    52 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   5,065,000  Orange County, NY IDA (St. Luke's Cornwall
               Hospital Obligated Group)                                         6.000%  12/01/2016 1   12/01/2011 A  $   5,473,948
-----------------------------------------------------------------------------------------------------------------------------------
    1,920,000  Orange County, NY IDA (St. Luke's Cornwall
               Hospital Obligated Group)                                         6.000   12/01/2016 1   12/01/2011 A      2,075,021
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  Oswego County, NY IDA (Seneca Hill Manor)                         5.550   08/01/2022     02/01/2008 A         51,078
-----------------------------------------------------------------------------------------------------------------------------------
      250,000  Oswego County, NY IDA (Seneca Hill Manor)                         5.650   08/01/2037     02/01/2008 A        255,368
-----------------------------------------------------------------------------------------------------------------------------------
      575,000  Otsego County, NY IDA (Mary Imogene
               Bassett Hospital)                                                 5.350   11/01/2020     11/01/2008 A        590,105
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  Oyster Bay, NY GO                                                 5.000   12/01/2018     06/01/2008 A         35,245
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  Philadelphia, NY GO                                               7.500   12/15/2009     12/15/2009           53,816
-----------------------------------------------------------------------------------------------------------------------------------
   22,055,000  Port Authority NY/NJ (Delta Air Lines) 3                          6.950   06/01/2008     06/01/2008       22,099,110
-----------------------------------------------------------------------------------------------------------------------------------
   18,355,000  Port Authority NY/NJ (JFK International
               Air Terminal) 7                                                   6.250   12/01/2014     06/01/2012 A     20,901,246
-----------------------------------------------------------------------------------------------------------------------------------
   62,985,000  Port Authority NY/NJ (JFK International
               Air Terminal)                                                     5.750   12/01/2022 1   06/01/2008 A     64,326,581
-----------------------------------------------------------------------------------------------------------------------------------
   41,850,000  Port Authority NY/NJ (JFK International
               Air Terminal)                                                     5.750   12/01/2025     06/01/2008 A     41,907,335
-----------------------------------------------------------------------------------------------------------------------------------
   32,140,000  Port Authority NY/NJ (JFK International
               Air Terminal)                                                     5.900   12/01/2017 1   06/01/2008 A     32,831,653
-----------------------------------------------------------------------------------------------------------------------------------
   24,410,000  Port Authority NY/NJ (KIAC)                                       6.750   10/01/2011     10/01/2008 A     24,473,710
-----------------------------------------------------------------------------------------------------------------------------------
   27,805,000  Port Authority NY/NJ (KIAC)                                       6.750   10/01/2019 1   10/01/2008 A     27,873,400
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  Port Authority NY/NJ, 103rd Series                                5.250   12/15/2012     06/16/2008 A         20,035
-----------------------------------------------------------------------------------------------------------------------------------
   15,260,000  Port Authority NY/NJ, 109th Series                                5.375   07/15/2022     01/16/2008 A     15,351,865
-----------------------------------------------------------------------------------------------------------------------------------
      585,000  Port Authority NY/NJ, 109th Series                                5.375   07/15/2027     01/16/2008 A        588,522
-----------------------------------------------------------------------------------------------------------------------------------
      175,000  Port Authority NY/NJ, 109th Series                                5.375   01/15/2032     01/16/2008 A        176,054
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  Port Authority NY/NJ, 109th Series                                5.500   07/15/2017     01/16/2008 A         50,304
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Port Authority NY/NJ, 116th Series                                5.000   10/01/2012     10/02/2008 A         10,015
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  Port Authority NY/NJ, 116th Series                                5.000   10/01/2013     04/02/2008 A        100,154
-----------------------------------------------------------------------------------------------------------------------------------
      140,000  Port Authority NY/NJ, 116th Series                                5.250   10/01/2014     04/02/2008 A        140,245
-----------------------------------------------------------------------------------------------------------------------------------
       55,000  Port Authority NY/NJ, 116th Series                                5.250   10/01/2015     04/02/2008 A         55,096
-----------------------------------------------------------------------------------------------------------------------------------
      390,000  Port Authority NY/NJ, 122nd Series                                5.000   07/15/2018     07/15/2010 A        395,628
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  Port Authority NY/NJ, 122nd Series                                5.000   07/15/2020     07/15/2010 A         30,381
-----------------------------------------------------------------------------------------------------------------------------------
       55,000  Port Authority NY/NJ, 122nd Series                                5.000   07/15/2031     07/15/2010 A         55,103
-----------------------------------------------------------------------------------------------------------------------------------
      165,000  Port Authority NY/NJ, 122nd Series                                5.000   07/15/2031     07/15/2010 A        165,309
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  Port Authority NY/NJ, 122nd Series                                5.500   07/15/2011     07/15/2008 A      2,042,180
-----------------------------------------------------------------------------------------------------------------------------------
      170,000  Port Authority NY/NJ, 122nd Series                                5.500   07/15/2015     07/15/2008 A        173,585
-----------------------------------------------------------------------------------------------------------------------------------
       65,000  Port Authority NY/NJ, 123rd Series                                5.000   07/15/2028     07/15/2008 A         65,700
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  Port Authority NY/NJ, 124th Series                                4.800   08/01/2018     08/02/2008 A         30,358
-----------------------------------------------------------------------------------------------------------------------------------
      950,000  Port Authority NY/NJ, 124th Series                                5.000   08/01/2019     08/01/2008 A        964,155
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  Port Authority NY/NJ, 124th Series                                5.000   08/01/2021     08/01/2008 A         20,298
-----------------------------------------------------------------------------------------------------------------------------------
      265,000  Port Authority NY/NJ, 124th Series                                5.000   08/01/2022     08/01/2008 A        267,671
-----------------------------------------------------------------------------------------------------------------------------------
      325,000  Port Authority NY/NJ, 124th Series                                5.000   08/01/2024     08/01/2008 A        327,766


                    53 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     100,000  Port Authority NY/NJ, 124th Series                                5.000%  08/01/2025     08/01/2008 A  $     100,645
------------------------------------------------------------------------------------------------------------------------------------
      320,000  Port Authority NY/NJ, 124th Series                                5.000   08/01/2031     08/01/2010 A        320,602
-----------------------------------------------------------------------------------------------------------------------------------
       60,000  Port Authority NY/NJ, 124th Series                                5.000   08/01/2031     08/01/2008 A         60,113
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  Port Authority NY/NJ, 126th Series                                5.000   11/15/2024     05/15/2012 A         15,220
-----------------------------------------------------------------------------------------------------------------------------------
      230,000  Port Authority NY/NJ, 127th Series                                5.000   12/15/2022     06/15/2012 A        235,341
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  Port Authority NY/NJ, 127th Series                                5.000   12/15/2024     06/15/2012 A         30,529
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000  Port Authority NY/NJ, 131st Series 2                              5.000   12/15/2020     06/15/2013 A      1,552,080
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Port Authority NY/NJ, 131st Series                                5.000   12/15/2026     06/15/2014 A         10,149
-----------------------------------------------------------------------------------------------------------------------------------
   11,860,000  Port Authority NY/NJ, 139th Series 7                              4.625   10/01/2019     04/01/2017 A     12,104,553
-----------------------------------------------------------------------------------------------------------------------------------
   13,745,000  Port Authority NY/NJ, 141st Series                                5.000   09/01/2021     09/01/2015 A     14,122,850
-----------------------------------------------------------------------------------------------------------------------------------
   14,110,000  Port Authority NY/NJ, 141st Series                                5.000   09/01/2022     09/01/2015 A     14,442,855
-----------------------------------------------------------------------------------------------------------------------------------
   16,455,000  Port Authority NY/NJ, 141st Series                                5.000   09/01/2025     09/01/2015 A     16,684,054
-----------------------------------------------------------------------------------------------------------------------------------
   18,040,000  Port Authority NY/NJ, 141st Series                                5.000   09/01/2027     09/01/2015 A     18,210,298
-----------------------------------------------------------------------------------------------------------------------------------
    9,000,000  Port Authority NY/NJ, 143rd Series                                5.000   10/01/2021     04/01/2016 A      9,294,120
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  Port Authority NY/NJ, 147th Series 2                              5.000   10/15/2026     04/15/2017 A      2,028,060
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  Port Authority NY/NJ, 190th Series                                5.500   07/15/2016     01/15/2008 A        100,607
-----------------------------------------------------------------------------------------------------------------------------------
   38,660,000  Port Authority NY/NJ, 37th Series                                 5.250   07/15/2034     07/15/2014 A     39,402,272
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  Port Chester, NY IDA (Nadel Industries)                           7.000   02/01/2016     02/01/2008 E         25,081
-----------------------------------------------------------------------------------------------------------------------------------
    1,430,000  Poughkeepsie, NY IDA (Eastman & Bixby
               Redevel. Corp.)                                                   5.900   08/01/2020     08/01/2010 A      1,485,041
-----------------------------------------------------------------------------------------------------------------------------------
      170,000  Putnam County, NY IDA (Brewster Plastics)                         7.375   12/01/2008     12/01/2008          169,721
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000  Rensselaer County, NY IDA (Franciscan
               Heights)                                                          5.375   12/01/2025     12/01/2014 A      1,251,984
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  Rensselaer County, NY IDA (Rensselaer
               Polytechnical Institute)                                          5.125   08/01/2029     08/01/2009 A         40,278
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  Rensselaer County, NY IDA (Rensselaer
               Polytechnical Institute)                                          5.500   08/01/2022     08/01/2009 A         51,205
-----------------------------------------------------------------------------------------------------------------------------------
    2,825,000  Rensselaer County, NY Tobacco Asset
               Securitization Corp. 2                                            5.200   06/01/2025     03/04/2011 B      2,744,827
-----------------------------------------------------------------------------------------------------------------------------------
    1,490,000  Rensselaer County, NY Tobacco Asset
               Securitization Corp.                                              5.750   06/01/2043     06/01/2012 A      1,508,133
-----------------------------------------------------------------------------------------------------------------------------------
       95,000  Rensselaer, NY Hsg. Authority (Renwyck)                           7.650   01/01/2011     07/01/2008 A         96,663
-----------------------------------------------------------------------------------------------------------------------------------
       55,000  Rensselaer, NY Municipal Leasing Corp.
               (Rensselaer County Nursing Home)                                  6.900   06/01/2024     06/01/2008 A         55,419
-----------------------------------------------------------------------------------------------------------------------------------
    1,195,000  Riverhead, NY HDC (Riverpointe
               Apartments) 2                                                     5.850   08/01/2010     09/10/2009 D      1,198,776
-----------------------------------------------------------------------------------------------------------------------------------
      165,000  Rochester, NY Hsg. Authority (Stonewood
               Village)                                                          5.900   09/01/2009     03/31/2009 B        164,558
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  Rockland County, NY Solid Waste
               Management Authority                                              5.625   12/15/2014     06/15/2008 A         35,412
-----------------------------------------------------------------------------------------------------------------------------------
       55,000  Rockland County, NY Solid Waste
               Management Authority                                              5.750   12/15/2018     12/15/2009 A         56,990


                    54 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  10,045,000  Rockland County, NY Tobacco Asset
               Securitization Corp.                                              5.500%  08/15/2025     08/15/2012 A  $  10,057,255
-----------------------------------------------------------------------------------------------------------------------------------
      160,000  Rockland, NY Gardens Hsg. Corp.                                  10.500   05/01/2011     05/01/2008 A        160,566
-----------------------------------------------------------------------------------------------------------------------------------
       80,000  Rome, NY HDC, Series A                                            6.250   01/01/2024     07/01/2008 A         82,179
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  Roslyn, NY Union Free School District                             5.300   01/15/2012     01/15/2008 A         50,088
-----------------------------------------------------------------------------------------------------------------------------------
      200,000  Roslyn, NY Union Free School District                             5.375   01/15/2014     01/15/2008 A        200,370
-----------------------------------------------------------------------------------------------------------------------------------
      225,000  Roxbury, NY Central School District GO                            6.400   06/15/2010     06/15/2008 A        227,759
-----------------------------------------------------------------------------------------------------------------------------------
      235,000  Roxbury, NY Central School District GO                            6.400   06/15/2011     06/15/2008 A        237,834
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  Saratoga County, NY IDA (Saratoga
               Hospital/Saratoga Care/Benedict
               Community Health Center)                                          5.000   12/01/2014     12/01/2014          511,625
-----------------------------------------------------------------------------------------------------------------------------------
    3,725,000  Saratoga County, NY IDA (Saratoga
               Hospital/Saratoga Care/Benedict
               Community Health Center)                                          5.750   12/01/2023     06/01/2008 A      3,727,384
-----------------------------------------------------------------------------------------------------------------------------------
    6,540,000  Saratoga County, NY IDA (Saratoga
               Hospital/Saratoga Care/Benedict
               Community Health Center)                                          5.750   12/01/2033     06/01/2008 A      6,542,747
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  Scotia, NY GO                                                     6.100   01/15/2012     01/15/2008 A         25,360
-----------------------------------------------------------------------------------------------------------------------------------
      870,000  SONYMA, Series 101                                                5.000   10/01/2018     10/01/2011 A        882,250
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  SONYMA, Series 101                                                5.250   04/01/2022     10/01/2011 A         25,299
-----------------------------------------------------------------------------------------------------------------------------------
    2,030,000  SONYMA, Series 101                                                5.350   10/01/2026     10/01/2011 A      2,057,872
-----------------------------------------------------------------------------------------------------------------------------------
    1,530,000  SONYMA, Series 145                                                4.950   10/01/2023     12/03/2020 B      1,528,562
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  SONYMA, Series 27                                                 5.250   04/01/2013     04/01/2010 A         35,834
-----------------------------------------------------------------------------------------------------------------------------------
   11,465,000  SONYMA, Series 29                                                 5.400   10/01/2022 1   10/01/2010 A     11,633,421
-----------------------------------------------------------------------------------------------------------------------------------
    9,625,000  SONYMA, Series 29                                                 5.450   10/01/2031     10/01/2010 A     10,209,334
-----------------------------------------------------------------------------------------------------------------------------------
      400,000  SONYMA, Series 31                                                 5.200   10/01/2021     04/01/2011 A        404,672
-----------------------------------------------------------------------------------------------------------------------------------
      485,000  SONYMA, Series 31                                                 5.300   10/01/2031     04/01/2011 A        486,179
-----------------------------------------------------------------------------------------------------------------------------------
      140,000  SONYMA, Series 63                                                 5.600   10/01/2010     04/01/2009 A        142,881
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  SONYMA, Series 63                                                 5.700   04/01/2011     04/01/2008 A        101,807
-----------------------------------------------------------------------------------------------------------------------------------
       85,000  SONYMA, Series 63                                                 5.700   10/01/2011     04/01/2008 A         86,723
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  SONYMA, Series 65                                                 5.300   10/01/2009     07/01/2008 A         76,592
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  SONYMA, Series 65                                                 5.550   10/01/2012     07/01/2008 A         15,315
-----------------------------------------------------------------------------------------------------------------------------------
      280,000  SONYMA, Series 66                                                 5.600   10/01/2017     07/01/2008 A        280,330
-----------------------------------------------------------------------------------------------------------------------------------
       85,000  SONYMA, Series 67                                                 5.600   10/01/2014     03/01/2008 A         86,353
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  SONYMA, Series 67                                                 5.600   10/01/2014 1   09/01/2009 A        101,595
-----------------------------------------------------------------------------------------------------------------------------------
    1,065,000  SONYMA, Series 67                                                 5.700   10/01/2017 1   03/01/2008 A      1,081,731
-----------------------------------------------------------------------------------------------------------------------------------
      250,000  SONYMA, Series 67                                                 5.800   10/01/2028 1   09/01/2009 A        252,745
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  SONYMA, Series 67                                                 5.800   10/01/2028     09/01/2009 A         20,220
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  SONYMA, Series 69                                                 5.400   10/01/2019     03/01/2008 A         50,554
-----------------------------------------------------------------------------------------------------------------------------------
      120,000  SONYMA, Series 70                                                 5.375   10/01/2017     03/01/2008 A        121,445
-----------------------------------------------------------------------------------------------------------------------------------
    2,365,000  SONYMA, Series 70                                                 5.375   10/01/2017 1   03/01/2008 A      2,453,073
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  SONYMA, Series 71                                                 4.900   04/01/2009     04/01/2009           10,162


                    55 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     270,000  SONYMA, Series 71                                                 5.350%  10/01/2018     07/01/2008 A  $     273,591
-----------------------------------------------------------------------------------------------------------------------------------
    4,695,000  SONYMA, Series 71                                                 5.400   04/01/2029     07/01/2008 A      4,760,073
-----------------------------------------------------------------------------------------------------------------------------------
      210,000  SONYMA, Series 73                                                 5.300   10/01/2028     09/01/2010 A        210,993
-----------------------------------------------------------------------------------------------------------------------------------
      270,000  SONYMA, Series 73-A                                               5.250   10/01/2017     09/01/2008 A        273,807
-----------------------------------------------------------------------------------------------------------------------------------
       70,000  SONYMA, Series 73-B                                               5.450   10/01/2024 1   09/30/2011 A         70,657
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  SONYMA, Series 77                                                 5.600   04/01/2010     11/23/2009 A         15,391
-----------------------------------------------------------------------------------------------------------------------------------
      395,000  SONYMA, Series 77                                                 5.700   04/01/2011     11/23/2009 A        407,889
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  SONYMA, Series 79                                                 5.250   10/01/2021     03/01/2009 A         10,108
-----------------------------------------------------------------------------------------------------------------------------------
       55,000  SONYMA, Series 79                                                 5.250   10/01/2021     03/01/2009 A         55,595
-----------------------------------------------------------------------------------------------------------------------------------
      295,000  SONYMA, Series 79                                                 5.300   04/01/2029     03/01/2009 A        300,021
-----------------------------------------------------------------------------------------------------------------------------------
    2,140,000  SONYMA, Series 80                                                 5.100   10/01/2017 1   03/01/2009 A      2,186,138
-----------------------------------------------------------------------------------------------------------------------------------
    5,350,000  SONYMA, Series 82                                                 5.550   10/01/2019 1   10/01/2009 A      5,426,131
-----------------------------------------------------------------------------------------------------------------------------------
   25,000,000  SONYMA, Series 83                                                 5.450   04/01/2018 1   10/01/2009 A     25,559,750
-----------------------------------------------------------------------------------------------------------------------------------
       45,000  SONYMA, Series 83                                                 5.550   10/01/2027     10/01/2009 A         45,630
-----------------------------------------------------------------------------------------------------------------------------------
      215,000  SONYMA, Series 85                                                 5.400   04/01/2012     09/01/2009 A        221,160
-----------------------------------------------------------------------------------------------------------------------------------
      185,000  SONYMA, Series 88                                                 5.500   04/01/2025     11/01/2009 A        185,181
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  SONYMA, Series 91                                                 5.300   10/01/2009     07/01/2008 A        102,122
-----------------------------------------------------------------------------------------------------------------------------------
    2,390,000  SONYMA, Series 92                                                 5.750   04/01/2020     10/01/2009 A      2,460,744
-----------------------------------------------------------------------------------------------------------------------------------
    2,015,000  SONYMA, Series 95                                                 5.500   10/01/2017 1   04/01/2010 A      2,077,969
-----------------------------------------------------------------------------------------------------------------------------------
    6,150,000  SONYMA, Series 97 2                                               5.400   10/01/2021 1   04/01/2011 A      6,245,448
-----------------------------------------------------------------------------------------------------------------------------------
      660,000  SONYMA, Series 98                                                 5.050   10/01/2017     04/01/2011 A        680,275
-----------------------------------------------------------------------------------------------------------------------------------
      385,000  Spring Valley, NY (Quality Redevel.)                              5.000   06/15/2021     06/15/2017 A        398,186
-----------------------------------------------------------------------------------------------------------------------------------
      405,000  Spring Valley, NY (Quality Redevel.)                              5.000   06/15/2022     06/15/2017 A        416,988
-----------------------------------------------------------------------------------------------------------------------------------
      300,000  Spring Valley, NY GO                                              5.000   05/01/2020     05/15/2015 A        312,495
-----------------------------------------------------------------------------------------------------------------------------------
      310,000  Spring Valley, NY GO                                              5.000   05/01/2021     05/15/2015 A        319,182
-----------------------------------------------------------------------------------------------------------------------------------
      325,000  Spring Valley, NY GO                                              5.000   05/01/2022     05/15/2015 A        333,401
-----------------------------------------------------------------------------------------------------------------------------------
      335,000  Spring Valley, NY GO                                              5.000   05/01/2023     05/15/2015 A        342,611
-----------------------------------------------------------------------------------------------------------------------------------
      350,000  Spring Valley, NY GO                                              5.000   05/01/2024     05/15/2015 A        356,864
-----------------------------------------------------------------------------------------------------------------------------------
      365,000  Spring Valley, NY GO                                              5.000   05/01/2025     05/15/2015 A        371,023
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  Springville, NY HDC (Springbrook)                                 5.950   01/01/2010     03/03/2009 D         40,273
-----------------------------------------------------------------------------------------------------------------------------------
    3,640,000  St. Lawrence County, NY IDA (Curran
               Renewable Energy)                                                 6.200   12/01/2017     06/01/2014 B      3,642,584
-----------------------------------------------------------------------------------------------------------------------------------
      730,000  Suffolk County, NY IDA (ALIA-CCDRCA)                              7.000   06/01/2016     06/01/2011 A        757,017
-----------------------------------------------------------------------------------------------------------------------------------
      505,000  Suffolk County, NY IDA (ALIA-Civic Facility)                      5.950   11/01/2022     11/01/2022          498,359
-----------------------------------------------------------------------------------------------------------------------------------
      180,000  Suffolk County, NY IDA (ALIA-Civic Facility)                      6.000   11/01/2017     11/01/2017          178,106
-----------------------------------------------------------------------------------------------------------------------------------
      740,000  Suffolk County, NY IDA (ALIA-Civic Facility)                      6.000   11/01/2017     11/01/2017          732,215
-----------------------------------------------------------------------------------------------------------------------------------
      885,000  Suffolk County, NY IDA (ALIA-FREE)                                7.000   06/01/2016     06/01/2011 A        917,754
-----------------------------------------------------------------------------------------------------------------------------------
      295,000  Suffolk County, NY IDA (ALIA-IGHL)                                5.950   11/01/2022     11/01/2022          291,121
-----------------------------------------------------------------------------------------------------------------------------------
      685,000  Suffolk County, NY IDA (ALIA-IGHL)                                6.500   12/01/2013     06/07/2011 B        692,754
-----------------------------------------------------------------------------------------------------------------------------------
      800,000  Suffolk County, NY IDA (ALIA-LIHIA)                               5.950   11/01/2022     11/01/2022          789,480
-----------------------------------------------------------------------------------------------------------------------------------
      315,000  Suffolk County, NY IDA (ALIA-NYS ARC)                             5.950   11/01/2022     11/01/2022          310,858


                    56 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     305,000  Suffolk County, NY IDA (ALIA-WORCA)                               5.950%  11/01/2022     11/01/2022    $     300,989
-----------------------------------------------------------------------------------------------------------------------------------
      415,000  Suffolk County, NY IDA (ALIA-WORCA)                               7.000   06/01/2016     06/01/2011 A        430,359
-----------------------------------------------------------------------------------------------------------------------------------
      325,000  Suffolk County, NY IDA (Catholic Charities)                       6.000   10/01/2020     12/27/2014 B        313,583
-----------------------------------------------------------------------------------------------------------------------------------
      320,000  Suffolk County, NY IDA (DDI)                                      6.000   10/01/2020     12/27/2014 B        308,758
-----------------------------------------------------------------------------------------------------------------------------------
      320,000  Suffolk County, NY IDA (DDI)                                      6.000   10/01/2020     12/27/2014 B        308,758
-----------------------------------------------------------------------------------------------------------------------------------
    1,065,000  Suffolk County, NY IDA (Dowling College)                          5.000   06/01/2018     06/01/2018        1,015,435
-----------------------------------------------------------------------------------------------------------------------------------
      165,000  Suffolk County, NY IDA (Family Residences)                        6.000   10/01/2015     08/12/2012 B        160,880
-----------------------------------------------------------------------------------------------------------------------------------
      455,000  Suffolk County, NY IDA (Family Residences),
               Series A                                                          6.375   12/01/2018     12/20/2013 B        469,455
-----------------------------------------------------------------------------------------------------------------------------------
    3,070,000  Suffolk County, NY IDA (Family Residences),
               Series A                                                          6.375   12/01/2018     10/03/2014 B      3,167,534
-----------------------------------------------------------------------------------------------------------------------------------
      305,000  Suffolk County, NY IDA (Huntington First
               Aid Squad)                                                        6.025   11/01/2008     11/01/2008          306,562
-----------------------------------------------------------------------------------------------------------------------------------
      755,000  Suffolk County, NY IDA (Independent
               Group Home Living)                                                6.000   10/01/2020     06/27/2015 B        728,477
-----------------------------------------------------------------------------------------------------------------------------------
      575,000  Suffolk County, NY IDA (L.I. Network
               Community Services)                                               7.000   02/01/2014     08/01/2010 B        575,121
-----------------------------------------------------------------------------------------------------------------------------------
      290,000  Suffolk County, NY IDA (Mattituck-Laurel
               Library)                                                          6.000   09/01/2019 1   09/01/2010 A        311,663
-----------------------------------------------------------------------------------------------------------------------------------
      400,000  Suffolk County, NY IDA (Nassau-Suffolk
               Services for Autism)                                              6.250   11/01/2016     03/22/2013 B        388,060
-----------------------------------------------------------------------------------------------------------------------------------
      145,000  Suffolk County, NY IDA (Nassau-Suffolk
               Services for Autism)                                              6.250   11/01/2016     04/13/2013 B        140,672
-----------------------------------------------------------------------------------------------------------------------------------
      880,000  Suffolk County, NY IDA (Nissequogue
               Cogeneration Partners)                                            4.875   01/01/2008     01/01/2008          880,000
-----------------------------------------------------------------------------------------------------------------------------------
      900,000  Suffolk County, NY IDA (Pederson-Krager
               Center)                                                           6.375   11/01/2015     08/07/2012 B        871,461
-----------------------------------------------------------------------------------------------------------------------------------
      780,000  Suffolk County, NY IDA (Pederson-Krager
               Center)                                                           6.400   02/01/2015     10/23/2011 B        758,183
-----------------------------------------------------------------------------------------------------------------------------------
      245,000  Suffolk County, NY IDA (Suffolk Hotels)                           6.000   10/01/2020     12/27/2014 B        236,393
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  Suffolk County, NY IDA (WORCA)                                    6.000   10/01/2020     06/27/2015 B        482,435
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  Suffolk County, NY Water Authority                                5.750   06/01/2010     06/01/2008 E        105,369
-----------------------------------------------------------------------------------------------------------------------------------
    2,515,000  Sullivan County, NY IDA (Center for
               Discovery)                                                        5.625   06/01/2013     12/21/2010 B      2,447,472
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  Sullivan County, NY IDA (Center for
               Discovery) 2                                                      5.875   07/01/2022     11/11/2016 B      4,730,500
-----------------------------------------------------------------------------------------------------------------------------------
    6,435,000  Sullivan County, NY IDA (Center for
               Discovery)                                                        6.375   02/01/2020     12/09/2014 B      6,349,221
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  Syracuse, NY Hsg. Authority                                       5.400   09/01/2021     09/01/2015 A         31,910
-----------------------------------------------------------------------------------------------------------------------------------
      240,000  Syracuse, NY IDA (Crouse Irving Companies)                        5.250   01/01/2017     01/01/2010 A        244,531
-----------------------------------------------------------------------------------------------------------------------------------
      465,000  Syracuse, NY IDA (Crouse Irving Health
               Hospital)                                                         5.125   01/01/2009     01/01/2009          459,281


                    57 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
   PRINCIPAL                                                                                              MATURITY
      AMOUNT                                                                    COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     670,000  Syracuse, NY IDA (One Center Armory
               Garage)                                                           6.750%  12/01/2017     06/01/2008 A  $     678,449
-----------------------------------------------------------------------------------------------------------------------------------
      900,000  Tompkins County, NY IDA (Kendall at Ithaca)                       5.750   07/01/2018     07/01/2008 A        904,725
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  Tompkins County, NY IDA (Kendall at Ithaca) 2                     6.000   07/01/2024     07/01/2008 A      2,010,300
-----------------------------------------------------------------------------------------------------------------------------------
      130,000  Tompkins, NY Health Care Corp.
               (Reconstruction Home)                                             5.875   02/01/2033     02/01/2008 A        130,225
-----------------------------------------------------------------------------------------------------------------------------------
      265,000  Tompkins, NY Health Care Corp.
               (Reconstruction Home)                                            10.800   02/01/2028 1   02/01/2008 A        287,377
-----------------------------------------------------------------------------------------------------------------------------------
   68,545,000  TSASC, Inc. (TFABs) 7                                             4.750   06/01/2022     10/09/2011 B     66,830,907
-----------------------------------------------------------------------------------------------------------------------------------
   50,000,000  TSASC, Inc. (TFABs) 7                                             5.000   06/01/2026     05/28/2016 B     48,367,750
-----------------------------------------------------------------------------------------------------------------------------------
      275,000  TSASC, Inc. (TFABs)                                               4.250   07/15/2010     07/15/2010          282,832
-----------------------------------------------------------------------------------------------------------------------------------
   41,000,000  TSASC, Inc. (TFABs)                                               5.000   06/01/2026     06/28/2016 B     39,661,350
-----------------------------------------------------------------------------------------------------------------------------------
   14,740,000  TSASC, Inc. (TFABs)                                               5.000   06/01/2034     04/20/2020 B     13,924,583
-----------------------------------------------------------------------------------------------------------------------------------
      430,000  TSASC, Inc. (TFABs)                                               5.250   07/15/2011     07/15/2011          460,831
-----------------------------------------------------------------------------------------------------------------------------------
      815,000  TSASC, Inc. (TFABs)                                               5.500   07/15/2013     07/15/2012 A        891,251
-----------------------------------------------------------------------------------------------------------------------------------
   23,140,000  TSASC, Inc. (TFABs)                                               5.500   07/15/2024     02/19/2012 D     24,923,400
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Ulster County, NY GO                                              5.400   11/15/2013     05/15/2008 A         10,085
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Ulster County, NY GO                                              5.400   11/15/2015     05/15/2008 A         10,085
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  Ulster County, NY IDA (Benedictine
               Hospital)                                                         6.250   06/01/2008     06/01/2008          101,053
-----------------------------------------------------------------------------------------------------------------------------------
      155,000  Ulster County, NY Res Rec                                         5.000   03/01/2016     03/01/2016          163,412
-----------------------------------------------------------------------------------------------------------------------------------
      160,000  Ulster County, NY Res Rec                                         5.000   03/01/2017     03/01/2016 A        167,669
-----------------------------------------------------------------------------------------------------------------------------------
      170,000  Ulster County, NY Res Rec                                         5.000   03/01/2018     03/01/2016 A        176,865
-----------------------------------------------------------------------------------------------------------------------------------
      830,000  Ulster County, NY Tobacco Asset
               Securitization Corp.                                              0.000 5 06/01/2040     09/14/2026 B        745,755
-----------------------------------------------------------------------------------------------------------------------------------
      360,000  Ulster County, NY Tobacco Asset
               Securitization Corp.                                              6.000   06/01/2040     06/01/2012 A        368,582
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  Ulster County, NY Tobacco Asset
               Securitization Corp.                                              6.250   06/01/2025     06/01/2012 A         26,103
-----------------------------------------------------------------------------------------------------------------------------------
   10,795,000  Ulster County, NY Tobacco Asset
               Securitization Corp.                                              6.750   06/01/2030 1   06/01/2011 A     11,362,817
-----------------------------------------------------------------------------------------------------------------------------------
      295,000  Utica, NY GO                                                      6.200   01/15/2014     01/15/2010 A        315,851
-----------------------------------------------------------------------------------------------------------------------------------
      320,000  Utica, NY GO                                                      6.250   01/15/2015     01/15/2010 A        342,931
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  Utica, NY IDA (Munson-Williams-Proctor
               Arts Institute)                                                   5.500   07/15/2029     07/15/2009 A         26,139
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  Utica, NY IDA (Utica College Civic Facility)                      5.300   08/01/2008     08/01/2008           40,042
-----------------------------------------------------------------------------------------------------------------------------------
    1,205,000  Utica, NY IDA (Utica College Civic Facility)                      6.375   12/01/2011     06/29/2010 B      1,225,521
-----------------------------------------------------------------------------------------------------------------------------------
      250,000  Utica, NY SCHC (Multifamily), Series A                            5.550   12/01/2017     06/01/2008 A        259,030
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  Victor, NY GO                                                     4.800   12/15/2017     06/15/2008 A         15,116
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  Westchester County, NY GO                                         5.375   12/15/2012     06/15/2008 A        100,896
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  Westchester County, NY GO                                         5.375   12/15/2013     06/15/2008 A         50,448
-----------------------------------------------------------------------------------------------------------------------------------
       45,000  Westchester County, NY Healthcare Corp.,
               Series B                                                          5.375   11/01/2020     11/10/2010 A         47,298


                    58 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                        EFFECTIVE
    PRINCIPAL                                                                                            MATURITY
       AMOUNT                                                                  COUPON     MATURITY   (UNAUDITED)*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     105,000  Westchester County, NY IDA (Beth
               Abraham Hospital)                                                7.250%  12/01/2009     03/02/2009 B  $      106,173
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  Westchester County, NY IDA (Children's
               Village)                                                         5.100   03/15/2009     03/15/2009            50,413
-----------------------------------------------------------------------------------------------------------------------------------
      240,000  Westchester County, NY IDA (Clearview
               School)                                                          6.600   01/01/2014     12/27/2010 B         242,657
-----------------------------------------------------------------------------------------------------------------------------------
    1,365,000  Westchester County, NY IDA (Guiding Eyes
               for the Blind) 2                                                 4.500   08/01/2012     08/31/2010 B       1,359,308
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  Westchester County, NY IDA (JDAM)                                6.500   04/01/2009 1   04/01/2008 A          30,014
-----------------------------------------------------------------------------------------------------------------------------------
    1,130,000  Westchester County, NY IDA (JDAM)                                6.750   04/01/2016 1   07/01/2008 A       1,134,045
-----------------------------------------------------------------------------------------------------------------------------------
    2,155,000  Westchester County, NY IDA
               (Rippowam-Cisqua School)                                         5.750   06/01/2029     02/07/2021 B       2,096,729
-----------------------------------------------------------------------------------------------------------------------------------
    2,225,000  Westchester County, NY IDA
               (Schnurmacher Center)                                            6.000   11/01/2011     04/03/2009 B       2,236,325
-----------------------------------------------------------------------------------------------------------------------------------
      130,000  Westchester County, NY IDA (Westchester
               Airport Assoc.) 2                                                5.850   08/01/2014     02/01/2008 A         130,257
-----------------------------------------------------------------------------------------------------------------------------------
      590,000  Westchester County, NY IDA (Westchester
               Airport Assoc.) 2                                                5.950   08/01/2024 1   02/01/2008 A         592,679
-----------------------------------------------------------------------------------------------------------------------------------
      250,000  Westchester County, NY IDA (Westchester
               Resco Company)                                                   5.500   07/01/2009     07/01/2008 A         251,745
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  Westchester County, NY IDA (Winward
               School)                                                          5.200   10/01/2021     10/01/2011 A          30,374
-----------------------------------------------------------------------------------------------------------------------------------
   18,000,000  Westchester County, NY Tobacco Asset
               Securitization Corp.                                             0.000 5 07/15/2039 1   07/15/2017 E      20,894,760
-----------------------------------------------------------------------------------------------------------------------------------
   12,700,000  Westchester County, NY Tobacco Asset
               Securitization Corp.                                             4.500   06/01/2021     08/03/2010 B      12,006,961
-----------------------------------------------------------------------------------------------------------------------------------
    8,600,000  Westchester County, NY Tobacco Asset
               Securitization Corp. 2                                           5.000   06/01/2026     07/07/2014 B       8,310,352
-----------------------------------------------------------------------------------------------------------------------------------
       95,000  White Plains, NY HDC (Battle Hill)                               6.650   02/01/2025     02/01/2008 A          96,531
-----------------------------------------------------------------------------------------------------------------------------------
      190,000  Yonkers, NY IDA (Michael Malotz Skilled
               Nursing Pavilion)                                                5.450   02/01/2029     02/01/2009 A         193,906
-----------------------------------------------------------------------------------------------------------------------------------
       90,000  Yonkers, NY IDA (Michael Malotz Skilled
               Nursing Pavilion)                                                5.650   02/01/2039     02/01/2009 A          92,023
-----------------------------------------------------------------------------------------------------------------------------------
    1,455,000  Yonkers, NY IDA (Monastery Manor
               Associates)                                                      5.000   04/01/2025     04/01/2015 A       1,476,985
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  Yonkers, NY IDA (Philipsburgh Hall
               Associates)                                                      6.750   11/01/2008     11/01/2008            29,606
-----------------------------------------------------------------------------------------------------------------------------------
    2,145,000  Yonkers, NY IDA (St. John's Riverside
               Hospital) 2                                                      6.800   07/01/2016     07/01/2011 A       2,187,299
-----------------------------------------------------------------------------------------------------------------------------------
      200,000  Yonkers, NY IDA (St. Joseph's Hospital),
               Series 98-B                                                      5.900   03/01/2008     03/01/2008           199,974
                                                                                                                     --------------
                                                                                                                      3,382,509,747


                    59 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--19.6%
$   5,000,000  Guam Airport Authority, Series C                                  5.375%  10/01/2019     10/01/2013 A  $   5,242,350
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000  Guam Airport Authority, Series C                                  5.375   10/01/2020     10/01/2013 A      6,271,920
-----------------------------------------------------------------------------------------------------------------------------------
      130,000  Guam EDA (TASC)                                                   5.000   05/15/2022     12/12/2008 D        137,142
-----------------------------------------------------------------------------------------------------------------------------------
      192,000  Guam EDA (TASC)                                                   5.300 5 05/15/2014     05/15/2014          211,751
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000  Guam Education Financing Foundation COP                           5.000   10/01/2023     10/01/2016 A      3,078,900
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Guam International Airport Authority                              5.000   10/01/2023     10/01/2013 A         10,154
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  Guam Power Authority, Series A                                    5.000   10/01/2024     10/01/2009 A         25,792
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  Guam Power Authority, Series A                                    5.250   10/01/2013     04/01/2008 A         40,069
-----------------------------------------------------------------------------------------------------------------------------------
      460,000  Guam Power Authority, Series A                                    5.250   10/01/2013     10/01/2008 A        460,106
-----------------------------------------------------------------------------------------------------------------------------------
      655,000  Guam Power Authority, Series A                                    5.250   10/01/2023     04/01/2008 A        658,517
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  Guam Power Authority, Series A                                    5.250   10/01/2034     10/01/2009 A         41,373
-----------------------------------------------------------------------------------------------------------------------------------
    1,900,000  Northern Mariana Islands Commonwealth,
               Series A                                                          6.750   10/01/2033     10/01/2013 A      2,220,150
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  Northern Mariana Islands Commonwealth,
               Series A                                                          6.750   10/01/2033     10/01/2013 A        105,752
-----------------------------------------------------------------------------------------------------------------------------------
      125,000  Northern Mariana Islands Ports Authority,
               Series A                                                          6.000   06/01/2014 1   06/01/2010 A        133,449
-----------------------------------------------------------------------------------------------------------------------------------
      220,000  Puerto Rico Aqueduct & Sewer Authority                            5.000   07/01/2015     07/01/2008 A        220,662
-----------------------------------------------------------------------------------------------------------------------------------
       60,000  Puerto Rico Aqueduct & Sewer Authority                            5.000   07/01/2015     07/01/2008 A         60,541
-----------------------------------------------------------------------------------------------------------------------------------
      100,000  Puerto Rico Aqueduct & Sewer Authority                            5.000   07/01/2019     07/01/2008 A        100,794
-----------------------------------------------------------------------------------------------------------------------------------
      120,000  Puerto Rico Aqueduct & Sewer Authority                            5.000   07/01/2019     07/01/2008 A        120,983
-----------------------------------------------------------------------------------------------------------------------------------
    1,370,000  Puerto Rico Aqueduct & Sewer Authority                            5.000   07/01/2019     07/01/2008 A      1,406,552
-----------------------------------------------------------------------------------------------------------------------------------
      375,000  Puerto Rico Children's Trust Fund (TASC)                          4.100   05/15/2013     05/15/2013          367,631
-----------------------------------------------------------------------------------------------------------------------------------
      200,000  Puerto Rico Children's Trust Fund (TASC)                          4.250   05/15/2014     05/15/2014          195,460
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000  Puerto Rico Children's Trust Fund (TASC)                          5.000   05/15/2008     05/15/2008        2,508,975
-----------------------------------------------------------------------------------------------------------------------------------
  208,220,000  Puerto Rico Children's Trust Fund (TASC)                          5.375   05/15/2033     05/22/2013 B    204,249,245
-----------------------------------------------------------------------------------------------------------------------------------
   68,875,000  Puerto Rico Children's Trust Fund (TASC)                          5.500   05/15/2039     08/02/2020 B     67,211,669
-----------------------------------------------------------------------------------------------------------------------------------
   30,755,000  Puerto Rico Children's Trust Fund (TASC)                          5.625   05/15/2043     09/24/2022 B     30,265,380
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  Puerto Rico Children's Trust Fund (TASC)                          5.750   07/01/2020     09/07/2009 D         15,617
-----------------------------------------------------------------------------------------------------------------------------------
    2,400,000  Puerto Rico Commonwealth GO 2                                     5.000   07/01/2018     07/01/2008 A      2,448,552
-----------------------------------------------------------------------------------------------------------------------------------
    6,250,000  Puerto Rico Commonwealth GO                                       5.000   07/01/2024     07/01/2014 A      6,258,563
-----------------------------------------------------------------------------------------------------------------------------------
    5,970,000  Puerto Rico Commonwealth GO 2                                     5.000   07/01/2025     07/01/2025        5,945,881
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  Puerto Rico Commonwealth GO                                       5.000   07/01/2026     06/21/2026 B         49,613
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  Puerto Rico Commonwealth GO                                       5.000   07/01/2028     08/05/2026 B         49,338
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000  Puerto Rico Commonwealth GO                                       5.250   01/01/2015     01/01/2015        7,310,100
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2017     07/01/2013 A      4,388,360
-----------------------------------------------------------------------------------------------------------------------------------
    4,940,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2019     07/01/2013 A      5,424,812
-----------------------------------------------------------------------------------------------------------------------------------
      900,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2019     07/01/2013 A        920,898
-----------------------------------------------------------------------------------------------------------------------------------
    2,430,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2021     07/01/2014 A      2,482,950
-----------------------------------------------------------------------------------------------------------------------------------
    2,315,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2022     07/01/2013 A      2,354,216
-----------------------------------------------------------------------------------------------------------------------------------
    3,400,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2022     07/01/2014 A      3,466,504


                    60 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$   7,350,000  Puerto Rico Commonwealth GO                                       5.250%  07/01/2022     07/01/2016 A  $   7,529,634
-----------------------------------------------------------------------------------------------------------------------------------
    7,395,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2023     07/01/2016 A      7,555,102
-----------------------------------------------------------------------------------------------------------------------------------
   11,000,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2023     07/01/2013 A     11,165,110
-----------------------------------------------------------------------------------------------------------------------------------
    4,575,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2023     07/01/2014 A      4,654,331
-----------------------------------------------------------------------------------------------------------------------------------
   15,850,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2024     07/01/2013 A     16,057,477
-----------------------------------------------------------------------------------------------------------------------------------
    4,435,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2024     07/01/2016 A      4,518,688
-----------------------------------------------------------------------------------------------------------------------------------
   21,785,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2025     07/01/2016 A     22,105,675
-----------------------------------------------------------------------------------------------------------------------------------
    4,750,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2027     07/01/2016 A      4,800,303
-----------------------------------------------------------------------------------------------------------------------------------
    1,925,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2027 1   07/01/2011 A      2,013,743
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2030     07/01/2017 A      5,042,800
-----------------------------------------------------------------------------------------------------------------------------------
    2,840,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2030     07/01/2016 A      2,862,266
-----------------------------------------------------------------------------------------------------------------------------------
   14,750,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2032     07/01/2017 A     14,821,243
-----------------------------------------------------------------------------------------------------------------------------------
   11,735,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2032     07/01/2016 A     11,786,869
-----------------------------------------------------------------------------------------------------------------------------------
    5,500,000  Puerto Rico Commonwealth GO                                       5.250   07/01/2037     07/01/2017 A      5,502,035
-----------------------------------------------------------------------------------------------------------------------------------
    6,060,000  Puerto Rico Commonwealth GO                                       5.375   07/01/2028     07/01/2011 A      6,127,327
-----------------------------------------------------------------------------------------------------------------------------------
      195,000  Puerto Rico Electric Power Authority                              5.000   07/01/2028     07/01/2008 A        199,906
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  Puerto Rico Electric Power Authority,
               Series DD                                                         5.000   07/01/2028     07/01/2010 A          5,125
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Puerto Rico Electric Power Authority,
               Series DD                                                         5.000   07/01/2028     07/01/2008 A         10,252
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  Puerto Rico Electric Power Authority,
               Series DD                                                         5.000   07/01/2028     07/01/2008 A          5,126
-----------------------------------------------------------------------------------------------------------------------------------
       10,000  Puerto Rico Electric Power Authority,
               Series EE                                                         5.250   07/01/2014     07/01/2008 A         10,250
-----------------------------------------------------------------------------------------------------------------------------------
    4,200,000  Puerto Rico Electric Power Authority,
               Series UU                                                         4.205 4 07/01/2031     07/04/2028 B      3,779,370
-----------------------------------------------------------------------------------------------------------------------------------
      250,000  Puerto Rico HFA (Single Family)                                   5.000   12/01/2020     12/01/2013 A        260,573
-----------------------------------------------------------------------------------------------------------------------------------
      115,000  Puerto Rico HFC                                                   5.100   12/01/2018     12/01/2010 A        115,693
-----------------------------------------------------------------------------------------------------------------------------------
    1,830,000  Puerto Rico HFC (Homeowner Mtg.)                                  5.200   12/01/2032     12/01/2008 A      1,856,041
-----------------------------------------------------------------------------------------------------------------------------------
      445,000  Puerto Rico HFC, Series B                                         5.300   12/01/2028     06/01/2011 A        449,472
-----------------------------------------------------------------------------------------------------------------------------------
       90,000  Puerto Rico Highway & Transportation
               Authority                                                         5.000   07/01/2022     07/01/2008 A         90,325
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  Puerto Rico Highway & Transportation
               Authority                                                         5.000   07/01/2028     02/20/2026 B         34,536
-----------------------------------------------------------------------------------------------------------------------------------
      230,000  Puerto Rico Highway & Transportation
               Authority                                                         5.750   07/01/2020     07/01/2013 A        242,553
-----------------------------------------------------------------------------------------------------------------------------------
        5,000  Puerto Rico Highway & Transportation
               Authority, Series A                                               5.000   07/01/2028     07/01/2008 A          5,077
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000  Puerto Rico Highway & Transportation
               Authority, Series E                                               5.750   07/01/2024     07/01/2012 A      7,488,040
-----------------------------------------------------------------------------------------------------------------------------------
      355,000  Puerto Rico Highway & Transportation
               Authority, Series K                                               5.000   07/01/2021     07/01/2015 A        359,093


                    61 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                   COUPON     MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$  11,000,000  Puerto Rico Highway & Transportation
               Authority, Series K                                               5.000%  07/01/2022     07/01/2015 A  $  11,106,150
-----------------------------------------------------------------------------------------------------------------------------------
   12,275,000  Puerto Rico Highway & Transportation
               Authority, Series K                                               5.000   07/01/2023     07/01/2015 A     12,362,766
-----------------------------------------------------------------------------------------------------------------------------------
   12,760,000  Puerto Rico Highway & Transportation
               Authority, Series K                                               5.000   07/01/2024     07/01/2015 A     12,819,462
-----------------------------------------------------------------------------------------------------------------------------------
    4,545,000  Puerto Rico Highway & Transportation
               Authority, Series K                                               5.000   07/01/2025     07/01/2015 A      4,549,227
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  Puerto Rico Highway & Transportation
               Authority, Series K                                               5.000   07/01/2026     07/01/2026        1,996,420
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  Puerto Rico Highway & Transportation
               Authority, Series K                                               5.000   07/01/2027     07/01/2027          994,460
-----------------------------------------------------------------------------------------------------------------------------------
   16,800,000  Puerto Rico Highway & Transportation
               Authority, Series N 7                                             4.035 4 07/01/2045     08/04/2043 B     14,782,263
-----------------------------------------------------------------------------------------------------------------------------------
    6,550,000  Puerto Rico IMEPCF (PepsiCo)                                      6.250   11/15/2013     05/15/2008 A      6,877,828
-----------------------------------------------------------------------------------------------------------------------------------
    7,175,000  Puerto Rico IMEPCF (PepsiCo)                                      6.250   11/15/2013     05/15/2008 A      7,410,555
-----------------------------------------------------------------------------------------------------------------------------------
      780,000  Puerto Rico Infrastructure                                        5.000   07/01/2019     07/01/2016 A        793,237
-----------------------------------------------------------------------------------------------------------------------------------
       35,000  Puerto Rico Infrastructure                                        5.500   10/01/2040     10/01/2010 E         36,933
-----------------------------------------------------------------------------------------------------------------------------------
       55,000  Puerto Rico ITEMECF (Ana G. Mendez
               University)                                                       5.375   02/01/2019     02/01/2011 A         55,479
-----------------------------------------------------------------------------------------------------------------------------------
   18,425,000  Puerto Rico ITEMECF (Cogeneration Facilities)                     6.625   06/01/2026 1   06/01/2010 A     19,246,202
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000  Puerto Rico ITEMECF (Dr. Pila Hospital)                           6.125   08/01/2025     02/01/2008 A      1,503,015
-----------------------------------------------------------------------------------------------------------------------------------
       80,000  Puerto Rico ITEMECF (Guaynabo Municipal
               Government Center)                                                5.625   07/01/2015     07/01/2008 A         80,418
-----------------------------------------------------------------------------------------------------------------------------------
       70,000  Puerto Rico ITEMECF (Hospital Auxilio
               Mutuo)                                                            5.500   07/01/2026     07/01/2008 A         71,149
-----------------------------------------------------------------------------------------------------------------------------------
      500,000  Puerto Rico ITEMECF (Hospital Auxilio
               Mutuo)                                                            6.250   07/01/2016     07/01/2008 A        501,240
-----------------------------------------------------------------------------------------------------------------------------------
       75,000  Puerto Rico ITEMECF (Hospital de la
               Concepcion)                                                       6.125   11/15/2025     11/15/2010 A         79,729
-----------------------------------------------------------------------------------------------------------------------------------
      750,000  Puerto Rico ITEMECF (Hospital de la
               Concepcion)                                                       6.375   11/15/2015     11/15/2010 A        813,473
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  Puerto Rico ITEMECF (Hospital de la
               Concepcion)                                                       6.500   11/15/2020     11/15/2010 A      2,148,460
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  Puerto Rico ITEMECF (InterAmerican
               University)                                                       5.000   10/01/2022     10/01/2008 A         25,486
-----------------------------------------------------------------------------------------------------------------------------------
    1,545,000  Puerto Rico ITEMECF (Mennonite General
               Hospital)                                                         6.500   07/01/2012     08/16/2010 B      1,526,414
-----------------------------------------------------------------------------------------------------------------------------------
      460,000  Puerto Rico ITEMECF (Ryder Memorial
               Hospital)                                                         6.400   05/01/2009     11/05/2008 B        459,572
-----------------------------------------------------------------------------------------------------------------------------------
    9,400,000  Puerto Rico Municipal Finance Agency,
               Series A                                                          5.250   08/01/2023     08/01/2015 A      9,584,992
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  Puerto Rico Municipal Finance Agency,
               Series A                                                          5.250   08/01/2024     08/01/2015 A      5,085,750


                    62 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                         EFFECTIVE
    PRINCIPAL                                                                                             MATURITY
       AMOUNT                                                                 COUPON       MATURITY   (UNAUDITED)*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$      25,000  Puerto Rico Municipal Finance Agency,
               Series A                                                        5.500%    07/01/2017     07/01/2008 A  $      25,423
-----------------------------------------------------------------------------------------------------------------------------------
      160,000  Puerto Rico Port Authority, Series D                            6.000     07/01/2021 1   07/01/2008 A        160,467
-----------------------------------------------------------------------------------------------------------------------------------
      430,000  Puerto Rico Port Authority, Series D                            7.000     07/01/2014 1   07/01/2008 A        431,845
-----------------------------------------------------------------------------------------------------------------------------------
   31,000,000  Puerto Rico Public Buildings Authority                          5.250     07/01/2029     07/01/2014 A     31,212,040
-----------------------------------------------------------------------------------------------------------------------------------
    2,750,000  Puerto Rico Public Buildings Authority                          5.250     07/01/2033     07/01/2014 A      2,752,255
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000  Puerto Rico Public Buildings Authority                          5.500     07/01/2022     07/01/2014 A     11,107,700
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  Puerto Rico Public Buildings Authority                          5.500     07/01/2023     07/01/2014 A      2,221,540
-----------------------------------------------------------------------------------------------------------------------------------
    9,000,000  Puerto Rico Public Buildings Authority                          5.500     07/01/2024     07/01/2014 A      9,996,930
-----------------------------------------------------------------------------------------------------------------------------------
   13,195,000  Puerto Rico Public Buildings Authority                          5.500     07/01/2026     07/01/2017 A     13,775,316
-----------------------------------------------------------------------------------------------------------------------------------
    2,065,000  Puerto Rico Public Buildings Authority,
               Series D                                                        5.125     07/01/2024     07/01/2012 A      2,077,349
-----------------------------------------------------------------------------------------------------------------------------------
      825,000  Puerto Rico Public Buildings Authority,
               Series G                                                        5.250     07/01/2019     07/01/2012 A        841,038
-----------------------------------------------------------------------------------------------------------------------------------
    9,910,000  Puerto Rico Public Finance Corp., Series A                      5.750     08/01/2027     02/01/2012 C     10,376,365
-----------------------------------------------------------------------------------------------------------------------------------
    2,750,000  University of Puerto Rico                                       5.000     06/01/2026     06/01/2026        2,728,633
-----------------------------------------------------------------------------------------------------------------------------------
      160,000  University of Puerto Rico                                       5.500     06/01/2012 1   06/01/2008 A        160,256
-----------------------------------------------------------------------------------------------------------------------------------
    7,125,000  University of Puerto Rico, Series P                             5.000     06/01/2021     06/01/2016 A      7,190,479
-----------------------------------------------------------------------------------------------------------------------------------
    8,500,000  University of Puerto Rico, Series P                             5.000     06/01/2022     06/01/2016 A      8,560,605
-----------------------------------------------------------------------------------------------------------------------------------
    8,410,000  University of Puerto Rico, Series Q                             5.000     06/01/2023     06/01/2016 A      8,446,920
-----------------------------------------------------------------------------------------------------------------------------------
      300,000  University of Puerto Rico, Series Q                             5.000     06/01/2030     12/22/2028 B        294,630
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  V.I. HFA, Series A                                              6.500     03/01/2025 1   03/01/2008 A         25,017
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  V.I. Port Authority, Series A 2                                 5.250     09/01/2018     09/01/2010 A      1,034,990
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  V.I. Public Finance Authority (Hovensa
               Refinery)                                                       4.700     07/01/2022     10/01/2018 B        892,310
-----------------------------------------------------------------------------------------------------------------------------------
    2,650,000  V.I. Public Finance Authority (Hovensa)                         5.875     07/01/2022     07/01/2014 A      2,702,974
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  V.I. Public Finance Authority, Series A                         5.250     10/01/2016     10/01/2014 A      1,044,350
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  V.I. Public Finance Authority, Series A                         5.250     10/01/2022     10/01/2014 A      2,033,920
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  V.I. Public Finance Authority, Series A                         5.250     10/01/2023     10/01/2014 A      2,027,040
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000  V.I. Public Finance Authority, Series A                         5.500     10/01/2015     10/01/2008 A     10,187,900
-----------------------------------------------------------------------------------------------------------------------------------
      180,000  V.I. Public Finance Authority, Series A                         5.500     10/01/2022     10/01/2008 A        183,289
-----------------------------------------------------------------------------------------------------------------------------------
      705,000  V.I. Public Finance Authority, Series A                         5.625     10/01/2010     10/14/2009 B        724,106
-----------------------------------------------------------------------------------------------------------------------------------
      285,000  V.I. Public Finance Authority, Series A                         5.625     10/01/2025     10/01/2010 A        285,188
-----------------------------------------------------------------------------------------------------------------------------------
   11,310,000  V.I. Public Finance Authority, Series A                         6.125     10/01/2029 1   10/01/2010 A     12,316,364
-----------------------------------------------------------------------------------------------------------------------------------
   10,820,000  V.I. Public Finance Authority, Series A                         6.375     10/01/2019 1   01/01/2010 A     11,686,466
-----------------------------------------------------------------------------------------------------------------------------------
    2,665,000  V.I. Public Finance Authority, Series E 2                       5.875     10/01/2018     10/01/2008 A      2,702,976
-----------------------------------------------------------------------------------------------------------------------------------
      900,000  V.I. Tobacco Settlement Financing
               Corp. (TASC)                                                    4.300 5   05/15/2008     05/15/2008          900,765
-----------------------------------------------------------------------------------------------------------------------------------
    1,015,000  V.I. Tobacco Settlement Financing
               Corp. (TASC)                                                    4.750 5   05/15/2012     12/28/2009 D      1,023,912
-----------------------------------------------------------------------------------------------------------------------------------
       80,000  V.I. Tobacco Settlement Financing
               Corp. (TASC)                                                    4.950 5   05/15/2014     05/11/2011 A         80,575


                    63 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        EFFECTIVE
    PRINCIPAL                                                                                            MATURITY
       AMOUNT                                                               COUPON       MATURITY    (UNAUDITED)*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$   1,480,000  V.I. Tobacco Settlement Financing Corp.
               (TASC) 2                                                      5.000%    05/15/2021      12/09/2010 B  $    1,404,446
-----------------------------------------------------------------------------------------------------------------------------------
    1,440,000  V.I. Tobacco Settlement Financing Corp.
               (TASC)                                                        5.000     05/15/2031      04/12/2015 B       1,315,282
-----------------------------------------------------------------------------------------------------------------------------------
    1,470,000  V.I. Water & Power Authority                                  5.375     07/01/2010      07/01/2008 A       1,489,542
                                                                                                                     --------------
                                                                                                                        789,246,639

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $4,152,674,105)--103.6%                                                             4,171,756,386
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(3.6)                                                                           (146,552,355)
                                                                                                                     --------------
NET ASSETS--100.0%                                                                                                   $4,025,204,031
                                                                                                                     ==============

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   A. Optional call date; corresponds to the most conservative yield calculation.

   B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   C. Date of mandatory put.

   D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

   E. Date of prefunded call, or maturity date if escrowed to maturity.

   F. Date of planned principal payment.

1. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

2. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $110,264,724, which represents 2.74% of the Fund's net assets. See
Note 5 of accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. When-issued security or delayed delivery to be delivered and settled after December 31, 2007. See Note 1 of accompanying Notes.

7. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

8. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

9. Zero coupon bond reflects effective yield on the date of purchase.


                    64 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS December 31, 2007
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ALIA      Alliance of Long Island Agencies
ARC       Assoc. of Retarded Citizens
BFCC      Brookdale Family Care Center
BID       Business Improvement District
BOCES     Board of Cooperative Educational Services
CAB       Capital Appreciation Bond
CCDRCA    Catholic Charities of the Diocese of Rockville Centre and Affiliates
CCFDP     Child Care Facilities Devel. Program
CFGA      Child and Family Guidance Assoc.
CHSLI     Catholic Health Services of Long Island
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CRR       Center for Rapid Recovery
CSMR      Community Services for the Mentally Retarded
Con Ed    Consolidated Edison Company
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
EDA       Economic Devel. Authority
EFC       Environmental Facilities Corp.
ERDA      Energy Research and Devel. Authority
FNHC      Ferncilff Nursing Home Company
FREE      Family Residences and Essential Enterprises
GO        General Obligation
GSHMC     Good Samaritan Hospital Medical Center
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency/Authority
HFC       Housing Finance Corp.
HJDOI     Hospital for Joint Diseases Orthopedic Institute
HKSB      Helen Keller Services for the Blind
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
KR        Kateri Residence
L.I.      Long Island
LGAC      Local Government Assistance Corp.
LGSC      Local Government Services Corp.
LIHIA     Long Island Head Injury Assoc.
LILCO     Long Island Lighting Corp.
MMC       Mercy Medical Center
MMWNHC    Mary Manning Walsh Nursing Home Company
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NSUH      North Shore University Hospital
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
RIBS      Residual Interest Bonds
RITES     Residual Interest Tax Exempt Security
Res Rec   Resource Recovery Facility
ROLs      Residual Option Longs
SCHC      Senior Citizen Housing Corp.
SCHRC     St. Charles Hospital and Rehabilitation Center
SCSB      Schuyler Community Services Board
SCSMC     St. Catherine of Sienna Medical Center
SFH       St. Francis Hospital
SONYMA    State of New York Mortgage Agency
SUNY      State University of New York
SV        Sienna Village
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UDC       Urban Devel. Corp.
USBFCC    Urban Strategies Brookdale Family Care Center
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    65 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $4,152,674,105)--see
accompanying statement of investments                           $ 4,171,756,386
--------------------------------------------------------------------------------
Cash                                                                  1,363,210
--------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                             53,133,914
Investments sold                                                     23,648,886
Shares of beneficial interest sold                                   12,713,562
Other                                                                    84,489
                                                                ----------------
Total assets                                                      4,262,700,447

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes
issued (See Note 1)                                                 178,865,000
Payable on borrowings (See Note 6)                                   33,700,000
Investments purchased (including $9,213,991 purchased
on a when-issued or delayed delivery basis)                          11,762,066
Shares of beneficial interest redeemed                                9,957,892
Distribution and service plan fees                                    2,234,049
Trustees' compensation                                                  609,458
Transfer and shareholder servicing agent fees                           169,522
Interest expense on borrowings                                           61,516
Shareholder communications                                               44,483
Dividends                                                                   605
Other                                                                    91,825
                                                                ----------------
Total liabilities                                                   237,496,416

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 4,025,204,031
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                 $ 3,999,804,950
--------------------------------------------------------------------------------
Accumulated net investment income                                    10,327,231
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                         (4,010,431)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           19,082,281
                                                                ----------------
NET ASSETS                                                      $ 4,025,204,031
                                                                ================


                    66 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share
(based on net assets of $2,745,029,068 and 826,412,397
shares of beneficial interest outstanding)                               $ 3.32
Maximum offering price per share (net asset value plus
sales charge of 3.50% of offering price)                                 $ 3.44
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $228,022,260 and
68,759,067 shares of beneficial interest outstanding)                    $ 3.32
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $1,052,152,703 and
317,981,163 shares of beneficial interest outstanding)                   $ 3.31

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    67 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                        $   208,956,825
--------------------------------------------------------------------------------
Other income                                                              1,573
                                                                ----------------
Total investment income                                             208,958,398

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      16,252,131
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               6,421,603
Class B                                                               2,726,695
Class C                                                              10,761,297
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 837,865
Class B                                                                 180,815
Class C                                                                 454,585
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  74,930
Class B                                                                   7,884
Class C                                                                  44,686
--------------------------------------------------------------------------------
Interest expense and fees on short-term floating
rate notes issued (See Note 1)                                        8,715,140
--------------------------------------------------------------------------------
Accounting service fees                                               1,224,295
--------------------------------------------------------------------------------
Interest expense on borrowings                                        1,026,764
--------------------------------------------------------------------------------
Trustees' compensation                                                  211,195
--------------------------------------------------------------------------------
Custodian fees and expenses                                             107,273
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                   357,080
                                                                ----------------
Total expenses                                                       49,405,738
Less reduction to custodian expenses                                    (55,467)
                                                                ----------------
Net expenses                                                         49,350,271

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               159,608,127

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investments                                        699,756
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments               (101,414,564)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    58,893,319
                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    68 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                    2007              2006
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment income                                           $   159,608,127   $   159,630,692
--------------------------------------------------------------------------------------------------
Net realized gain                                                       699,756         3,814,943
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                              (101,414,564)       43,852,868
                                                                ----------------------------------
Net increase in net assets resulting from operations                 58,893,319       207,298,503

--------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (111,845,105)     (107,345,837)
Class B                                                              (9,139,799)      (11,134,838)
Class C                                                             (36,158,775)      (36,565,214)
                                                                ----------------------------------
                                                                   (157,143,679)     (155,045,889)

--------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial
interest transactions:
Class A                                                              26,146,638       160,158,935
Class B                                                             (83,701,041)      (64,819,345)
Class C                                                             (27,123,556)      (48,015,573)
                                                                ----------------------------------
                                                                    (84,677,959)       47,324,017

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
Total increase (decrease)                                          (182,928,319)       99,576,631
--------------------------------------------------------------------------------------------------
Beginning of period                                               4,208,132,350     4,108,555,719
                                                                ----------------------------------
End of period (including accumulated net investment income of
$10,327,231 and $7,862,783, respectively)                       $ 4,025,204,031   $ 4,208,132,350
                                                                ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    69 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------
Net increase in net assets from operations                            $    58,893,319
--------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities                                        (618,180,691)
Proceeds from disposition of investment securities                        873,753,390
Short-term investment securities, net                                    (143,553,105)
Premium amortization                                                       17,701,218
Discount accretion                                                         (5,688,948)
Net realized gain on investments                                             (699,756)
Net change in unrealized appreciation on investments                      101,414,564
Decrease in interest receivable                                             3,222,802
Decrease in receivable for securities sold                                    544,125
Increase in other assets                                                      (16,953)
Decrease in payable for securities purchased                               (1,679,185)
Decrease in payable for accrued expenses                                     (386,522)
                                                                      ----------------
Net cash provided by operating activities                                 285,324,258

--------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------
Proceeds from bank borrowings                                             676,100,000
Payments on bank borrowings                                              (706,100,000)
Payments from short-term floating rate notes issued                       (10,820,367)
Proceeds from shares sold                                                 938,768,060
Payment on shares redeemed                                             (1,140,626,236)
Cash distributions paid                                                   (42,590,120)
                                                                      ----------------
Net cash used in financing activities                                    (285,268,663)
--------------------------------------------------------------------------------------
Net increase in cash                                                           55,595
--------------------------------------------------------------------------------------
Cash, beginning balance                                                     1,307,615
                                                                      ----------------
Cash, ending balance                                                  $     1,363,210
                                                                      ================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $114,552,954.

Cash paid for interest on bank borrowings--$1,101,053.

Cash paid for interest on short-term floating rate notes issued--$8,715,140.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    70 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED DECEMBER 31,                  2007            2006            2005            2004            2003
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $      3.40     $      3.36     $      3.33     $      3.32     $      3.31
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .14 1           .14 1           .14 1           .14 1           .14
Net realized and unrealized gain (loss)            (.08)            .03             .03             .01             .01
                                            --------------------------------------------------------------------------------
Total from investment operations                    .06             .17             .17             .15             .15
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               (.14)           (.13)           (.14)           (.14)           (.14)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $      3.32     $      3.40     $      3.36     $      3.33     $      3.32
                                            ================================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 1.74%           5.30%           5.13%           4.77%           4.80%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 2,745,029     $ 2,784,037     $ 2,589,629     $ 2,155,310     $ 1,944,385
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 2,721,428     $ 2,696,464     $ 2,380,822     $ 2,029,517     $ 1,894,331
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              4.18%           4.10%           4.12%           4.30%           4.51%
Expenses excluding interest and fees on
short-term floating rate notes issued              0.74%           0.79%           0.79%           0.77%           0.76%
Interest and fees on short-term
floating rate notes issued 4                       0.21%           0.18%           0.03%           0.01%           0.00%
                                            --------------------------------------------------------------------------------
Total expenses                                     0.95% 5         0.97% 5         0.82% 5         0.78% 5         0.76% 5,6
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              18%             23%             19%             16%             28%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    71 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B   YEAR ENDED DECEMBER 31,                  2007            2006           2005           2004            2003
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $      3.40      $     3.36     $     3.32      $    3.32       $    3.31
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .11 1           .11 1          .11 1          .12 1           .12
Net realized and unrealized gain (loss)            (.08)            .04            .04             --             .01
                                            ------------------------------------------------------------------------------
Total from investment operations                    .03             .15            .15            .12             .13
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               (.11)           (.11)          (.11)          (.12)           (.12)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $      3.32      $     3.40     $     3.36      $    3.32       $    3.32
                                            ==============================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 0.95%           4.48%          4.62%          3.65%           3.99%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   228,022      $  318,452     $  379,045      $ 417,473       $ 444,537
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   272,855      $  346,849     $  398,461      $ 427,486       $ 429,564
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              3.38%           3.31%          3.34%          3.52%           3.72%
Expenses excluding interest and fees on
short-term floating rate notes issued              1.54%           1.59%          1.58%          1.55%           1.55%
Interest and fees on short-term
floating rate notes issued 4                       0.21%           0.18%          0.03%          0.01%           0.00%
                                            ------------------------------------------------------------------------------
Total expenses                                     1.75% 5         1.77% 5        1.61% 5        1.56% 5,6       1.55% 5,6
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              18%             23%            19%            16%             28%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    72 | LIMITED TERM NEW YORK MUNICIPAL FUND

CLASS C   YEAR ENDED DECEMBER 31,                        2007            2006            2005           2004            2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      3.39     $      3.35     $      3.32    $      3.31     $      3.30
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .11 1           .11 1           .11 1          .12 1           .12
Net realized and unrealized gain (loss)                  (.08)            .04             .03            .01             .01
                                                  -------------------------------------------------------------------------------
Total from investment operations                          .03             .15             .14            .13             .13
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.11)           (.11)           (.11)          (.12)           (.12)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      3.31     $      3.39     $      3.35    $      3.32     $      3.31
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       0.97%           4.52%           4.35%          4.00%           4.02%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,052,153     $ 1,105,643     $ 1,139,882    $ 1,040,035     $ 1,006,103
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,076,271     $ 1,127,896     $ 1,095,066    $ 1,009,112     $   977,323
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.40%           3.34%           3.36%          3.55%           3.74%
Expenses excluding interest and fees on
short-term floating rate notes issued                    1.52%           1.56%           1.56%          1.52%           1.52%
Interest and fees on short-term
floating rate notes issued 4                             0.21%           0.18%           0.03%          0.01%           0.00%
                                                  -------------------------------------------------------------------------------
Total expenses                                           1.73% 5         1.74% 5         1.59% 5        1.53% 5         1.52% 5,6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18%             23%             19%            16%             28%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    73 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Limited Term New York Municipal Fund (the "Fund") is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is


                    74 | LIMITED TERM NEW YORK MUNICIPAL FUND determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                     WHEN-ISSUED OR DELAYED DELIVERY
                                     BASIS TRANSACTIONS
             -------------------------------------------------------
             Purchased securities    $9,213,991

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 5% of its total assets in inverse floaters. Inverse floaters amount to $160,199,727 as of December 31, 2007, which represents 3.76% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond


                    75 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

(referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At December 31, 2007, municipal bond holdings with a value of $338,221,024 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $178,865,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                            COUPON    MATURITY
AMOUNT        INVERSE FLOATER 1                      RATE 2        DATE          VALUE
--------------------------------------------------------------------------------------
$ 7,250,000   NYC GO RITES                            4.472%     6/1/23   $  8,274,860
  8,755,000   NYC HDC RITES                           4.917      7/1/25      9,437,015
 50,500,000   NYS DA RITES                            4.567     8/15/25     52,425,060
  5,770,000   NYS DA (MSH/NYU Hospital
              Center/HJDOI Obligated Group) RITES     7.767      7/1/15      6,400,661
  5,665,000   NYS DA (MSH/NYU Hospital
              Center/HJDOI Obligated Group) RITES     7.767      7/1/16      6,256,709
  9,175,000   Port Authority NY/NJ RITES              7.045      6/1/12     11,721,246
  5,930,000   Port Authority NY/NJ RITES              4.257     10/1/19      6,174,553
  4,755,000   Puerto Rico Highway & Transportation
              Authority ROLs                          4.046      7/1/45      2,737,263
 34,275,000   TSASC, Inc. (TFABs) RITES               3.723      6/1/22     32,560,907
 25,000,000   TSASC, Inc. (TFABs) RITES               4.155      6/1/26     23,367,750
                                                                          ------------
                                                                          $159,356,024
                                                                          ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 65 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."


                    76 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED           ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                  LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN    CARRYFORWARD 1,2,3         TAX PURPOSES
    -------------------------------------------------------------------------
    $11,647,479                $--            $1,944,352          $17,016,199

1. As of December 31, 2007, the Fund had $1,944,352 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2007, details of the capital loss carryforward were as follows:

                           EXPIRING
                           -------------------------
                           2011       $    1,944,352

2. During the fiscal year ended December 31, 2007, the Fund utilized $647,547 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended December 31, 2006, the Fund utilized $3,551,944 of capital loss carryforward to offset capital gains realized in that fiscal year.


                    77 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

                                           YEAR ENDED          YEAR ENDED
                                    DECEMBER 31, 2007   DECEMBER 31, 2006
        -----------------------------------------------------------------
        Distributions paid from:
        Ordinary income                  $  2,113,037        $  2,103,375
        Exempt-interest dividends         155,030,643         152,942,514
                                         --------------------------------
        Total                            $157,143,680        $155,045,889
                                         ================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities   $3,974,220,630
                                         ==============
        Gross unrealized appreciation    $   57,719,656
        Gross unrealized depreciation       (40,703,457)
                                         --------------
        Net unrealized appreciation      $   17,016,199
                                         ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. On November 19, 2007, the Fund's Board of Trustees voted to freeze participation in the retirement plan for the Board's independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.

During the year ended December 31, 2007, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

        Projected Benefit Obligations Increased         $ 82,109
        Payments Made to Retired Trustees                 17,379
        Accumulated Liability as of December 31, 2007    561,930


                    78 | LIMITED TERM NEW YORK MUNICIPAL FUND

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                    79 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     YEAR ENDED DECEMBER 31, 2007     YEAR ENDED DECEMBER 31, 2006
                                          SHARES           AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                 226,258,213    $ 758,534,521     173,487,431    $ 585,095,577
Dividends and/or
distributions reinvested              23,926,697       80,243,124      22,252,589       75,080,525
Redeemed                            (241,991,540)    (812,631,007)   (148,275,861)    (500,017,167)
                                    ---------------------------------------------------------------
Net increase                           8,193,370    $  26,146,638      47,464,159    $ 160,158,935
                                    ===============================================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                                   1,635,985    $   5,476,765       3,638,956    $  12,243,715
Dividends and/or
distributions reinvested               1,971,698        6,611,007       2,170,671        7,311,869
Redeemed                             (28,573,122)     (95,788,813)    (25,053,087)     (84,374,929)
                                    ---------------------------------------------------------------
Net decrease                         (24,965,439)   $ (83,701,041)    (19,243,460)   $ (64,819,345)
                                    ===============================================================

---------------------------------------------------------------------------------------------------
CLASS C
Sold                                  53,675,266    $ 179,391,537      53,552,565    $ 179,923,090
Dividends and/or
distributions reinvested               8,286,573       27,698,823       8,008,146       26,921,818
Redeemed                             (70,087,523)    (234,213,916)    (75,879,992)    (254,860,481)
                                    ---------------------------------------------------------------
Net decrease                          (8,125,684)   $ (27,123,556)    (14,319,281)   $ (48,015,573)
                                    ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2007, were as follows:

                                      PURCHASES          SALES
        ------------------------------------------------------
        Investment securities      $618,180,691   $873,753,390


                    80 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                       FEE SCHEDULE
                       ---------------------------------
                       Up to $100 million          0.50%
                       Next $150 million           0.45
                       Next $1.75 billion          0.40
                       Next $3 billion             0.39
                       Over $5 billion             0.38

--------------------------------------------------------------------------------
ACCOUNTING SERVICE FEES. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2007, the Fund paid $1,224,307 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2007, the Fund paid $1,440,376 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on


                    81 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class C shares was $27,099,562. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A          CLASS B         CLASS C
                          CLASS A      CONTINGENT       CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED         DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES    SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY      RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------
December 31, 2007        $809,943        $111,731         $231,133        $114,160

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive


                    82 | LIMITED TERM NEW YORK MUNICIPAL FUND to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

      The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $850 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1906% as of December 31, 2007). The Fund pays additional fees of 0.30% annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% annual commitment fee for a liquidity backstop facility with respect to the $850 million facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

For the year ended December 31, 2007, the Fund had borrowings outstanding at an interest rate of 5.1906%. Details of the borrowings for the year ended December 31, 2007 are as follows:

                  Average Daily Loan Balance    $  18,995,890
                  Average Daily Interest Rate           5.310%
                  Fees Paid                     $     165,661
                  Interest Paid                 $   1,101,053

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    83 | LIMITED TERM NEW YORK MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF LIMITED TERM NEW YORK MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities of Limited Term New York Municipal Fund, including the statement of investments, as of December 31, 2007, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Limited Term New York Municipal Fund, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 12, 2008


                    84 | LIMITED TERM NEW YORK MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record received information regarding all taxable dividends and distributions paid to them by the Fund during calendar year 2007 Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended December 31, 2007 are eligible for the corporate dividend-received deduction. 98.66% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes; 100% of the tax-exempt dividends are not subject to New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (80.3%), New Jersey (0.4%), Puerto Rico (17.0%), Guam (0.5%), Virgin Islands (1.8%).

      During 2007, 20.31% of this tax-exempt income was derived from "private activity bonds". These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the Alternative Minimum Tax, the interest from these bonds is considered a preference item.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    85 | LIMITED TERM NEW YORK MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    86 | LIMITED TERM NEW YORK MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                    87 | LIMITED TERM NEW YORK MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ron H. Fielding, Daniel G. Loughran, Scott Cottier, Troy Willis, Mark DeMitry, and Marcus Franz, the portfolio managers for the Fund, and the Manager's Rochester Municipal Bond investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end and no-load "other states" short/intermediate municipal debt funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year, and ten-year performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other "other states" short/intermediate municipal debt funds and California short/intermediate municipal debt funds, and other funds with comparable asset levels and distribution


                    88 | LIMITED TERM NEW YORK MUNICIPAL FUND features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                    89 | LIMITED TERM NEW YORK MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                         PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH THE          TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS
FUND, LENGTH OF SERVICE, AGE             IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                              THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON
TRUSTEES                                 WAY, CENTENNIAL, COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN
                                         INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                                         DEATH OR REMOVAL.

THOMAS W. COURTNEY,                      Principal of Courtney Associates, Inc. (venture capital firm)
Chairman of the Board                    (since 1982); General Partner of Trivest Venture Fund (private
(since 2001), Trustee                    venture capital fund); President of Investment Counseling
(since 1995)                             Federated Investors, Inc. (1973-1982); Trustee of the
Age: 74                                  following open-end investment companies: Cash Assets Trust
                                         (1984), Premier VIT (formerly PIMCO Advisors VIT), Tax Free Trust of Arizona (since 1984) and four funds for the Hawaiian Tax Free
                                         Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

JOHN CANNON,                             Director of Neuberger Berman Income Managers Trust, Neuberger &
Trustee (since 1992)                     Berman Income Funds and Neuberger Berman Trust, (open-end
Age: 78                                  investment companies) (1995-present); Director of Neuberger
                                         Berman Equity Funds (open-end investment company) (since
                                         November 2000); Trustee, Neuberger Berman Mutual Funds (open-end investment company) (since October 1994); Mr. Cannon held the following positions at CDC Investment Advisors (registered investment adviser): Chairman and Treasurer (December
                                         1993-February 1996), Independent Consultant and Chief Investment
                                         Officer (1996-June 2000) and Consultant and Director (December
                                         1993-February 1999). Oversees 3 portfolios in the
                                         OppenheimerFunds complex.

DAVID K. DOWNES,                         President, Chief Executive Officer and Board Member of CRAFund
Trustee (since 2005)                     Advisors, Inc. (investment management company) (since January
Age: 68                                  2004); President of The Community Reinvestment Act Qualified
                                         Investment Fund (investment management company) (since January
                                         2004); Independent Chairman of the Board of Trustees of Quaker
                                         Investment Trust (registered investment company) (since January
                                         2004); Director of Internet Capital Group (information
                                         technology company) (since October 2003); Chief Operating
                                         Officer and Chief Financial Officer of Lincoln National
                                         Investment Companies, Inc. (subsidiary of Lincoln National
                                         Corporation, a publicly traded company) and Delaware Investments
                                         U.S., Inc. (investment management subsidiary of Lincoln National
                                         Corporation) (1993-2003); President, Chief Executive Officer
                                         and Trustee of Delaware Investment Family of Funds (1993-2003);
                                         President and Board Member of Lincoln National Convertible
                                         Securities Funds, Inc. and the Lincoln National Income Funds,
                                         TDC (1993-2003); Chairman and Chief Executive Officer of
                                         Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments
                                         U.S., Inc.) (1993-2003); President and Chief Executive Officer
                                         of Delaware Service Company, Inc. (1995-2003); Chief
                                         Administrative Officer, Chief Financial Officer, Vice Chairman
                                         and Director of Equitable Capital Management Corporation
                                         (investment subsidiary of Equitable Life Assurance Society)
                                         (1985-1992); Corporate Controller of Merrill Lynch & Company
                                         (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant
                                         Treasurer (1972-1974) and Director of Corporate Taxes
                                         (1969-1972); held the following positions at Price Waterhouse &
                                         Company (financial services firm): Tax Manager (1967-1969), Tax
                                         Senior (1965-1967) and Staff Accountant (1963-1965); United
                                         States Marine Corps (1957-1959). Oversees 63 portfolios in the
                                         OppenheimerFunds complex.


                    90 | LIMITED TERM NEW YORK MUNICIPAL FUND

ROBERT G. GALLI,                         A director or trustee of other Oppenheimer funds. Oversees 63
Trustee (since 1998)                     portfolios in the OppenheimerFunds complex.
Age: 74

LACY B. HERRMANN,                        Founder and Chairman Emeritus of Aquila Group of Funds
Trustee (since 1995)                     (open-end investment company) (since December 2004); Chairman
Age: 78                                  of Aquila Management Corporation and Aquila Investment
                                         Management LLC (since August 1984); Chief Executive Officer and
                                         President of Aquila Management Corporation (August
                                         1984-December 1994); Vice President, Director and Secretary of
                                         Aquila Distributors, Inc. (distributor of Aquila Management
                                         Corporation); Treasurer of Aquila Distributors, Inc.; President
                                         and Chairman of the Board of Trustees of Capital Cash
                                         Management Trust ("CCMT"); President and Director of STCM
                                         Management Company, Inc. (sponsor and adviser to CCMT);
                                         Chairman, President and Director of InCap Management
                                         Corporation; Sub-Advisor and Administrator of Prime Cash Fund &
                                         Short Term Asset Reserves; Director of OCC Cash Reserves, Inc.
                                         (open-end investment company) (June 2003-December 2004);
                                         Trustee of Premier VIT (formerly PIMCO Advisors VIT)
                                         (investment company) (since 1994); Trustee of OCC
                                         Accumulation Trust (open-end investment company) (until
                                         December 2004); Trustee Emeritus of Brown University (since
                                         June 1983). Oversees 10 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                         General Partner of Odyssey Partners, L.P. (hedge fund) (since
Trustee (since 2001)                     September 1995); Director of Special Value Opportunities Fund,
Age: 64                                  LLC (registered investment company) (since September 2004);
                                         Member of Zurich Financial Services Investment Advisory Board
                                         (insurance) (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990);
                                         Trustee of the Institute for Advanced Study (non-profit
                                         educational institute) (since May 1992); Special Limited
                                         Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of Research
                                         Foundation of AIMR (2000-2002) (investment research,
                                         non-profit); Governor, Jerome Levy Economics Institute of Bard
                                         College (August 1990-September 2001) (economics research);
                                         Director of Ray & Berendtson, Inc. (May 2000-April 2002)
                                         (executive search firm). Oversees 63 portfolios in the
                                         OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                       THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                              LIBERTY STREET, 11TH FLOOR, NEW YORK, NEW YORK 10281-1008. MR.
                                         MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL
                                         HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER
                                         FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                         DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO
                                         HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                          Chairman, Chief Executive Officer and Director of the Manager
President (since 2001) and               (since June 2001); President of the Manager (September
Trustee (since 2005)                     2000-March 2007); President and director or trustee of other
Age: 58                                  Oppenheimer funds; President and Director of Oppenheimer
                                         Acquisition Corp. ("OAC") (the Manager's parent holding company)
                                         and of Oppenheimer Partnership Holdings, Inc. (holding
                                         company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                         Manager) (November 2001-December 2006); Chairman and Director
                                         of Shareholder Services, Inc. and of Shareholder Financial
                                         Services, Inc. (transfer agent subsidiaries of the Manager)
                                         (since July 2001); President and Director of OppenheimerFunds
                                         Legacy Program (charitable trust program established by the
                                         Manager) (since July 2001); Director of the following
                                         investment advisory subsidiaries of the Manager: OFI
                                         Institutional Asset Management, Inc., Centennial Asset
                                         Management Corporation, Trinity Investment Management
                                         Corporation and Tremont Capital Management, Inc.


                    91 | LIMITED TERM NEW YORK MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                          (since November 2001), HarbourView Asset Management Corporation
Continued                                and OFI Private Investments, Inc. (since July 2001); President
                                         (since November 2001) and Director (since July 2001) of
                                         Oppenheimer Real Asset Management, Inc.; Executive Vice
                                         President of Massachusetts Mutual Life Insurance Company (OAC's
                                         parent company) (since February 1997); Director of DLB
                                         Acquisition Corporation (holding company parent of Babson
                                         Capital Management LLC) (since June 1995); Chairman (since
                                         October 2007) and Member of the Investment Company Institute's
                                         Board of Governors (since October 2003). Oversees 102
                                         portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                        THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS
THE FUND                                 FOLLOWS: FOR MESSRS. ZACK, GILLESPIE AND MS. BLOOMBERG, TWO
                                         WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                         10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI
                                         AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                         80112-3924, FOR MESSRS. FIELDING, LOUGHRAN, COTTIER AND WILLIS,
                                         350 LINDEN OAKS, ROCHESTER, NY 14625, EACH OFFICER SERVES FOR
                                         AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                                         DEATH OR REMOVAL.

RONALD H. FIELDING,                      Senior Vice President of the Manager (since January 1996).
Vice President and Senior                Chief Strategist, a Senior Portfolio Manager, an officer and a
Portfolio Manager                        trader for the Fund and other Oppenheimer funds.
(since 1996)
Age: 58

DANIEL G. LOUGHRAN,                      Senior Vice President of the Manager (since August 2007); Vice
Vice President (since 2005)              President of the Manager (April 2001-July 2007) and a Portfolio
and Senior Portfolio Manager             Manager with the Manager (since 1999). Team leader, a Senior
(since 2001)                             Portfolio Manager, an officer and a trader for the Fund and
Age: 44                                  other Oppenheimer funds.

SCOTT S. COTTIER,                        Vice President of the Manager (since September 2002). Portfolio
Vice President (since 2005)              Manager and trader at Victory Capital Management (from 1999 to
and Senior Portfolio Manager             2002). Senior Portfolio Manager, an officer and a trader for
(since 2002)                             the Fund and other Oppenheimer funds.
Age: 36

TROY E. WILLIS,                          Assistant Vice President of the Manager (since July 2005).
Vice President (since 2005)              Portfolio Manager of the Fund (from May 2003 to December 2005).
and Senior Portfolio Manager             Corporate Attorney for Southern Resource Group (from 1999 to
(since 2006)                             2003). Senior Portfolio Manager, an officer and a trader for
Age: 35                                  the Fund and other Oppenheimer funds.

MARK S. VANDEHEY,                        Senior Vice President and Chief Compliance Officer of the
Vice President and Chief                 Manager (since March 2004); Chief Compliance Officer of
Compliance Officer                       OppenheimerFunds Distributor, Inc., Centennial Asset Management
(since 2004)                             and Shareholder Services, Inc. (since March 2004); Vice
Age: 57                                  President of OppenheimerFunds Distributor, Inc., Centennial
                                         Asset Management Corporation and Shareholder Services, Inc.
                                         (since June 1983); Former Vice President and Director of
                                         Internal Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                         Senior Vice President and Treasurer of the Manager (since March
Treasurer and Principal                  1999); Treasurer of the following: HarbourView Asset Management
Financial & Accounting                   Corporation, Shareholder Financial Services, Inc., Shareholder
Officer (since 1999)                     Services, Inc., Oppenheimer Real Asset Management, Inc. and
Age: 48                                  Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
                                         Private Investments, Inc. (since March 2000),


                    92 | LIMITED TERM NEW YORK MUNICIPAL FUND

BRIAN W. WIXTED,                         OppenheimerFunds International Ltd. and OppenheimerFunds plc
Continued                                (since May 2000), OFI Institutional Asset Management, Inc. (since
                                         November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003);
                                         Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                         Treasurer of the following: OAC (since March 1999), Centennial
                                         Asset Management Corporation (March 1999-October 2003) and
                                         OppenheimerFunds Legacy Program (April 2000-June 2003). An
                                         officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                       Vice President of the Manager (since February 2007); Assistant
Assistant Treasurer                      Vice President of the Manager (August 2002-February 2007);
(since 2004)                             Manager/Financial Product Accounting of the Manager (November
Age: 37                                  1998-July 2002). An officer of 102 portfolios in the
                                         OppenheimerFunds complex.

BRIAN C. SZILAGYI,                       Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer                      Director of Financial Reporting and Compliance of First Data
(since 2005)                             Corporation (April 2003-July 2004); Manager of Compliance of
Age: 37                                  Berger Financial Group LLC (May 2001-March 2003). An officer of
                                         102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                          Executive Vice President (since January 2004) and General Counsel
Secretary (since 2001)                   (since March 2002) of the Manager; General Counsel and Director
Age: 59                                  of the Distributor (since December 2001); General Counsel of
                                         Centennial Asset Management Corporation (since December 2001);
                                         Senior Vice President and General Counsel of HarbourView Asset
                                         Management Corporation (since December 2001); Secretary and
                                         General Counsel of OAC (since November 2001); Assistant Secretary
                                         (since September 1997) and Director (since November 2001) of
                                         OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                                         Vice President and Director of Oppenheimer Partnership Holdings,
                                         Inc. (since December 2002); Director of Oppenheimer Real Asset
                                         Management, Inc. (since November 2001); Senior Vice President,
                                         General Counsel and Director of Shareholder Financial Services,
                                         Inc. and Shareholder Services, Inc. (since December 2001); Senior
                                         Vice President, General Counsel and Director of OFI Private
                                         Investments, Inc. and OFI Trust Company (since November 2001);
                                         Vice President of OppenheimerFunds Legacy Program (since June
                                         2003); Senior Vice President and General Counsel of OFI
                                         Institutional Asset Management, Inc. (since November 2001);
                                         Director of OppenheimerFunds (Asia) Limited (since December
                                         2003); Senior Vice President (May 1985-December 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                       Vice President and Associate Counsel of the Manager (since May
Assistant Secretary                      2004); First Vice President (April 2001-April 2004), Associate
(since 2004)                             General Counsel (December 2000-April 2004) of UBS Financial
Age: 40                                  Services, Inc. An officer of 102 portfolios in the
                                         OppenheimerFunds complex.

PHILLIP S. GILLESPIE,                    Senior Vice President and Deputy General Counsel of the Manager
Assistant Secretary                      (since September 2004); First Vice President (2000-September
(since 2004)                             2004), Director (2000-September 2004) and Vice President
Age: 44                                  (1998-2000) of Merrill Lynch Investment Management. An officer of
                                         102 portfolios in the OppenheimerFunds complex.


                    93 | LIMITED TERM NEW YORK MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KATHLEEN T. IVES,                        Vice President (since June 1998) and Senior Counsel and Assistant
Assistant Secretary                      Secretary (since October 2003) of the Manager; Vice President
(since 2001)                             (since 1999) and Assistant Secretary (since October 2003) of the
Age: 42                                  Distributor; Assistant Secretary of Centennial Asset Management
                                         Corporation (since October 2003); Vice President and Assistant
                                         Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                         Secretary of OppenheimerFunds Legacy Program and Shareholder
                                         Financial Services, Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                    94 | LIMITED TERM NEW YORK MUNICIPAL FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, the Board's Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $47,000 in fiscal 2007 and $38,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $256,236 in fiscal 2007 and $216,204 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $1,342 in fiscal 2007 and no such fees in fiscal 2006 to the registrant.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $257,578 in fiscal 2007 and $216,204 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008